                                                      --------------------------
Allmerica Financial Services                              Semi-Annual Report
--------------------------------------------------------------------------------
               JUNE 30, 2000

        [GRAPHIC]                                      . Group Vari-Exceptional
                                                         Life Plus


                                                          2000


                                               [LOGO OF ALLMERICA FINANCIAL]

Table of Contents
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General Information .........................................................  2

A Letter from the Chairman ..................................................  3

Fund Performance Summary ....................................................  4

Product Performance Summaries
Group Vari-Exceptional Life Plus (FAFLIC) ...................................  5
Group Vari-Exceptional Life Plus (AFLIAC) ...................................  6
Variable Life Insurance Product Information .................................  7

Domestic & International Equity Market Overview .............................  8
Select Emerging Markets Fund ................................................ 10
Select Aggressive Growth Fund ............................................... 11
Select Capital Appreciation Fund ............................................ 12
Select Value Opportunity Fund ............................................... 13
Select International Equity Fund ............................................ 14
Fidelity VIP Overseas Portfolio ............................................. 15
T. Rowe Price International Stock Portfolio ................................. 16
DGPF1 International Equity Series ........................................... 17
Fidelity VIP Growth Portfolio ............................................... 18
Fidelity VIP II Contrafund Portfolio*** ..................................... 19
Select Growth Fund .......................................................... 20
Select Strategic Growth Fund ................................................ 21
Core Equity Fund* ........................................................... 22
Equity Index Fund ........................................................... 23
Fidelity VIP II Index 500 Portfolio ......................................... 24
Select Growth and Income Fund ............................................... 25
Fidelity VIP Equity-Income Portfolio ........................................ 26
Fidelity VIP II Asset Manager Portfolio ..................................... 27
MSDW Technology Portfolio*** ................................................ 28

Bond & Money Market Overview ................................................ 30
Fidelity VIP High Income Portfolio .......................................... 32
Select Investment Grade Income Fund** ....................................... 33
Government Bond Fund ........................................................ 34
Money Market Fund ........................................................... 35

Financials ..................................................................F-1

For further information, see the accompanying annual reports.

See Client Notices on page F-62.

One or more Funds may not be available under the variable annuity or variable life insurance certificate which you have chosen. Inclusion in this annual report of a Fund which is not available under your certificate is not to be considered a solicitation.

1DGPF refers to Delaware Group Premium Fund.

*Fund's name has been changed from Growth to Core Equity, effective 5-1-00.

**Fund's name has been changed from Investment Grade Income to Select Investment Grade Income, effective 5-1-00.

***New funds available as of 5-1-00.

General Information
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Officers of First Allmerica Financial Life Insurance Company (FAFLIC) and Allmerica Financial Life Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and Chairman of the Board (AFLIAC) Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron 1
Cynthia A. Hargadon 1
Gordon Holmes 1
John P. Kavanaugh
Bruce E. Langton 1
Attiat F. Ott 1
Richard M. Reilly
Ranne P. Warner 1

1Independent Trustees

Investment Sub-Advisers
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
 Equity Index Fund
 Select Investment Grade Income Fund
 Government Bond Fund
 Money Market Fund

Bank of Ireland Asset Management (U.S.) Limited
U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
 Select International Equity Fund

Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue, White Plains, NY 10604
 Select Value Opportunity Fund

J.P. Morgan Investment Management Inc.
522 Fifth Avenue, New York, NY 10036
 Select Growth and Income Fund

Miller Anderson & Sherrerd, LLP
One Tower Bridge, West Conshohocken, PA 19428
 Core Equity Fund

Nicholas-Applegate Capital Management, L.P.
600 West Broadway - Suite 2900, San Diego, CA 92101
 Select Aggressive Growth Fund

Putnam Investment Management, Inc.
One Post Office Square, Boston, MA 02109
 Select Growth Fund

Schroder Investment Management North America Inc.
787 Seventh Avenue, New York, NY 10019
 Select Emerging Markets Fund

TCW Investment Management
865 South Figueroa, Los Angeles, CA 90017
 Select Strategic Growth Fund

T. Rowe Price Associates, Inc.
100 East Pratt Street, Baltimore, MD 21202
 Select Capital Appreciation Fund

Investment Advisers
Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
 Delaware Group Premium Fund, Inc. International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP High Income Portfolio
 Fidelity VIP II Index 500 Portfolio
 Fidelity VIP Overseas Portfolio

Morgan Stanley Dean Witter
1585 Broadway, New York, NY 10038
 MSDW Technology Portfolio

Rowe Price-Fleming International, Inc.
100 East Pratt Street, Baltimore, MD 21202
 T. Rowe Price International Stock Portfolio

A Letter from the Chairman

Dear Client:

[PHOTO]

The first half of 2000 was another volatile period in the U.S and international equity markets. Major equity indices struggled and most were unable to break even, as concerns about inflation prompted the Federal Reserve to raise interest rates three times. These actions by the Federal Reserve were, in part, responsible for partially reversing the momentum of the technology-heavy NASDAQ from an 85% gain in 1999 to a -2.46% loss for the first six months of the year. This decline was comprised of a series of turbulent months where the NASDAQ fell as much as 30% before recovering in June. Even the S&P 500 Index and Dow Jones Industrial Average, comprised of better known and larger companies, suffered and fluctuated wildly on a daily basis. As disappointing as the U.S. equity market was, international equity markets fared worse. Economic expansion throughout the world, and the corresponding fears of inflation contributed to losses in both developed and emerging markets. The bond market overall has been lackluster during the period partially due to interest rate increases, but also due to credit concerns at companies in both the investment grade and high yield markets.

The first half of the year appeared to be a textbook example of the benefits of diversification and long term strategic asset allocation. A balanced allocation to both growth and value stocks, along with international stocks and domestic bonds proved beneficial to our clients as the 1999 success of high growth, high momentum stocks wavered. Our funds performed just as we would have expected. Domestically, our more aggressive funds reacted negatively to interest rate increases while our value focused funds performed well. Our international funds reacted similarly to our U.S. funds as those that had suffered in 1999 due to their value bias finally received some well-deserved market attention. Overall, we remain pleased with our fund managers and our disciplined approach.

As part of Allmerica's continued fund monitoring, we are pleased to have added a new sub-advisor to our investment lineup. On April 1, 2000, we changed both the sub-advisor and the focus of the Select Strategic Growth Fund. The Fund changed from a large-cap core equity fund to a small-cap growth fund. After an exhaustive search with our consultant, Barra RogersCasey, we determined that the best money manager for this new focus would be Trust Company of the West, or TCW Investment Management Company. TCW's addition is a terrific complement to the other investment managers we offer you.

As usual, we encourage you to work with your financial advisor to build and maintain a diversified investment portfolio so that you may continue to enjoy all that Allmerica has to offer.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company

Fund Performance Summary

Average Annual Total Returns as of 6/30/00

For easy reference, the total returns for the Funds are summarized below.
Keep in mind that these returns reflect all Fund charges but do not include any insurance product fees or expenses. For returns that reflect the deduction of product charges, please refer to the Product Performance Summaries on the following pages begining on page 5.

                                                                                                   10 Years
                                                      Fund                                          or Life
                                                 Inception                1               5         of Fund
Funds                                                 Date             Year           Years       (if less)
--------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Emerging Markets Fund                       2/20/98           11.19%             N/A           6.60%
Select Aggressive Growth Fund                      8/21/92           24.32%          20.39%          19.59%
Select Capital Appreciation Fund                   4/28/95           18.37%          18.27%          20.54%
Select Value Opportunity Fund                      4/30/93           -0.69%          13.75%          12.23%
Select International Equity Fund                    5/2/94           21.55%          16.13%          13.93%
Select Growth Fund                                 8/21/92           15.68%          24.17%          18.82%
Select Strategic Growth Fund                       2/20/98            1.34%             N/A           4.63%
Core Equity Fund                                   4/29/85            9.65%          21.32%          16.80%
Equity Index Fund                                  9/28/90            6.86%          23.23%          19.51%
Select Growth and Income Fund                      8/21/92            2.70%          18.13%          14.66%
Select Investment Grade Income Fund                4/29/85            3.76%           5.75%           7.76%
Government Bond Fund                               8/26/91            3.98%           5.26%           6.18%
Money Market Fund                                  4/29/85            5.73%           5.51%           5.15%

Delaware Group Premium Fund, Inc.
DGPF International Equity Series                  10/29/92            7.45%          12.31%          11.05%

T. Rowe Price International Equity Series, Inc.
T. Rowe Price International Stock Portfolio        3/31/94           22.38%          13.25%          11.46%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio                    1/28/87           25.24%          15.19%           9.85%
Fidelity VIP Growth Portfolio                      10/9/86           26.26%          25.56%          20.08%
Fidelity VIP II Contrafund Portfolio                1/3/95           10.22%          21.82%          24.63%
Fidelity VIP II Index 500 Portfolio                8/27/92            6.94%          23.42%          19.52%
Fidelity VIP Equity-Income Portfolio               10/9/86           -8.20%          14.29%          14.68%
Fidelity VIP II Asset Manager Portfolio             9/6/89            4.82%          14.10%          12.61%
Fidelity VIP High Income Portfolio                 9/19/85           -4.59%           7.30%          11.98%

Morgan Stanley Dean Witter Universal Funds
MSDW Technology Portfolio                         11/30/99              N/A             N/A          44.61%

Fund performance returns given above reflect an investment in the underlying funds listed on the date of inception of each Fund.

Fund performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Group Vari-Exceptional Life Plus (FAFLIC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/00

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 10.


                                                                  Without Surrender and                         With Surrender and
                                                                 Monthly Policy Charges                     Monthly Policy Charges

                                                                               10 Years                                   10 Years
                                           Sub-                    10 Years  or Life of                       10 Years  or Life of
                                        Account                     or Life        Sub-                        or Life        Sub-
                                      Inception        1        5   of Fund     Account          1        5    of Fund     Account
Sub-Accounts                               Date     Year    Years  (if less)  (if less)       Year    Years  (if less)   (if less)
----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Emerging Markets Fund            3/10/00   10.19%      N/A     5.61%     -16.37%   -100.00%      N/A    -40.82%     -36.58%
Select Aggressive Growth Fund          11/13/96   23.21%   19.27%    18.44%      17.21%    -99.63%   12.01%     13.68%       2.48%
Select Capital Appreciation Fund       11/13/96   17.30%   17.18%    19.40%      14.48%   -100.00%    9.93%     12.34%      -0.40%
Select Value Opportunity Fund          11/13/96   -1.59%   12.71%    11.19%      10.04%   -100.00%    5.47%      5.86%      -5.13%
Select International Equity Fund       11/13/96   20.45%   15.06%    12.89%      14.36%   -100.00%    7.81%      6.82%      -0.53%
Select Growth Fund                     11/13/96   14.63%   23.00%    17.69%      24.45%   -100.00%   15.73%     12.92%      10.08%
Select Strategic Growth Fund            3/10/00    0.43%      N/A     3.69%       1.06%   -100.00%      N/A    -43.32%     -36.58%
Core Equity Fund                       11/13/96    8.66%   20.19%    15.72%      19.49%   -100.00%   12.93%     11.93%       4.88%
Equity Index Fund                      11/13/96    5.90%   22.08%    18.39%      21.04%   -100.00%   14.81%     14.56%       6.51%
Select Growth and Income Fund          11/13/96    1.77%   17.04%    13.58%      14.95%   -100.00%    9.79%      8.73%       0.09%
Select Investment Grade Income Fund    11/13/96    2.85%    4.79%     6.77%       4.38%   -100.00%   -2.45%      2.67%     -11.22%
Government Bond Fund                   11/13/96    3.04%    4.30%     5.24%       4.07%   -100.00%   -2.94%      0.64%     -11.56%
Money Market Fund                      11/13/96    4.84%    4.43%     4.12%       4.39%   -100.00%   -2.81%     -0.09%     -11.21%

Delaware Group Premium Fund, Inc.
DGPF International Equity Series       11/13/96    6.48%   11.22%    10.29%       9.15%   -100.00%    3.98%      5.25%      -6.08%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
  Portfolio                             3/10/00   21.28%   12.23%    10.46%      -7.67%   -100.00%    4.99%      4.43%     -36.58%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio        11/13/96   24.11%   14.18%     8.86%      15.59%    -98.85%    6.94%      4.85%       0.78%
Fidelity VIP Growth Portfolio          11/13/96   25.12%   24.41%    18.99%      27.15%    -97.98%   17.13%     15.28%      12.88%
Fidelity VIP II Contrafund Portfolio        N/A    9.23%   20.72%    23.51%         N/A   -100.00%   13.46%     16.80%         N/A
Fidelity VIP II Index 500 Portfolio         N/A    5.97%   22.31%    18.46%         N/A   -100.00%   15.04%     13.69%         N/A
Fidelity VIP Equity-Income Portfolio   11/13/96   -9.00%   13.22%    13.72%      10.85%   -100.00%    5.98%      9.87%      -4.26%
Fidelity VIP II Asset Manager
  Portfolio                            11/13/96    3.86%   13.06%    11.60%      11.83%   -100.00%    5.83%      7.68%      -3.21%
Fidelity VIP High Income Portfolio     11/13/96   -5.54%    6.32%    10.97%       3.73%   -100.00%   -0.91%      7.04%     -11.93%

Morgan Stanley Dean Witter Universal Funds
MSDW Technology Portfolio                   N/A      N/A      N/A    43.31%         N/A        N/A      N/A    -51.54%         N/A

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of FAFLIC and are net of all product charges (including surrender charges) if applicable for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Group Vari-Exceptional Life Plus (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/00

For easy reference, the total returns for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 10.


                                                                 Without Surrender and                         With Surrender and
                                                                Monthly Policy Charges                     Monthly Policy Charges

                                                                              10 Years                                   10 Years
                                         Sub-                     10 Years  or Life of                       10 Years  or Life of
                                      Account                      or Life        Sub-                        or Life        Sub-
                                    Inception        1         5   of Fund     Account          1        5    of Fund     Account
Sub-Accounts                             Date     Year     Years  (if less)  (if less)       Year    Years  (if less)   (if less)
----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Emerging Markets Fund          11/9/98   10.19%       N/A     5.61%      27.11%   -100.00%      N/A    -40.82%     -51.78%
Select Aggressive Growth Fund          5/1/95   23.21%    19.27%    18.44%      20.40%    -99.63%   12.01%     13.68%      13.33%
Select Capital Appreciation Fund       5/3/95   17.30%    17.18%    19.40%      19.41%   -100.00%    9.93%     12.34%      12.33%
Select Value Opportunity Fund          5/1/95   -1.59%    12.71%    11.19%      12.79%   -100.00%    5.47%      5.86%       5.73%
Select International Equity Fund       5/1/95   20.45%    15.06%    12.89%      15.28%   -100.00%    7.81%      6.82%       8.22%
Select Growth Fund                     5/1/95   14.63%    23.00%    17.69%      24.93%   -100.00%   15.73%     12.92%      17.84%
Select Strategic Growth Fund           3/5/99    0.43%       N/A     3.69%      10.68%   -100.00%      N/A    -43.32%     -83.11%
Core Equity Fund                       5/1/95    8.66%    20.19%    15.72%      20.90%   -100.00%   12.93%     11.93%      13.83%
Equity Index Fund                      5/1/95    5.90%    22.08%    18.39%      22.72%   -100.00%   14.81%     14.56%      15.64%
Select Growth and Income Fund          5/1/95    1.77%    17.04%    13.58%      17.74%   -100.00%    9.79%      8.73%      10.68%
Select Investment Grade Income Fund    5/1/95    2.85%     4.79%     6.77%       5.54%   -100.00%   -2.45%      2.67%      -1.53%
Government Bond Fund                   5/1/95    3.04%     4.30%     5.24%       4.76%   -100.00%   -2.94%      0.64%      -2.32%
Money Market Fund                      5/1/95    4.84%     4.43%     4.12%       4.44%   -100.00%   -2.81%     -0.09%      -2.64%

Delaware Group Premium Fund, Inc.
DGPF International Equity Series       7/2/96    6.48%    11.22%    10.29%       9.64%   -100.00%    3.98%      5.25%      -1.97%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
  Portfolio                           2/12/96   21.28%    12.23%    10.46%      11.74%   -100.00%    4.99%      4.43%       1.87%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio        5/1/95   24.11%    14.18%     8.86%      14.12%    -98.85%    6.94%      4.85%       7.06%
Fidelity VIP Growth Portfolio          5/1/95   25.12%    24.41%    18.99%      26.68%    -97.98%   17.13%     15.28%      19.58%
Fidelity VIP II Contrafund Portfolio      N/A    9.23%    20.72%    23.51%         N/A   -100.00%   13.46%     16.80%         N/A
Fidelity VIP II Index 500 Portfolio   5/25/99    5.97%    22.31%    18.46%      12.00%   -100.00%   15.04%     13.69%     -94.52%
Fidelity VIP Equity-Income Portfolio   5/1/95   -9.00%    13.22%    13.72%      13.66%   -100.00%    5.98%      9.87%       6.60%
Fidelity VIP II Asset Manager
  Portfolio                            5/1/95    3.86%    13.06%    11.60%      13.03%   -100.00%    5.83%      7.68%       5.97%
Fidelity VIP High Income Portfolio     5/1/95   -5.54%     6.32%    10.97%       6.64%   -100.00%   -0.91%      7.04%      -0.43%

Morgan Stanley Dean Witter Universal Funds
MSDW Technology Portfolio             5/31/00      N/A       N/A    43.31%      19.39%        N/A      N/A    -51.54%     -16.02%

Performance returns given above are for the Group Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Group Vari-Exceptional Life Plus

Product Description
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Certificate is variable because the Certificate Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Certificate Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
Certificate Owners may access certificate cash values through loans or withdrawals. Loans and withdrawals will reduce the Certificate Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual reate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the Certificate Value associated with the premium becomes security for a Certificate Loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the certificate is in effect. The Death Benefit is at least the Surrender Value of the Certificate after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. These charges vary by product version but will not exceed maximums listed below. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The certificate provides for a contingent deferred sales and administrative charge varying by product version which will be deducted upon full surrender of the certificate or a decrease in the face amount. The maximum surrender charge remains level for 24 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, if applicable, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer, however, this charge will never exceed $25.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to the greater of $2.50 per $1,000 of the increase or decrease to a maximum of $40 will be assessed.

Premium Expense Charge: Current charges vary by product version up to 10% guaranteed.

Monthly Administration Charge: A monthly charge is assessed against the certificate to cover administration. The current charge varies by product version up to $10 guaranteed.

Monthly Mortality and Expense Risk Charge: Current charges vary by product version up to a guaranteed effective annual rate of 0.90%

Allocation Change Charge: A charge may be assessed, not to exceed $25, for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other certificate variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Domestic & International Equity Market Overview

1996: Despite a volatile marketplace, the U.S. stock market performs well. Internationally, European countries post the most impressive gains.

1997: Robust economic growth, declining interest rates and low unemployment produce a third consecutive year of unprecedented gains for the U.S. stock market.

1998: Worldwide economic problems cause considerable volatility for stocks. Yet, the market posts its fourth consecutive year of double-digit gains.

1999: Booming technology and Internet stocks help drive the Dow and NASDAQ to record highs. Investors flock to large-cap stocks. The Fed hikes interest rates in an effort to slow the economy and prevent inflation.

2000: Technology stocks correct in U.S. and international markets. Losses stemmed somewhat by investments in other sectors. Technology rebounds but major indices finish down. Three interest rate hikes signal that inflation is still a concern.

The first six months of 2000 were an extremely volatile period in which U.S. and foreign equity markets closely tracked each other. The period began on a high note here and abroad with record high markets at the end of 1999 providing a positive beginning for the first year of a new century. The period ended, however, on a low note with the S&P 500 Stock Index returning -0.42% and the Morgan Stanley Capital International's EAFE Index returning -3.95%.

The markets in January got off to a good start when the doomsday prediction of computer systems catapulting global equity markets back to the year 1900 failed to materialize. The successful transition seemed to release pent-up demand for new technologies and investors poured money into high tech stocks. Demand was, and continues to be, high for wireless telecommunications services and products, whose backbone is semiconductors and specifically computer chips. Leading companies were Samsung Electronics (Korea), U.K.-based Vodaphone AirTouch, which claims the largest number of mobile phone subscribers in the world, and Nokia (Finland), the number one seller of mobile handsets.

Adding to the favorable investment climate was the fact that the major foreign countries were experiencing relative political and economic stability. Latin America, especially Mexico and Brazil, the Far East (except Japan), and Russia were turnaround stories from such events as the 1994 devaluation of Mexico's peso, the Asian debacle in 1997, and the 1998 default of the Russian government. The increasing relative prosperity of many major countries, whose citizens had new money to spend, provided another boost to the global economy. A decline in the euro and in the yen did weaken returns denominated in U.S. dollars, however, exchange rate fluctuations did not have a significant impact on overall returns in the international funds due to currency hedging and diversification.

Japan was a notable exception to this scenario, and the only industrialized country reporting high unemployed and low consumer spending during the early part of the year. In fact, Japan was officially in a recession according to data on gross domestic product in the last quarter of 1999.

Nevertheless, the robust economic growth meant increasing concern

2000

JAN

The new year sees the global markets function without the much-feared Y2K disruptions. Robust global growth continues amid rising interest rates. Japan is an exception.

[GRAPHIC]

[GRAPHIC]

FEB

Investors are still fascinated by technology, including the speculative Internet companies. The Federal Reserve raises short-term interest rates by .25%.

The technology-dominated NASDAQ starts its decline, with European and Asian stocks quickly following suit. Japan's economy officially falls back into a recession on news of a 1.4% decline in gross domestic product in the previous quarter. The Federal Reserve again raises The Federal Reserve again raises short-term interest rates another .25%.

MAR

Domestic & International Equity Market Overview


about inflationary pressures. Central banks worldwide tried to allay concern by raising interest rates. In the United States, the Federal Reserve Board raised rates in early February, late March, and again in May.

Another concern was the growing awareness that many Internet stocks, considered a subsector of technology, were probably highly speculative and overvalued investments. The bursting of the Internet bubble seemed all but inevitable, however, huge numbers of investors, many of them day traders, continued to pour money into technology generally, and dot-coms specifically. With gas prices rising and greater need for more drilling and exploring, energy stocks were one of the few alternatives to technology that investors considered. Total Fina Elf (France) offered positive performance.

The bubble burst in March, with Internet stocks falling first. They took with them many of what global equity analysts call "TMT," technology, media, and telecommunication stocks. The NASDAQ stock index fell precipitously, and Europe's and Asia's technology-dominated equity markets quickly followed suit.

The effects of the steep decline of TMT worldwide were offset somewhat by investors moving into other sectors, including those representing the old economy. These were especially attractive for their stable, reasonable prices and predictable earnings. In fact, several global old economy, blue chip company stocks gained 20% to 30% toward the end of March. Value stocks offered another refuge during the technology sell-off. Especially attractive were the stocks of energy, basic materials, communications, industrials, cyclicals, healthcare, and some technology companies. Generally, careful stock selection across a range of industries helped stem losses in investment portfolios overweighted in technology.

Although in retrospect the sector rotation lasted a relatively short time, the market change was significant as only the second time in the preceding seven quarters when value stocks with their low price earnings ratios outperformed growth stocks. Additionally, the rotation out of technology helped to weed out "concept" stocks with big ideas but small revenues and no profits from more mainstream new economy stocks. For example, although new economy stocks Nokia* and Vodaphone AirTouch* lost value during the technology rout, they had rebounded by the end of June.

In the third week of May the NASDAQ hit bottom and started to climb. Economic reports of rising unemployment and declining consumer spending likely reassured investors that growth was being controlled. The NASDAQ ended the first half of the year down 2.5%, but the broader S&P 500 Stock Index fared better, down only 0.5%. International equity indices showed a similar pattern, although with greater declines.

The global equity markets survived the period's volatility reasonably well, and looking ahead, continued growth offers the potential for good returns. And although the period's correction showed that technology can lead investors to the edge, technology also offers businesses in every industry the tools needed to increase productivity, reduce costs, and expand and penetrate markets. Counterbalancing this optimism for better earnings and profits leading to higher share prices are the inevitable inflationary pressures. Equity markets will be watching to see if monetary policy can forestall inflation without pushing the economy toward a recession.

* These are examples only and not representative of any particular portfolio holdings.

Many investors flee technology and turn toward value investing. Select old economy, blue chip stocks are up. Consumer spending rises only 0.2% suggesting growth is slowing.

[GRAPHIC]

APR

[GRAPHIC]

MAY

NASDAQ starts to recover after hitting bottom. Unemployment rate rises 4.1% from its 30-year low of 3.9% in April, possibly indicating the economy is cooling down. The Federal Reserve again raises short-term interest rates, but this time by .50%, its sixth such action over the past 12 months.

The period ends mostly down, with skilled stock selection helping to stem portfolio losses. The NASDAQ, in spite of a 30% drop mid period, recovers to end the first half of 2000 down only 2.5%. The Federal Reserve decides against raising interest rates.

JUN

Select Emerging Markets Fund

The Select Emerging Markets Fund returned -10.71% for the first half of 2000, underperforming its benchmark, the MSCI Emerging Markets Free Index, which returned -7.99%

After the strong end to 1999, Emerging Markets consolidated during the first few months of 2000. Upgrades to economic and earnings numbers helped them to offset the negative effect of rising interest rates in developed markets, particularly in the U.S. The global strength of technology stocks was a major contributor to performance in markets with a high concentration in this sector, notably Israel. Furthermore, business cycles and interest rates varied, with interest rates moving higher in Asia and generally falling in Latin America.

During the second quarter, Emerging Market performance was driven by perception about the direction of the U.S. economy and interest rates. Volatility in the developed markets caused Emerging Markets to underperform due to the high proportion of technology stocks and the fact that higher risk assets tend to suffer during periods of uncertainty. Performance towards the end of the period improved, however, as U.S. economic data suggested the economy was slowing and may achieve a soft landing.

The Fund's manager reduced the portfolio's exposure to Mexico given its high degree of integration with the U.S. economy. The manager continues to favor Brazil, where interest rates are expected to fall further and valuations are compelling. The Fund remains overweight in Taiwan, which is relatively defensive despite its high technology weighting. A major position in computer hardware stocks in Taiwan and South Korea have benefited Fund performance, as there is currently a global shortage of components. The manager remains underweight in Europe, Middle East, Africa, particularly in Greece and South Africa.

The Fund Investment Sub-Adviser
Schroder Investment Management North America Inc.

About the Fund
Seeks long-term growth of capital by investing in the world's emerging markts.

                             Portfolio Composition

As of June 30, 2000, the country allocation of net assets was:

                                    [GRAPH]

South Korea       14%
Taiwan            14%
Mexico            10%
Brazil            10%
India              7%
South Africa       6%
Hong Kong          6%
Turkey             5%
Israel             5%
Other             23%

                          Average Annual Total Returns

Years ended June 30, 2000                   1 Year      5 Years    Life of Fund

Select Emerging Markets Fund                11.19%         N/A        6.60%

MSCI Emerging Markets Free Index             9.48%       0.99%        5.11%

Lipper Emerging Markets Funds Average       15.81%       2.93%        4.96%

                   Growth of a $10,000 Investment Since 1998

                                    [GRAPH]

                    Select Emerging         MSCI Emerging
                    Markets Fund          Markets Free Index

    Feb-98            10,000                   10,000
    Dec-98             7,854                    7,584
    Dec-99            13,016                   12,622
    Jun-00            11,622                   11,614


The Select Emerging Markets Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI Emerging Markets Free Index is an unmanaged index of 26 emerging markets. The Lipper Emerging Markets Funds Average is a non-weighted average of 186 funds within the emerging markets investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments. Investments in emerging markets may expose investors to heightened risks.

Select Aggressive Growth Fund

The Select Aggressive Growth Funded returned 1.65% for the first half of the year, underperforming its benchmark, the Russell 2500 Growth Index, which returned 5.69% for the same period.

Uncertainty about the market's short-term direction contributed to volatility during the period. At the period's mid-point, technology and small- and mid-cap growth stocks, as measured by relevant indexes, showed declines, only to recover in June. Economic reports issued during that month helped allay investor concerns about inflation, and the Federal Reserve's decision to not raise short-term rates late in the month was welcome news. Uncertainty about future increases prevailed, however.

The portfolio underperformed the Index during the first quarter and outperformed it during the second. Stocks in the technology sector, the largest sector in the Fund, hurt performance the most. Within the sector, semiconductor and computer/office automation industries stocks declined. Also stocks in the financial services and utilities sectors performed poorly. The relatively small allocation to the better performing producers/manufacturing products sector was another negative factor. Select issues in technology, particularly software and semiconductor/electronic component companies, helped performance. Similarly, some pharmaceutical and medical supply stocks rose within the health care sector, as did some commercial/industrial services stocks.

The outlook for growth stocks remains encouraging, and the Fund's manager believes that its approach will respond well to market changes affecting the investment climate. The focus of the portfolio will continue to be on stocks whose earnings suggest positive change that can be sustained.

                          Average Annual Total Returns

Years ended June 30, 2000                     1 Year     5 Years    Life of Fund

Select Aggressive Growth Fund                  24.32%     20.39%      19.59%

Russell 2500 Index                             18.34%     17.03%      17.00%

Lipper Capital Appreciation Funds Average      29.28%     20.48%      16.70%

                   Growth of a $10,000 Investment Since 1992

                                    [GRAPH]

                  Select Aggressive
                     Growth Fund         Russell 2500 Index

   21-Aug-92           10,000                10,000
   31-Dec-92           11,985                11,554
   31-Dec-93           14,324                13,466
   31-Dec-94           13,993                13,323
   31-Dec-95           18,511                17,547
   31-Dec-96           21,944                20,886
   31-Dec-97           26,049                25,974
   31-Dec-98           28,801                26,072
   31-Dec-99           39,995                32,379
    6/30/00            40,655                34,221

The Select Aggressive Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Funds Average is a non-weighted average of 287 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in small and mid-capitalization stocks may involve greater volatility than investments in larger capitalization stocks.

Investment Sub-Adviser
Nicholas-Applegate Capital Management, L.P.
About the Fund

Invests in companies whose potential for rapidly growing earnings is not fully reflected in their stock price.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Electronics                        19%
Computer Software & Processing     12%
Pharmaceuticals                    10%
Communications                      7%
Computers & Information             7%
Medical Supplies                    7%
Commercial Services                 5%
Oil & Gas                           5%
Retailers                           4%
Other                              24%

Select Capital Appreciation Fund

The Select Capital Appreciation Fund returned 5.80% for the first half of the year, slightly outperforming its benchmark, the Russell 2500 Index, which returned 5.69%.

Investors continued to be concerned about ongoing interest rate increases. The Federal Reserve's rate hikes in February and March likely contributed to the severe correction in the dominant technology sector. After a third rate increase in May, the economy began to show signs of a slowdown. Satisfied that the interest rate increases were having the desired effect, the Federal Reserve decided to forego another rate hike at their June meeting. As a result, investors left retailing and other cyclical stocks and returned to high technology stocks. Amid these gyrations, mid-cap stocks rose, ultimately outperforming both large- and small-cap stocks over the period.

The portfolio performed slightly better than its stated benchmark, but slightly to moderately worse than other mid-cap measures. Two reasons were lower weightings in technology stocks relative to the benchmark and the Fund's relative value focus in an environment where growth stocks were favored. The best performers were certain stocks in the electronics and drug sectors, while the worst performers were certain stocks in the leisure, diversified services, and electronics sectors. Holdings in the electronics sector were increased based on expected high demand.

The outlook for mid-cap stocks, particularly in neglected sectors, is positive, provided the shift toward earnings-at-a-reasonable price and away from growth-at-any-price is sustained. Mid-cap investing requires the patience to wait for rising earnings and for price surges that result when mid-size companies are courted by large companies looking for growth opportunities. The manager believes, however, that a disciplined investment approach applied to a diversified portfolio should reward the Fund with the potential for attractive returns over time.

Investment Sub-Adviser
T. Rowe Price Associates, Inc.
About the Fund

The Fund seeks to construct a diversified portfolio of mid-cap growth stocks selling at a reasonable price.

                              Portfolio Composition

As of June 30, 2000, the sector allocation was:

                                    [GRAPH]

Computer Software & Processing  14%
Electronics                     12%
Pharmaceuticals                 11%
Commercial Services              8%
Retailers                        8%
Telephone Systems                6%
Financial  Services              6%
Oil & Gas                        6%
Medical Supplies                 4%
Other                           25%


                          Average Annual Total Returns

Years ended June 30, 2000                      1 Year    5 Years   Life of Fund

Select Capital Appreciation Fund               18.37%    18.27%       20.54%

Russell 2500 Index                             18.34%    17.03%       17.98%

Lipper Capital Appreciation Funds Average      29.28%    20.48%       21.30%

                    Growth of a$10,000 Investment Since 1995

                                    [GRAPH]

                 Select Capital
               Appreciation Fund      Russell 2500 Index

    4/28/95           10,000              10,000
   12/31/95           13,956              12,176
   12/31/96           15,184              14,493
   12/31/97           17,352              18,023
   12/31/98           19,760              18,091
   12/31/99           24,819              22,464
    6/30/00           26,259              23,742


The Select Capital Appreciation Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Funds Average is a non-weighted average of 287 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Select Value Opportunity Fund

The Select Value Opportunity Fund returned 9.95% for the first half of the year, outperforming its benchmark, the Russell 2500 Index, which returned 5.69% for the same period.

By the end of the period, the Federal Reserve's interest rate increases seemed to have slowed the economy. Evidence of a slowdown included decreasing auto and home sales and rising unemployment. From a market perspective, investors lost their affection for the brand recognition and potential high revenues associated with Internet or "e-tailing" companies, turning instead to strong corporate earnings typical of companies with positive cash flows, good management of working capital, and controlled debt costs. At the beginning of the second quarter, value stocks outperformed growth stocks for only the second time in the last seven quarters.

The Fund's best performance came from insurance companies that took advantage of industry trends such as consolidation and pricing changes. Holdings in a range of other industries--publishing, consumer nondurables, medical equipment--also helped. Hurting performance were disappointing earnings from a tax services provider and a printer component supplier. New stocks to the portfolio were an additional publishing firm and a wire/cable manufacturer, both of which should benefit also from growing demand.

Looking ahead, investors seem to be hoping for growth rates high enough to avoid recession but low enough to prevent inflation. During the rest of 2000, the Fund's manager will continue to focus on finding attractively-priced small- and mid-cap companies with good balance sheets, strong management teams, and products and services in demand by large markets.


                          Average Annual Total Returns

Years ended June 30, 2000                   1 Year       5 Years    Life of Fund

Select Value Opportunity Fund               (0.69%)      13.75%         12.23%

Russell 2500 Index                          18.34%       17.03%         16.07%

Lipper Small Company Growth Funds Average   31.06%       18.07%         16.43%

                   Growth of a $10,000 Investment Since 1993

                                    [GRAPH]

              Select Value Opportunity Fund       Russell 2500 Index
    4/30/93            10,000                         10,000
   12/31/93            11,774                         11,454
   12/31/94            11,007                         11,333
   12/31/95            12,944                         14,925
   12/31/96            16,637                         17,765
   12/31/97            20,772                         22,093
   12/31/98            21,783                         22,177
   12/31/99            20,797                         27,542
    6/30/00            22,866                         29,109


The Select Value Opportunity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small- to mid-capitalization stocks. The Lipper Small- Cap Funds Average is a non-weighted average of 792 small company funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in small and mid-capitalization stocks may involve greater volatility and business risk than investments in larger capitalization stocks.

Investment Sub-Adviser

Cramer Rosenthal McGlynn, LLC

About the Fund

Invests in attractively valued small to mid-sized companies believed to have above-average potential for capital appreciation.

                             Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Insurance                                16%
Oil & Gas                                10%
Computer Software & Processing            9%
Commercial Services                       8%
Medical Supplies                          6%
Retailers                                 5%
Electric Utilities                        4%
Heavy Machinery                           4%
Electronics                               3%
Beverages, Food & Tobacco                 3%
Communications                            3%
Other                                    29%

Select International Equity Fund

The Select International Equity Fund returned -1.31% for the first half of the year, outperforming its benchmark, the Morgan Stanley Capital International EAFE Index, which returned - 3.95% for the same period.

During the period, the average international stock fund performed poorly in a volatile global equity market. In the first quarter, the U.S. and U.K. markets especially struggled with interest rate rises and a bias toward overvalued stocks and away from stocks of quality companies trading at low multiples relative to their growth rate.

Within the portfolio, holdings in companies within the Healthcare Needs theme were the strongest positive contributors overall. Specifically, two drug companies oriented to genetic research reported positive earnings; these earnings in turn were strengthened by industry alliances formed to accelerate product development. The Fund also benefited from holding a company within the Growth in Financial Services theme, as its management convinced the market of the effectiveness of its global strategy. A third theme, Restructuring Opportunities, identified a technology company that modified its management approach to take advantage of growing demand worldwide for computer chips.

Negatively affecting performance were holdings within the Telecommunications theme. Although the market rotated out of telecommunications toward the end of the period, the Fund's manager believed that large cellular phone companies should experience strong, long-term growth as they continue to penetrate global markets. An example was Vodafone Airtouch (4.8%), the Fund's largest holding, which became the largest cellular operator in the world after its acquisition of Mannesmann.

For the remainder of 2000, the Fund's value-driven strategy employed within a thematic framework should allow the manager to take advantage of global economic growth. Any positive forecast, however, should be viewed against a backdrop of further potential interest rate increases and high stock market ratings.

Investment Sub-Adviser
Bank of Ireland Asset Management (U.S.) Limited

About the Fund
Seeks maximum long-term total return by investing in established non-U.S. companies based on fundamental value and strong opportunities.

                             Portfolio Composition

As of June 30, 2000, the country allocation of net assets was:

                                    [GRAPH]

United Kingdom        26%
Japan                 17%
Netherlands           12%
France                11%
Switzerland            9%
Australia              4%
Germany                4%
Other                 17%


                          Average Annual Total Returns

Years ended June 30, 2000                  1 Year       5 Years     Life of Fund

Select International Equity Fund           21.55%        16.13%        13.93%

Morgan Stanley EAFE Index                  17.45%        11.63%        10.07%

Lipper International Funds Average         24.48%        13.16%        10.82%

                   Growth of a $10,000 Investment Since 1994

                                    [GRAPH]

                  Select International    Morgan Stanley
                      Equity Fund           EAFE Index

    5/2/94              10,000                10,000
   12/31/94              9,651                10,008
   12/31/95             11,545                11,164
   12/31/96             14,078                11,874
   12/31/97             14,733                12,118
   12/31/98             17,161                14,582
   12/31/99             22,643                18,565
    6/30/00             22,346                17,832

The Select International Equity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 653 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risk not associated with domestic investments.

Fidelity VIP Overseas Portfolio

The Fidelity VIP Overseas Portfolio returned -5.07% for the first half of 2000, underperforming the MSCI EAFE Index return of -3.95% and the Lipper International Funds Average return of -4.55%.

The most significant detractor from performance during the first half of the year was the Portfolio's stock selection in Japan. Profit-taking in top Japanese holdings and lingering questions about the Japanese economy hurt the overall market and Portfolio performance. Stock selection in European countries contributed to performance in the first quarter. Top telecom stocks performed well, influenced by the continued strong demand for telecommunications services. European wireless providers also contributed to results with two holdings outperforming the benchmark. By second quarter, an underweighted position in select European regions aided performance as Germany, Spain, and the U.K., in particular, were pressured by the European Central Bank which raised interest rates to 4.25% in an effort to head off inflation. Stock selection in the Netherlands and Finland contributed to performance across both quarters. The energy sector helped performance throughout the first half of the year, primarily due to rising crude oil prices.

As of June 30, 2000, the Portfolio's largest sector commitments were in technology, utilities, energy, and financial services, accounting for 60.7% of the Portfolio. The energy sector was increased by 5.2% while allocation to the utilities sector was decreased by 4.8%. Relative to the Index, the Portfolio was overweight in the United Kingdom, France, and the Netherlands and underweight in Japan and Finland. At quarter end, the Portfolio held 7.5% of net assets in cash.

                          Average Annual Total Returns

Years ended June 30, 2000               1 Year     5 Years      10 Years

Fidelity VIP Overseas Portfolio         25.24%     15.19%       9.85%

Morgan Stanley EAFE Index               17.45%     11.63%       8.27%

Lipper International Funds Average      24.48%     13.16%       9.19%

                    Growth of a$10,000 Investment Since 1990

                                    [GRAPH]

                     Fidelity VIP
                   Overseas Portfolio           Morgan Stanley EAFE Index

    6/30/90               10,000                         10,000
    6/30/91                8,811                          8,878
    6/30/92               10,244                          8,849
    6/30/93               10,318                         10,682
    6/30/94               12,254                         12,532
    6/30/95               12,616                         12,776
    6/30/96               14,259                         14,517
    6/30/97               17,493                         16,429
    6/30/98               19,433                         17,477
    6/30/99               20,429                         18,862
    6/30/00               25,582                         22,152



Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 653 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

* VIP refers to Variable Insurance Products Fund.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks long-term capital appreciation, by investing primarily in foreign securities of companies whose principal business activities are outside the U.S.

                              Portfolio Composition

As of June 30, 2000, the country net asset allocation was:

                                    [GRAPH]

Japan              23%
United Kingdom     17%
France             10%
USA                 9%
Netherlands         8%
Germany             4%
Korea               4%
Switzerland         4%
Canada              3%
Mexico              3%
Other              15%

T. Rowe Price International Stock Portfolio

The T. Rowe Price International Stock Portfolio returned -4.73% for the first half of the year, underperforming its benchmark, the Morgan Stanley Capital International's EAFE Index, which returned -3.95% for the same period.

During the period, the international markets, particularly in the Pacific (excluding Japan) and Latin America, suffered from concerns about rising interest rates and U.S. market volatility. Heavy stock issuance detracted from international returns, yet with the exception of Japan, global economic growth was robust.

Within the Portfolio, individual stock selection and sector weightings hurt performance. Snagged in the second quarter's market correction, the telecommunications and media sectors were the dominant negative contributors. The manager took advantage of the market correction by increasing positions in established telecom companies and leaders in the telecom infrastructure industry. Although many telecommunications companies lost value during the correction, the manager believes this sector offers a worldwide potential of relatively untapped global markets.

Due to its vast potential, the Portfolio participated in an IPO of a wireless service company based in Hong-Kong.

Looking ahead, the global market is likely to be affected by two related trends: consolidation among new economy stocks, especially Internet-related stocks; and volatility, which was masked by the U.S. market's broadening late in the quarter. If the U.S. economy continues to slow down, the relative prospects for international markets, especially those dominated by the euro currency, may improve. The Portfolio's manager believes Latin America offers some promise, but that many Asian markets will require greater economic and business reforms to attract and keep foreign investment. In such an environment, stock selection and attention to corporate revenue and earnings growth could outweigh country and sector considerations as the manager seeks long-term growth within a highly diversified portfolio.

Investment Adviser
Rowe Price-Fleming International, Inc.

About the Fund
The Portfolio seeks long-term growth through a highly diversified portfolio of foreign stocks.

                             Portfolio Composition

As of June 30, 2000, the country allocation of net assets was:

                                    [GRAPH]

Europe             60%
Japan              19%
Pacific Rim        10%
Latin America       4%
Other & Reserves    7%

                          Average Annual Total Returns

Years ended June 30, 2000                    1 Year    5 Years      Life of Fund

T. Rowe Price International Stock Portfolio   22.38%    13.25%         11.46%

Morgan Stanley EAFE Index                     17.45%    11.63%         10.43%

Lipper International Funds Average            24.48%    13.16%         10.71%

                    Growth of a$10,000 Investment Since 1994

                                    [GRAPH]

                     T. Rowe Price International
                            Stock Portfolio          Morgan Stanley EAFE Index
    3/31/94                    10,000                       10,000
    6/30/95                    10,573                       10,724
    6/30/96                    12,340                       12,185
    6/30/97                    14,490                       13,790
    6/30/98                    15,220                       14,670
    6/30/99                    16,093                       15,832
    6/30/00                    19,693                       18,594


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 653 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

DGPF* International Equity Series

The Delaware Group Premium Fund International Equity Series returned 0.53% for the six months ended June 30, 2000, outperforming its benchmark, the Morgan Stanley EAFE Index, which returned -3.95%.
A focus on "old economy" companies with reasonable valuations, including investments in such countries as France, Hong Kong, and Australia, benefited the portfolio. For the first half of the year, Europe mirrored the U.S. market, showing gains among the technology, telecommunications and media sectors. However, the exceedingly high valuations of these stocks came crashing down in March, causing international investors to move away from overvalued growth stocks.

It is anticipated that European markets may begin to stabilize once the U.S. economy shows clear signs of a gradual slowdown and a possible end to interest rate hikes. The manager expects the U.S. dollar to continue its softening against the yen and the euro while the rash of mergers and acquisitions in Europe suggests the increasing possibility of a market resurgence.

Despite some recent underperformance, the manager believes that both the U.K. and Australia offer good value and growth potential, and will likely continue to emphasize holdings in Japan, France, and in Germany. Japan's economy, while still shaky, will be closely watched and could offer opportunities going forward. Hong Kong has been gaining economic momentum, benefiting from improved factors supporting export growth and commodity prices. The portfolio manager made only slight adjustments to the country weightings and believes the portfolio is well positioned to benefit should this international economic recovery continue.


                          Average Annual Total Returns

Years ended June 30, 2000                  1 Year       5 Years     Life of Fund

DGPF* International Equity Series           7.45%       12.31%         11.05%

Morgan Stanley EAFE Index                  17.45%       11.63%         13.26%

Lipper International Funds Average         24.48%       13.16%         13.69%

                   Growth of a $10,000 Investment Since 1992

                                    [GRAPH]

                          DGPF* International
                              Equity Series        Morgan Stanley EAFE Index
   10/29/92                      10,000                    10,000
    6/30/93                      10,141                    12,525
    6/30/94                      11,811                    14,693
    6/30/95                      12,499                    14,980
    6/30/96                      14,863                    17,021
    6/30/97                      18,599                    19,263
    6/30/98                      19,560                    20,492
    6/30/99                      20,791                    22,115
    6/30/00                      22,342                    25,973


*DGPF refers to Delaware Group Premium Fund.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 653 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

Investment Adviser
Delaware International Advisers Ltd.

About the Fund
A value-oriented equity portfolio which seeks capital appreciation and income by investing in companies domiciled outside the United States.

                              Portfolio Composition

As of June 30, 2000, the country allocation of net assets was:

                                    [GRAPH]

United Kingdom     30%
Japan              16%
France             12%
Australia          10%
Germany             9%
Netherlands         8%
Spain               7%
Hong Kong           4%
Other               4%

Fidelity VIP Growth Portfolio

Fidelity Growth Portfolio returned 5.11% for the first half of the year, outperforming both the Lipper Growth Funds Average return of 3.04% and the Russell 3000 Growth Index return of 4.05%.

The Portfolio's strong performance to date can be attributed to both astute stock selection and sector allocation. Throughout both first and second quarter, overexposure to the energy sector benefited performance due to rising crude oil prices. First quarter's weak stock selection in health care strengthened and offset any disadvantages of a lesser allocation to this leading sector in the second quarter.

While a lesser allocation to technology hampered performance in the first quarter, it helped results in the second, as investors reassessed prospects within the technology sector in an environment of rising interest rates. Still, the Portfolio's technology holdings fared better than the overall sector in the second quarter.

Stock selection continued to focus on companies with better than average earnings growth potential and discounted valuations relative to the stock market. By the end of the second quarter, the Portfolio had approximately 43% of its assets in technology, which represents an underexposure relative to the benchmark. Health care and finance are the next biggest sectors with an underexposure in the former and greater allocation in the latter. Health care and non-durables positions were increased while the technology and telecommunications positions decreased.

Investment Adviser
Fidelity Management & Research Company

About the Fund
The Portfolio seeks long-term capital appreciation by investing principally in common stocks with above-average growth prospects.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Technology            43%
Health                15%
Finance                8%
Media & Leisure        7%
Utilities              7%
Energy                 4%
Non-Durables           4%
Retail & Wholesale     4%
Industrial Machinery   3%
Other                  5%

                          Average Annual Total Returns

Years ended June 30, 2000              1 Year      5 Years      10 Years

Fidelity VIP Growth Portfolio          26.26%      25.56%       20.08%

Russell 3000 Growth                    25.86%      27.44%       19.48%

Lipper Growth Funds Average            19.61%      21.69%       16.20%

                   Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                  Fidelity VIP Growth Portfolio        Russell 3000 Growth

    6/30/90               10,000                           10,000
    6/30/91                9,749                           10,930
    6/30/92               11,517                           12,387
    6/30/93               15,085                           13,596
    6/30/94               14,583                           13,569
    6/30/95               19,976                           17,647
    6/30/96               24,191                           22,531
    6/30/97               28,523                           28,957
    6/30/98               36,862                           37,527
    6/30/99               49,384                           47,126
    6/30/00               62,347                           59,318


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Growth Funds Average is a non-weighted average of 1,270 funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

* VIP refers to Variable Insurance Products Fund.

Fidelity VIP II Contrafund Portfolio

The Fidelity VIP II Contrafund Portfolio returned -1.31%, underperforming the S&P 500 Index return of -0.42% for the first half of 2000.

The Portfolio's performance relative to the benchmark was helped by positive stock selection in the utilities, health care, and media and leisure sectors throughout the first half of the year. Strong performing health care stocks included select top performers in the biotechnology industry. The Portfolio owned several wireless operators whose stocks outperformed the Index in the first quarter, but declined later in the second quarter due to overall weakness in the technology sector.

An underweighted position in the technology sector detracted from relative performance during the first quarter. However, by the second quarter, a sell-off in technology stocks caused a strong rotation in favor of the health care sector. Still, this did not bode well for the Portfolio's performance due to its lesser allocation to the health care sector. The Portfolio's underweighting in the non-durables sector, particularly during the first three months of the year did prove to be an advantage. Slowing revenue and earnings growth for many non-durables companies caused the entire sector to underperform in the first quarter.

As of June 30, 2000, the largest sector commitments were in technology, media and leisure, utilities, and finance. The Portfolio continued to maintain an underexposure to the health care and non-durables sectors while holding 6.8% of its assets in cash, and 2.3% in U.S. Treasury bonds.

                          Average Annual Total Returns

Years ended June 30, 2000                 1 Year         5 Years   Life of Fund

Fidelity VIP II Contrafund Portfolio     10.22%           21.82%       24.63%

S&P 500(R)Index                           7.25%           23.80%       25.40%

Lipper Growth Fund Average               19.61%           21.69%       23.52%

                   Growth of a $10,000 Investment Since 1995

                                    [GRAPH]

                                     Jan-95    Jun-96    Jun-97    Jun-98    Jun-99    Jun-00
Fidelity VIP II Contrafund           10,000    15,116    18,906    24,544    30,404   $33,511
S&P 500(R) Index                     10,000    15,149    20,406    26,560    32,604   $34,967

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index of 500 leading stocks.

The S&P 500 Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Funds Average is a non-weighted index of over 1,270 funds within the Growth investment objective.

Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment in international markets may involve political or currency risks not associated with domestic investments. Investments in emerging markets may expose investors to heightened risk.

Investment Adviser

Fidelity Management & Research Company

About the Fund

Seeks investment results in common stocks of companies whose value is believed to be unrecognized by the public.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Technology           24%
Media & Leisure      13%
Finance              12%
Utilities            10%
Energy                7%
Health                7%
Retail & Wholesale    5%
Durables              3%
Non-Durables          3%
Transportation        2%
Other                14%

Select Growth Fund

The Select Growth Fund returned -2.50% for the first half of the year, underperforming its benchmark, the S&P 500 Index, which returned -0.42% for the same period.

Preceded by a year ending with markets at record highs, this period was characterized by growth stocks continuing to lead value stocks. What did change was the size of companies the market preferred: By the end, small-cap stocks had given way to relatively stable large-cap stocks. More importantly, the booming technology sector suffered extreme volatility, declined significantly, and finished the second quarter at a loss. This decline occurred as the Federal Reserve continued to raise interest rates to control growth. In late June, however, a slowdown in retail sales and other indications of a cooling economy enabled the Fed to forgo another rate hike.

The underperformance of the portfolio was, in part, a result of an overweighting in technology. Although technology benefited the portfolio during the first quarter, it punished the portfolio in the second. Small positions in the basic materials sector also hurt performance, while overall strong stock selection somewhat offset these negatives.

Looking ahead, the Fund's manager will monitor market volatility especially among stocks appearing over- or undervalued. High energy prices are likely to exert some inflationary pressure. Market participants, in the manager's opinion, expect at least one more rate change before year-end.

Given a generally positive outlook of moderating growth with low inflation, the Fund's manager is likely to focus on communications equipment, semiconductors, and software in the technology sector, and entertainment, cable programming, media, and household products in consumer staples. Although the manager intends to underweight financial and capital goods, certain subsectors within them may present buying opportunities.

Investment Sub-Adviser
Putnam Investment Management, Inc.

About the Fund
Seeks long term growth of capital by investing in stocks of companies believed to have significant potential for capital appreciation.


                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Computer Software & Processing       10%
Electronics                          10%
Pharmaceuticals                      10%
Computers & Information               8%
Industrial - Diversified              8%
Telephone Systems                     6%
Media - Broadcasting & Publishing     6%
Communications                        6%
Oil & Gas                             6%
Banking                               5%
Other                                25%

                          Average Annual Total Returns

Years ended June 30, 2000              1 Year      5 Years      Life of Fund

Select Growth Fund*                    15.68%      24.17%       18.82%

S&P 500(R)Index                         7.25%      23.80%       19.90%

Lipper Growth Funds Average            19.61%      21.69%       18.27%

                   Growth of a $10,000 Investment Since 1992

                                    [GRAPH]

                              Select Growth Fund       S&P 500(R)Index

    Aug-92                            10,000              10,000
    Dec-92                            11,125              10,627
    Dec-93                            11,219              11,698
    Dec-94                            11,051              11,853
    Dec-95                            13,768              16,307
    Dec-96                            16,799              20,051
    Dec-97                            22,522              26,715
    Dec-98                            30,503              34,356
    Dec-99                            39,642              41,571
    Jun-00                            38,651              41,396

The Select Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation.The Lipper Growth Funds Average is a non-weighted average of 1,270 funds within the Growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Select Strategic Growth Fund

The TCW Investment Management Company assumed management of the Select Strategic Growth Fund on April 1, 2000 with a change in investment focus from large-cap to small-cap companies. The Fund returned -1.73% for the first half of the year, underperforming the S&P 500 Index, which returned -0.42% and its new benchmark, the Russell 2000 Index, which returned 3.03%.

During the period, the equity market reacted to overvalued stock prices and the Federal Reserve's series of interest rate increases. Concerns over the level at which higher interest rates would lower corporate profits contributed to investors selling to minimize losses. By the end of June, the Federal Reserve decided, in the wake of economic reports of slowed growth, to not raise rates. The equity market, particularly growth stocks, rebounded accordingly.

Although the portfolio underperformed for the six months, there was some improvement from first to second quarter. In the first, technology holdings in particular suffered, although many technology stocks were sold because they had achieved price targets. Proceeds went mostly toward consumer staples. During the second quarter, the Fund's manager sold poor performers and upgraded the portfolio with some leading growth companies. Their weakened prices and lower capitalizations made them candidates for the Fund's small-cap focus.

Looking ahead, the portfolio may suffer in the short term from further interest rate increases, or, conversely, from signs of a recession. The Fund's management is nevertheless optimistic that performance from current holdings will benefit from continuing growth and from profits that exceed estimates posted by equity analysts. Additionally, management will focus on identifying companies with above-average growth prospects. Owning stock in well-managed small-cap companies with substantial growth prospects provides the potential for strong long-term investment results for the Fund.

                          Average Annual Total Returns

Years ended June 30, 2000                    1 Year    5 Years      Life of Fund

Select Strategic Growth Fund                  1.34%        N/A          4.63%

S&P 500(R)Index                               7.25%     23.80%         16.55%

Russell 2000 Index*                          14.33%     14.27%          9.20%

Lipper Small Company Growth Funds Average    31.06%     18.07%         13.32%

                   Growth of a $10,000 Investment Since 1998

                                    [GRAPH]

                         Select Strategic Growth Fund     S&P 500(R) Index

    2/20/98                        10,000                    10,000
   12/31/98                        9,753                     12,038
   12/31/99                        11,332                    14,571
    6/30/00                        11,136                    14,510



The Select Strategic Growth Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Small-Cap Funds Average is a non-weighted average of 792 small company funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*As of April 1, 2000, TCW Investment Management Company assumed sub-advisory responsibility for the Select Strategic Growth Fund. The asset class has changed from Growth to Aggressive Growth with a modified investment strategy that is entirely focused on small-cap growth stocks. The benchmark has been changed to the Russell 2000 Index, an unmanaged composite of 2000 small-cap stocks.

Investment Sub-Adviser
TCW Investment Management Company*
About the Fund

Seeks to identify small companies with above-average growth prospects, believing that stock prices follow sustainable earnings growth over time.


                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Computer Software & Processing       27%
Commercial Services                  16%
Computers & Information              12%
Communications                       12%
Electronics                           9%
Pharmaceuticals                       8%
Media Broadcasting & Publishing       4%
Other                                12%

Core Equity Fund*

The Core Equity Fund returned 0.60% for the first half of the year, outperforming its benchmark, the S&P 500 Index, which returned -0.42% for the same period.

During the six-month period, the domestic economy slowed and the stock market experienced exceptional volatility. The slowdown appeared to result from a tightened money supply brought on by the Federal Reserve's interest rate increases, a pullback in consumer spending in non-energy-related goods and services, and technical factors such as reduced purchasing power in the wake of April 15 tax payments. The market performed better in the first quarter than in the second, which was distinguished by a short-term but dramatic correction mostly in the technology sector. The correction resulted in value stocks, including some large-cap issues, outperforming growth stocks during a portion of the quarter.

The Fund outperformed the S&P 500 Index due to the manager's selection of stocks within the right sectors. Energy holdings were the greatest contributors to performance, followed by holdings in such value sectors as financial services, utilities, and basic resources. Relative to the benchmark, the Fund's slightly higher proportion of energy stocks and slightly lower proportion of consumer services stocks contributed to performance.

Looking ahead, the portfolio will maintain its slightly defensive allocations in view of the recent economic slowdown and uncertainties about future rate increases. Technology, in particular, is likely to remain underweighted as the market searches for sustainable prices among new economy stocks. The Fund's manager believes that the broadly diversified and rigorously managed portfolio of large- and mid-cap stocks with both growth and value characteristics have the potential to produce better-than-market performance over the long term.

Investment Sub-Adviser
Miller Anderson & Sherrerd, LLP

About the Fund
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Computers & Information          11%
Pharmaceuticals                  10%
Computer Software & Processing    9%
Telephone Systems                 7%
Electronics                       7%
Industrial                        6%
Banking                           6%
Oil & Gas                         6%
Communications                    5%
Beverages, Food & Tobacco         5%
Other                            28%

                          Average Annual Total Returns

Years ended June 30, 2000              1 Year        5 Years     10 Years

Core Equity Fund*                       9.65%         21.32%      16.80%

S&P 500(R) Index                        7.25%         23.80%      17.80%

Lipper Growth and Income Funds Average  2.15%         17.45%      14.14%

                   Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                 Core Equity Fund   S&P 500(R) Index

    Jun-90           10,000             10,000
    Dec-90            9,457              9,399
    Dec-91           13,281             12,261
    Dec-92           14,225             13,195
    Dec-93           15,173             14,525
    Dec-94           15,197             14,717
    Dec-95           20,182             20,249
    Dec-96           24,256             24,900
    Dec-97           30,354             33,207
    Dec-98           36,218             42,696
    Dec-99           49,383             41,680
    Jun-00           49,676             51,463


*The Core Equity Fund is a portfolio of the Allmerica Investment Trust.
 Effective 5/1/00 the Fund's name has been changed from Growth to Core Equity.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth and Income Funds Average is a non-weighted average of 960 funds within the Growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Equity Index Fund

The Equity Index Fund returned -0.46% for the first half of the year, closely tracking the S&P 500 Index, which returned -0.42% for the period.

During the period, a strong growth in the U.S. economy was tempered by the Federal Reserve's continuing interest rate raises. The rate increases reflected concerns about inflation, the trade deficit, and the wealth effect on consumer spending and borrowing. High gasoline prices helped contribute to the Fed's inflationary bias, despite the labor market's immunity to pricing pressures. Near the end of the quarter, however, the Fed decided not to raise interest rates in view of tame price indexes on the producer and consumer levels and a drop in retail sales.

In this economic environment the equity market experienced impressive swings and perhaps an overdue correction in some sectors. During the first quarter new economy stocks posted high returns, and old economy stocks also performed well. As the period progressed, the dominance of the high-flying Internet stocks lessened, and noncyclical stocks came back into favor. This was also the case for one holding, which had agreed to be bought and ended the quarter among the top performers. Cisco Systems (3.5% of the portfolio), like many of its technology peers, declined during the sell-off in the spring, detracting from overall Fund performance.

Overall, the direction of the market is still uncertain as the effects of six rate increases since last June continue to filter through the economy. Consistent with the Fund's investment objective, the manager will continue to seek to mirror the returns of the S&P 500 Index.


                          Average Annual Total Returns

Years ended June 30, 2000              1 Year      5 Years      Life of Fund

Equity Index Fund                       6.86%       23.23%       19.51%

S&P 500(R) Index                        7.25%       23.80%       20.10%

Lipper S&P 500(R) Index Funds Average   6.58%       23.23%       19.65%

                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                 Equity Index Fund    S&P 500(R) Index

    Sep-90            10,000              10,000
    Dec-90            10,890              10,896
    Dec-91            14,065              14,216
    Dec-92            15,083              15,299
    Dec-93            16,522              16,841
    Dec-94            16,697              17,047
    Dec-95            22,735              23,476
    Dec-96            27,807              28,866
    Dec-97            36,819              38,437
    Dec-98            47,253              49,430
    Dec-99            56,886              59,908
    Jun-00            56,624              59,656


The Equity Index Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P 500(R) Index Funds Average is a non-weighted average of 119 funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to replicate the returns of the S&P 500(R) Index.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Computers & Information 10%
Pharmaceuticals 10%
Computer Software & Processing 9%
Electronics 7%
Banking 7%
Telephone Systems 6%
Oil & Gas 6%
Industrial 5%
Communications 5%
Other 35%

Fidelity VIP II Index 500 Portfolio

The Fidelity VIP II Index 500 Portfolio returned -0.58%, closely tracking the S&P 500 Index, which returned -0.42% for the first half of the year. The Portfolio seeks to mirror the returns of the Standard & Poor's 500 Index by allocating the Portfolio's investments among common stocks that comprise the S&P 500 Index.

Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P500 Index.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Technology            33%
Finance               12%
Health                11%
Utilities              9%
Non-Durables           5%
Energy                 5%
Retail & Wholesale     5%
Industrial Machinery   5%
Media & Leisure        4%
Basic Industries       3%
Other                  8%

                          Average Annual Total Returns

Years ended June 30, 2000                1 Year       5 Years      Life of Fund

Fidelity VIP II Index 500 Portfolio       6.94%        23.42%       19.52%

S&P 500(R) Index                          7.25%        23.80%       19.90%

Lipper S&P 500(R) Index Funds Average     6.58%        23.23%        19.39%

                    Growth of a $10,000 Investment Since 1992

                                    [GRAPH]

               Fidelity VIP II Index 500        S&P 500(R) Index
    Aug-92             10,000                       10,000
    Dec-92             10,616                       10,643
    Dec-93             11,650                       11,716
    Dec-94             11,773                       11,870
    Dec-95             16,152                       16,332
    Dec-96             19,820                       20,084
    Dec-97             26,328                       26,784
    Dec-98             33,779                       34,438
    Dec-99             40,471                       41,508


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so than an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index of 500 leading stocks. The S&P 500 Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P 500 Index Funds Average is a non-weighted index of over 119 funds within the S&P 500 Index Fund category.

Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Select Growth and Income Fund

The Select Growth and Income Fund returned -1.49%, underperforming the S&P 500 Index, which returned -0.42% for the six-month period ended June 30, 2000.

The U.S. equity market erratically cycled between growth stocks and value stocks. While value stocks outperformed at the beginning of the second quarter, growth came back strong by the end of June.

During the first half of the year, individual security selection contributed to the Fund's overall performance, particularly within the computer hardware and semi-conductor sectors. The pharmaceuticals and capital markets sectors moved ahead as investors continued their rotation out of new economy stocks. Holdings within the technology sector held back performance primarily due to interest rate hikes by the Federal Reserve and subsequent corresponding stock price reductions. However, by June, the telecommunications and technology sectors rebounded, fueled by speculation that future tightenings by the Federal Reserve may be on hold.

The manager believes that the market may be transitioning from the strong momentum of 1999 to a more balanced environment. The surge in lower priced value stocks is an indication that the economy has cooled down, and that interest rate hikes are having the desired effect.

It is anticipated that the Federal Reserve will continue to closely monitor the economy, and may raise interest rates again during the second half of the year. The Fund will remain sector neutral relative to the benchmark, focusing solely on stock selection.

                          Average Annual Total Returns

 Years ended June 30, 2000            1 Year      5 Years       Life of Fund

 Select Growth and Income Fund         2.70%       18.13%          14.66%

 S&P 500(R) Index                      7.25%       23.80%          19.90%

 Lipper Growth & Income Funds Average  2.15%       17.45%          15.57%

                    Growth of a $10,000 Investment Since 1992

                                    [GRAPH]


             Select Growth and Income Fund   S&P 500(R) Index

    Aug-92             10,000                     10,000
    Dec-92              9,989                     10,627
    Dec-93             11,025                     11,698
    Dec-94             11,105                     11,853
    Dec-95             14,473                     16,307
    Dec-96             17,550                     20,051
    Dec-97             21,501                     26,715
    Dec-98             26,032                     34,356
    Dec-99             29,678                     41,571
    Jun-00             29,236                     41,396


The Select Growth and Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth & Income Funds Average is a non-weighted average of 960 funds within the Growth and Income investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
J. P. Morgan Investment Management Inc.

About the Fund
Seeks a combination of long-term growth of capital and current income by investing primarily in dividend-paying stocks and convertible securities.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Computer Software & Processing     10%
Pharmaceuticals                    10%
Computers & Information             9%
Electronics                         7%
Oil & Gas                           6%
Telephone Systems                   6%
Industrial                          5%
Banking                             5%
Other                              42%

Fidelity VIP Equity-Income Portfolio

The Fidelity VIP Equity-Income Portfolio returned -2.67% for the first half of 2000, outperforming the Russell 3000 Value Index return of -3.57%.

Security selection in the financial sector contributed to performance during both the first and second quarters. Diversified sources of revenue mitigated the effect of rising interest rates that hurt the overall performance of the financial sector during the first half of the year. Portfolio holdings within the media and leisure sector contributed to equity performance during both quarters, as well.

Select holdings within the energy and health care sectors rebounded in the second quarter, taking the Portfolio from underperformance in the first quarter to outperforming the Index in the second quarter. The energy sector benefited from high oil and gas prices and an ongoing expense reduction program. Detracting from performance in the second quarter were select holdings in the aerospace and defense sector due to poor earnings results of one company that had recently completed a significant merger.

The Portfolio's sector focus remained essentially unchanged from the first quarter. Finance, energy, and utilities remained the Portfolio's top sectors. The manager is focused on individual equities across several industries that are attractive given the Portfolio's large-cap value orientation.

Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks reasonable income by investing primarily in income-producing equity securities.


                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                   [GRAPH]

Finance                 24%
Energy                  16%
Utilities               10%
Health                   8%
Media & Leisure          7%
Industrial & Machinery   6%
Basic Industries         5%
Technology               5%
Non-Durables             4%
Aerospace & Defense      3%
Other                   12%

                          Average Annual Total Returns

Years ended June 30, 2000                  1 Year      5 Years    10 Years

Fidelity VIP Equity-Income Portfolio       (8.20%)      14.29%     14.68%
Russell 3000 Value                         (8.41%)      17.19%     15.03%
Lipper Equity Income Funds Average         (5.32%)      14.31%     12.52%

                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                   Fidelity VIP
              Equity-Income Portfolio         Russell 3000 Value

     6-90             10,000                         10,000
     6-91             10,339                         10,514
     6-92             12,387                         12,221
     6-93             15,121                         14,986
     6-94             16,267                         15,309
     6-95             20,173                         18,344
     6-96             24,625                         22,797
     6-97             30,944                         30,244
     6-98             37,646                         38,698
     6-99             42,862                         44,269
     6-00             39,349                         40,548


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Equity Income Funds Average is a non-weighted average of 236 funds seeking high current income and growth of income by investing more than 60% of its portfolio in equities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.

Fidelity VIP II Asset Manager Portfolio

The VIP II Asset Manager Portfolio returned -0.69% for the first half of 2000, underperforming the S&P 500 Index return of -0.42%, as well as the Lipper Flexible Portfolio Funds Average, which returned 1.95%.

Astute stock selection and an overweight position within the energy and finance sectors drove performance during the first half of the year. The energy sector benefited in the second quarter from rising oil prices, driving gasoline prices to record levels in the U.S. The Portfolio's position in one of the largest diversified financial service companies delivered strong gains in the first quarter. Interest in financial companies continued into the second quarter on the assumption that the Federal Reserve may be nearing an end to interest rate increases.

While technology holdings contributed to performance in the first quarter, poor stock selection within this sector detracted significantly from performance in the second quarter. Weak stock selection and an underweight position within the health sector throughout the first half of the year held performance back, as well. Drug companies in particular were strong performers in the second quarter, benefiting from their immunity to apparent signs of an economic slowdown. Relative performance was negatively affected by bonds throughout the first half of the year, as the Federal Reserve raised interest rates three times in a continued effort to stave off inflation.

The top four sectors in the Portfolio continue to be technology, finance, utilities, and health. Equity exposure decreased to 53.0% (a 4.1% decrease from the first quarter). Much of this difference was allocated to short-term/money market instruments, which comprised 11.3% of the Portfolio by the end of the second quarter. Bonds represented 35.7% and foreign securities represented 4.5% of assets.

                          Average Annual Total Returns

Years ended June 30, 2000                     1 Year     5 Years     10 Years

Fidelity VIP II Asset Manager Portfolio        4.82%      14.10%      12.61%

S&P 500(R) Index                               7.25%      23.80%      17.80%

Lipper Flexible Portfolio Funds Average        7.57%      14.35%      12.16%

                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]


                         Fidelity VIP II
                      Asset Manager Portfolio         S&P 500(R) Index

    6/30/90                10,000                         10,000
    6/30/91                11,561                         10,739
    6/30/92                13,253                         12,180
    6/30/93                15,292                         13,840
    6/30/94                16,037                         14,035
    6/30/95                16,961                         17,694
    6/30/96                19,772                         22,296
    6/30/97                23,817                         30,034
    6/30/98                28,239                         39,091
    6/30/99                31,293                         47,986
    6/30/00                32,801                         51,463

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Flexible Portfolio Funds Average is a non-weighted average of 231 funds within the Flexible Portfolio Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.

Investment Adviser

Fidelity Management & Research Company

About the Fund

Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and money market investments.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Equities                53%
Bonds                   36%
Short-Term/Money Market 11%

MSDW Technology Portfolio

For the first half of 2000, the MSDW Technology Portfolio returned 16.48%, dramatically outperforming its benchmark, the S&P 500 Index, which returned -0.42%.

U.S. equity markets experienced increased volatility during the period, primarily due to successive interest rate hikes by the Federal Reserve. Many of the best-performing technology stocks appreciated significantly during the first quarter only to decline later in April and May. By June the technology sector bounced back in response to the Federal Reserve's decision to forego an additional rate hike.

Consistent with the Portfolio's strategy, the manager increased exposure to higher quality, more proven companies during the first half of the year, and reduced weightings in other companies that were believed to be more vulnerable. When the market rebounded in June, higher quality, less speculative companies like Nortel Networks (3.80% of the portfolio) were the first to benefit from the recovery. A leader in optical networking, broadband access systems, and wireless data networks, Nortel Networks has been one of the top contributors to performance and an example of the manager's preference for companies that supply components for the next generation of telecommunications networks.

The largest detractor from performance was a leading supplier of optical and broadband access equipment to the cable industry, which declined as a result of a pause in the investment cycle of its largest customer, AT & T. The manager continues to remain confident in this company's long-term prospects, believing its recent difficulties are temporary.

Given the recent surge in growth stocks late in the second quarter, the manager is optimistic about the long-term prospects for technology stocks. Signs of a soft landing for the economy may present compelling business opportunities and a favorable environment for long-term investing.

Investment Sub-Adviser

Morgan Stanley Dean Witter Investment Management

About the Fund

Seeks investment results in stocks of companies that are expected to benefit from their involvement in technology and technology-related industries.


                              Portfolio Composition

As of June 30, 2000, the sector  allocation of net assets was:

                                    [GRAPH]

Data Communications             29%
Semiconductor Mfg.              19%
Software Products               14%
Electronic Equipment             9%
Other Technology                 7%
Data Storage & Processing        3%
Semiconductor Capital Equipment  3%
Other                           16%

                          Average Annual Total Returns

Years ended June 30, 2000                Year-to-Date         Life of Fund

MSDW Technology Portfolio                   16.48%                44.61%

S&P 500 Index                               -0.42%                 5.44%

Lipper Science & Technology Funds Average    4.34%                61.57%

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is an unmanaged index of 500 leading stocks, and is a registered trademark of the Standard & Poor's Corporation. The Lipper Science & Technology Funds Average is a non-weighted average of 234 mutual funds that invest 65% of their equity portfolios in science and technology stocks. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

The Portfolio's concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events. The Portfolio may invest up to 35% in securities of foreign issuers. Investment in international markets may involve political or currency risks not associated with domestic investments.

Overview

Bond & Money Market Overview

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.

1999: Inflation concerns and a booming U.S. economy prompt the Federal Reserve to hike interest rates. Fixed income markets close the second half with the worst performing year ever.

2000: Bond investments suffer as a result of continued interest rate hikes by the Federal Reserve in an effort to stave off inflation.

Events occurred during the first six months of 2000, which led to one of the worst relative performances for corporate bonds, mortgage- and asset-backed securities, and agencies (spread sectors). However, by June signs of an economic slowdown began to emerge. Spread sectors rebounded as the Federal Reserve Board decided to forego another interest rate increase at its June meeting.

Taking center stage was the inversion of the yield curve at the start of the first quarter. Usually the longer a bond's maturity, the higher its yield. An inverted yield curve is a demonstration of the opposite where shorter bonds (with maturities of less than two years) produce higher yields. The yield curve began to invert as a result of low issuance of new investment grade bonds and the Treasury's quicker-than-expected announcement to buy back as much as $30 billion in bonds during this year alone. The Treasury's announcement took the market by surprise and investors promptly bid up the price of the longer maturity bonds, sending its yield below the Federal Funds rate by March. The yield on the long bond ended the first quarter at 5.84%.

The yield curve inversion gathered momentum in the first quarter as the Federal Reserve continued its efforts to slow down the economy by raising interest rates in February and March by a total of .50%. Lower yields on Treasury bonds caused corporate bonds, mortgage- and asset-backed securities, and agencies to underperform. Concerns about the future of the economy caused spread sectors to underperform as investors became unclear about future potential for revenue and earnings growth and the impact on coverage of interest cost. Taxable bond mutual funds saw over $30 billion in redemptions and overall asset allocation began to favor the equity market.

2000
JAN
[GRAPHIC]
Treasury announces buy back of $30 billion in bonds, sending bond prices up and yields down.

FEB
[GRAPHIC]
Federal Reserve raises interest rates by 0.25%. The yield curve begins to invert.

MAR
Federal Reserve raises interest rates again by 0.25%. Volatile conditions shut down issuance of investment grade bonds.

Bond & Money Market Overview


In the meantime, unusual events took place in the mortgage-backed securities market, affecting both agencies and mortgage-backed securities. Congressional scrutiny over Fannie Mae and Freddie Mac, two major government-sponsored enterprises, resulted in large-scale selling in the agencies and mortgage-backed securities market.

By March, volatile market conditions virtually shut down new issuance of investment grade bonds as investors' appetite for risk diminished. Supply and demand within the fixed income marked moved out of alignment causing corporates to underperform Treasuries by 227 basis points for the first quarter with March producing the second worst monthly performance for spread product since 1990.

The Federal Reserve Board raised interest rates again in May by an additional
 .50%, bringing the total tightening to 1.75% since June 1999. However, as the second quarter progressed, the economy began to show signs of a slowdown. Satisfied that interest rate hikes were beginning to have the desired effect, the Federal Reserve voted to hold off on any further rate increases at their June meeting.

Corporate bonds, mortgage- and asset-backed securities continued to dramatically underperform U.S. Treasuries through May. The inverted yield curve persisted as a result of the shrinking supply of U.S. Treasury securities and tightenings by the Federal Reserve. Positive yield spreads were offset by negative price returns as investment banks continued to diminish earnings volatility by reducing their exposure to spread product. As Treasuries rallied in response to the shrinking supply, spread sectors continued to underperform until June, when the economy began to show signs that it may be headed for a soft landing. Once the Federal Reserve decided to forego another interest rate hike, spread sector performance began to gain, finally outperforming like-duration Treasuries by 50 basis points at the end of the second quarter.

The Federal Funds rate remains at 6.50%, the highest level since January 1991. The goal of the Federal Reserve Board is to engineer a soft landing for the economy, which translates as a slowdown in growth without entering into a recession. The economy has begun to show signs of moderation. Retail sales have declined and consumer spending on big-ticket items has slowed. The outlook for spread sector performance is optimistic, especially if the Federal Reserve's tightening cycle is coming to a close. However, the preliminary growth rate for the annual gross domestic product stands at 5.2% as of June 2000. The Federal Reserve considers a rate of 3.5% to 4% to be as fast as the economy can growth without sparking inflation. The Federal Reserve remains cautious, and depending upon whether or not the economy shows more definitive signs of a slowdown, may consider another rate hike at their August meeting.

APR

Spread sectors continue to dramatically underperform U.S. Treasuries.
[GRAPHIC]

MAY

Federal Reserve votes to hold off on additional interest rate increases. Corporates and Mortgages outperform like-duration Treasuries due signs of a slowing economy.

JUN

Federal Reserve raises interest rates by another 0.50% to 6.50%. The inverted yield curve persists as a result of the shrinking supply of U.S. Treasuries and continued rate hikes.
[GRAPHIC]

Fidelity VIP High Income Portfolio

The Fidelity VIP High Income Portfolio returned -4.93% in the first six months of the year, underperforming both the Merrill Lynch High Yield Master Index and the Lipper High Current Yield Funds Average, which returned -1.19% and -1.66%, respectively.

Deterioration in credit fundamentals negatively impacted holdings within the leisure sector for both the first and second quarters. Leisure holdings that experienced selling pressure included movie theater chains and a large operator of timeshare properties. Telecommunications, the Portfolio's largest sector, boosted performance in the first quarter due to strong merger and acquisition activity, restructurings, and robust demand for online data networking. However, by second quarter, an overweight position in telecommunications hurt performance. Volatility in the equity market and a reduced appetite for new issues within the telecommunications sector resulted in selling pressure across several classes of securities. Strong security selection within telecommunications slightly offset negative performance in the overall sector.

Other positive contributors included select holdings in the environmental and leisure sectors, particularly during the second quarter.

The Portfolio continues to hold the majority of its assets in "B"-rated credits with greater allocations to the telecommunications and cable sectors. By the end of the first half of 2000, cash pay securities represented 57.1% of assets with deferred pay credits totaling 34%. Telecom and Cable TV remain the two largest industry holdings, amounting to a combined 54% of total assets.

Investment Adviser

Fidelity Management & Research Company

About the Fund

Seeks high income and growth of capital by investing primarily in high-yielding, lower-rated, fixed-income securities.


                             Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Telecommunications      39%
Cable TV                16%
Chemicals                5%
Technology               5%
Diversified Financials   4%
Environmental            4%
Health Care              3%
Capital Goods            2%
Metals/Mining            2%
Paper                    2%
Other                   18%

                          Average Annual Total Returns

Years ended June 30, 2000                   1 Year     5 Years     10 Years

Fidelity VIP High Income Portfolio          (4.59%)     7.30%       11.98%

Merrill Lynch High Yield Master Index       (1.36%)     6.76%       10.43%

Lipper High Current Yield Funds Average     (0.77%)     6.42%        9.72%

                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                     Fidelity VIP             Merrill Lynch High
                  High Income Portfolio         Yield Master

        6/30/90         10,000                     10,000
        6/30/91         11,826                     11,296
        6/30/92         15,481                     14,043
        6/30/93         18,387                     16,449
        6/30/94         19,485                     16,929
        6/30/95         21,802                     19,450
        6/30/96         25,189                     21,274
        6/30/97         28,832                     24,319
        6/30/98         33,013                     27,092
        6/30/99         32,508                     27,344
        6/30/00         30,985                     26,972


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lipper High Current Yield Funds Average is a non-weighted average of 351 funds that seek high current yield from fixed income securities. The Merrill Lynch High Yield Master is a market capitalization weighted index of all domestic and Yankee high-yield bonds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.

Please note that the Portfolio's unit price may be volatile due to the nature of the high-yield bond marketplace. prices of high-yield bonds tend to be more sensitive to individual company and economic factors, rather than changes in interest rates.

Select Investment Grade Income Fund*

The Select Investment Grade Income Fund returned 3.03% for the first half of the year, underperforming its benchmark, the Lehman Aggregate Bond Index, which returned 3.98% for the same period.

During the period, investment-grade and intermediate-term corporate bonds, along with the bond market in general, suffered from rising interest rates. Even Treasuries offered little return because of an inverted yield curve, a phenomenon in which short-term rates are higher than long-term rates.

The overweighting of corporates, asset-backed securities backed by loan paper or accounts receivables, and agency bonds hurt the Fund's performance. In the first quarter, the possibility of government agencies' losing their "AAA" credit rating weakened agency bonds. In the second quarter, worries about defaults and earnings disappointments weakened corporate bonds. Among the bonds sold to forestall further losses were those issued by an insurance company whose bonds had recently been upgraded only to suffer a subsequent and significant decline. This hurt the Fund's second quarter performance.

Given the flat or declining values in the sectors, there were few opportunities to enhance performance. Bonds offered by well-established companies carefully researched for credit quality and spanning a range of industries were added as strong prospects. In fact, spreads widened to the point where the Fund's manager found value in bonds issued by such high quality companies.

Looking ahead, the Fund's manager's constructive approach faces the greatest challenge from an economy growing too fast. Recent gains of corporates and mortgage-backed securities, however, offer significant potential for further relative price gains. If inflation remains more worry than reality, the Fund's diversified portfolio and disciplined investment approach offer the potential to achieve good returns over the long term.

                          Average Annual Total Returns

Years ended June 30, 2000                  1 Year       5 Years     10 Years

Select Investment Grade Income*             3.76%        5.75%        7.76%

Lehman Brothers Aggregate Bond Index        4.56%        6.25%        7.81%

Lipper Intermediate Investment
Grade Funds Average                         3.42%        5.35%        7.27%

                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]


                Investment Grade    Lehman Brothers Aggregate
                   Income Fund             Bond Index

         Jun-90      10,000                  10,000
         Dec-90      10,533                  10,596
         Dec-91      12,297                  12,288
         Dec-92      13,322                  13,200
         Dec-93      14,760                  14,487
         Dec-94      14,324                  14,065
         Dec-95      16,880                  16,663
         Dec-96      17,480                  17,266
         Dec-97      19,132                  18,685
         Dec-98      20,657                  20,580
         Dec-99      20,457                  20,411
         Jun-00      21,075                  21,226

*The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust. Effective 5/1/00, the Fund's name has been changed from Investment Grade Income to Select Investment Grade Income.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Funds Average tracks the performance of 284 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

Allmerica Asset Management, Inc.

About the Fund

The Fund's objective is to generate a high level of total return by investing in highly diversified, investment grade, fixed-income securities.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Corporate Notes & Bonds                      37%
U.S. Govt & Agency Obligations               24%
U.S. Govt Agency Mortgage-Backed Securities  20%
Asset Backed & Mortgage Backed               13%
Other                                         6%

Government Bond Fund


The Government Bond Fund returned 3.02% for the six month period ended June 30, 2000, underperforming its benchmark, the Lehman Intermediate Government Bond Index return of 3.49%.

The combination of a decreasing supply of U.S. Treasuries and additional tightenings by the Federal Reserve, resulted in an inverted yield curve at the beginning of the year. Once the Treasury announced plans to buy back as much as $30 billion in bonds in the first quarter, investors promptly bid up the price of longer maturities sending yields well below short-term bonds. The inverted yield curve persists to date, having gathered momentum as a result of further interest rate hikes by the Federal Reserve with the third and most recent hike occurring in May.

The Fund underperformed for both the first and second quarters as a result of poor relative performance for spread sectors (corporate bonds and mortgage- and asset-backed securities). Spreads widened due to the shrinking supply of U.S. Treasuries and the withdrawal of risk capital from the market. As market volatility virtually shut down new issuance of investment grade bonds, corporate securities underperformed Treasuries by 227 basis points. However, in the second quarter, the economy began showing signs of a slowdown. By June, spread sectors outperformed U.S. Treasuries by 50 basis points on a duration-adjusted basis.

The outlook on spread sectors is optimistic, particularly if the economy shows more definitive signs of slowing down. Diminished market volatility would renew investor confidence in spread product, which would bode well for the Fund's performance going forward. In a continuing effort to keep inflation at bay, the Federal Reserve may raise interest rates again at their August meeting.

Investment Sub-Adviser

Allmerica Asset Management, Inc.

About the Fund

Generates high income while seeking to preserve capital and maintain liquidity by investing primarily in debt instruments issued or guaranteed by the U.S. Government or its agencies.

                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

U.S. Gov't & Agency Obligations              78%
U.S. Gov't Agency Mortgage-Backed Securities 15%
Asset Backed Securities                       7%

                          Average Annual Total Returns

Years ended June 30, 2000                      1 Year    5 Years   Life of Fund

Government Bond Fund                            3.98%     5.26%       6.18%

Lehman Intermediate Government Bond Index       4.21%     5.81%       6.56%

Lipper Short-Intermediate
U.S. Government Funds Average                   3.70%     4.98%       5.81%

                    Growth of a $10,000 Investment Since 1991

                                    [GRAPH]

                     Government        Lehman Intermediate
                      Bond Fund       Government Bond Index

        8/26/91        10,000               10,000
       12/31/91        10,727               10,660
       12/31/92        11,434               11,399
       12/31/93        12,292               12,330
       12/31/94        12,184               12,114
       12/31/95        13,775               13,860
       12/31/96        14,259               14,423
       12/31/97        15,269               15,537
       12/31/98        16,441               16,856
       12/31/99        16,491               16,946
        6/30/00        16,989               17,536


The Government Bond Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper Short-Intermediate U.S. Government Funds Average is the non-weighted average performance of 91 funds investing in short- to intermediate government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Money Market Fund

The Money Market Fund returned 3.02% for the first half of the year, outperforming its benchmark, the iMoneyNet, Inc. Index*, which returned 2.71% for the same period.

During the period, the bond market saw one of the worst relative performances ever recorded. Early in the year the yield curve, where long-term rates usually exceed short-term rates, began to invert. Long-term Treasury yields declined in response to the Treasury's buyback program and curtailment of the issue of new Treasuries. This, in combination with the Federal Reserve's continued interest rate hikes contributed to the yield curve inversion. Federal Reserve policymakers acted on concerns about inflation, the trade deficit, and the effect of rising personal wealth on consumer spending and borrowing.

During the first quarter, the Fund benefited from an increase in floating note rates. Such notes have variable rates, which reset periodically and enable the Fund to more fully participate in higher interest rates. Strong consumer spending, especially in housing and cars, coupled with job growth favored supply of these notes. In the second quarter, inflation fears lessened somewhat when the Federal Reserve decided against raising rates, and the Fund's manager increased holdings of corporate notes with longer maturities and commercial paper characterized by flexibility and safety and issued by top-rated firms. Those positions, along with government agency securities and repurchase agreements, which have shorter maturities, were included to maximize liquidity for the portfolio.

For the remainder of 2000, the Fund's manager will maintain these core holdings, considering possible reallocations if interest rate policies appear to have effected a slowdown in economic growth.

*Formerly IBC Donaghue, this represents a name change only.

                          Average Annual Total Returns

Years ended June 30, 2000              1 Year      5 Years      10 Years

Money Market Fund                      5.73%        5.51%        5.15%

iMoneyNet, Inc.*                       5.16%        4.97%        4.67%

Lipper Money Market Funds Average      5.06%        4.91%        4.68%

*Formerly IBC Donahue, this represents a name change only.

                       Average Yield as of June 30, 2000

Money Market Fund 7-Day Yield                                    6.51%


                    Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                Money Market Fund    iMoneyNet, Inc.

        6/30/90      10,000             10,000
       12/31/90      10,399             10,374
       12/31/91      10,995             10,963
       12/31/92      11,411             11,328
       12/31/93      11,753             11,626
       12/31/94      12,175             12,055
       12/31/95      12,886             12,711
       12/31/96      13,576             13,332
       12/31/97      14,255             13,999
       12/31/98      15,040             14,693
       12/31/99      15,821             15,365
        6/30/00      16,299             15,781


The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. iMoneyNet, Inc. is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 364 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

Allmerica Asset Management, Inc.

About the Fund


Strives to maximize current income for investors while preserving capital and liquidity.


                              Portfolio Composition

As of June 30, 2000, the sector allocation of net assets was:

                                    [GRAPH]

Corporate Notes                47%
Commercial Paper               30%
U.S. Govt & Agency Obligations  7%
Municipal                       5%
Other                          11%

                      This page intentionally left blank.

                          Select Emerging Markets Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
     Shares                                                       (Note 2)

----------------------------------------------------------------------------
 COMMON STOCKS - 87.3%
             Argentina - 1.1%
      4,439  Banco de Galicia SA, Sponsored ADR                  $    65,753
      8,233  PC Holdings SA                                          150,767
     76,100  Telecom Argentina Stet - France Telecom SA,
             Class B                                                 418,778
                                                                 -----------
                                                                     635,298
                                                                 -----------
             Brazil - 9.0%
      8,900  Aracruz Celulose SA, Sponsored ADR                      171,881
     12,800  Cia Cervejaria Brahma, ADR                              217,600
     34,800  Cia Paranaense Enernergia-Copel, Sponsored ADR          324,075
     12,900  Companhia Brasileira de Distribuicao Grupo Pao de
             Acucar, GDR                                             414,412
     20,900  Compania Vale Do Rio Doce, Sponsored ADR                588,552
  2,302,500  Eletropaulo Metropolitana - Electricidade de Sao
             Paulo SA                                                160,945
     33,300  Embratel Partipacoes SA, ADR                            786,712
      4,000  Petroleo Brasileiro SA                                  116,315
     26,200  Petroleo Brasileiro SA, Sponsored ADR                   791,541
      9,500  Tele Celular Sul Participacoes SA, ADR                  694,094
      3,600  Tele Centro Sul Participacoes SA, ADR*                  162,900
     30,384  Tele Norte Leste Participacoes SA, ADR                  714,024
      2,100  Telecomunicacoes Brasileiras SA, ADR*                        47
      5,100  Telesp Celular Participacoes SA, ADR                    228,862
      8,400  Ultrapar Participacoes SA                                83,475
                                                                 -----------
                                                                   5,455,435
                                                                 -----------
             Chile - 2.0%
     11,400  Banco Santiago ADR                                      203,775
     18,300  Cia de Telecomunicaciones de Chile SA                   331,687
     11,600  Compania Cerveceri AS Unibas SA, ADR                    263,175
      6,400  Distribucion y Servicio, ADR                            111,200
      4,000  Empresa Nacional de Electricidad SA*                     44,250
      7,711  Enersis SA, Sponsored ADR*                              153,738
     13,200  Quinenco SA, ADR                                        128,700
                                                                 -----------
                                                                   1,236,525
                                                                 -----------
             Czech Republic - 0.4%
     43,100  Ceske Energeticke Zavody AS                             113,323
      7,040  Cesky Telecom AS*                                       117,805
          1  Komercni Banka AS*                                            7
                                                                 -----------
                                                                     231,135
                                                                 -----------
             Egypt - 0.3%
      4,960  Egyptian Co. for Mobile Services*                       163,715
                                                                 -----------
             Greece - 2.0%
      6,705  Alpha Credit Bank SA                                    265,147
     25,970  Hellenic Telecommunication Organization                 634,078
      4,144  National Bank of Greece SA                              164,402
      5,860  STET Hellas Telecommunications SA, ADR*                 116,467
                                                                 -----------
                                                                   1,180,094
                                                                 -----------

                                                                      Value
     Shares                                                         (Note 2)

------------------------------------------------------------------------------
             Hong Kong - 6.3%
    108,000  China Resources Enterprise, Ltd.                      $   129,535
    184,000  China Telecom, Ltd.                                     1,622,733
    726,000  China Unicom Limited*                                   1,541,298
    528,000  Founder Holdings Limited*                                 235,382
    276,000  Legend Holdings Limited                                   267,306
                                                                   -----------
                                                                     3,796,254
                                                                   -----------
             Hungary - 1.5%
      1,280  BorsodChem Rt.                                             39,706
     12,550  Matav Rt., Sponsored ADR                                  432,191
     12,390  MOL Magyar Olaj, GDR                                      171,502
      4,725  OTP Bank Rt., GDR                                         247,331
                                                                   -----------
                                                                       890,730
                                                                   -----------
             India - 3.4%
     20,000  Icici Bank Ltd.*                                          290,000
        660  Infosys Technologies, Ltd., ADR                           116,985
     31,700  Mahanagar Telephone Nigam, Ltd., GDR                      322,944
     15,000  Ranbaxy Laboratories, Ltd., Sponsored GDR                 243,750
      4,000  Reliance Industries, Ltd., GDR (a)                         84,000
     61,000  Videsh Sanchar Nigam, Ltd., GDR                           991,083
                                                                   -----------
                                                                     2,048,762
                                                                   -----------
             Indonesia - 0.6%
    119,500  PT Hanjaya Mandala Sampoerna Tbk                          173,645
    162,000  PT Indofoods Sukses Makmur Tbk*                            88,501
    352,780  PT Telekomunikasi Indonesia                               124,108
                                                                   -----------
                                                                       386,254
                                                                   -----------
             Israel - 5.0%
    313,320  Bank Hapoalim                                             909,693
    135,640  Bank Leumi Le-Israel*                                     280,395
     13,000  Blue Square-Israel, Ltd., ADR*                            130,000
      3,720  Check Point Software Technologies Ltd.*                   787,710
      2,960  ECI Telecommunications, Ltd., ADR                         105,820
      1,480  Gilat Satellite Networks, Ltd.*                           102,675
      1,640  NICE Systems, Ltd.*                                       126,588
      3,600  Scitex Corp., Ltd.*                                        39,825
      9,520  Teva Pharmaceutical Industries, Ltd., Sponsored ADR       527,765
                                                                   -----------
                                                                     3,010,471
                                                                   -----------
             Luxembourg - 0.2%
      9,600  Quilmes Industrial, ADR                                   106,800
                                                                   -----------
             Malaysia - 3.7%
     99,000  AMMB Holdings Berhad                                      330,878
    148,000  Digi Swisscom Berhad*                                     270,692
     78,000  Genting Berhad                                            287,375
     40,000  Malayan Banking Berhad                                    162,108
      9,000  Resorts World Berhad                                       24,632
     80,000  Telekom Malaysia Berhad                                   275,800
    183,000  Tenaga Nasional Berhad                                    597,166
    135,000  United Engineers (Malaysia)*                              275,333
                                                                   -----------
                                                                     2,223,984
                                                                   -----------

                       See Notes to Financial Statements.
--------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                Value
     Shares                                                   (Note 2)

------------------------------------------------------------------------
             Mexico - 10.4%
     31,000  Carso Global Telecom*                           $    88,229
     16,812  Cemex SA                                            392,981
     33,596  Cemex SA de CV                                      156,746
    268,400  Cifra SA de CV, Series C                            616,568
    101,900  Consorcio ARA SA*                                   120,150
    114,600  Fomento Economico Mexicano SA*                      492,161
    102,900  Grupo Financiero Banamex Accival SA, Class O*       439,301
     77,000  Grupo Modelo SA de CV                               172,580
     13,700  Grupo Televisa SA, Sponsored GDR*                   944,444
    145,100  Kimberly-Clark de Mexico, Series A                  410,764
     43,500  Telefonos de Mexico, Sponsored ADR                2,484,938
                                                             -----------
                                                               6,318,862
                                                             -----------
             Peru - 0.3%
      3,300  Compania de Minas Buenaventura SA,
             Sponsored ADR                                        57,131
     13,500  Credicorp, Ltd.                                     121,500
                                                             -----------
                                                                 178,631
                                                             -----------
             Philippines - 0.4%
     64,860  Manila Electirc Co., Class B                         95,448
      9,700  Philippine Long Distance Telephone Co.              174,218
                                                             -----------
                                                                 269,666
                                                             -----------
             Poland - 1.1%
      3,800  Bank Rozwoju Eksportu SA                            117,931
     19,950  Elektrim Spolka Akcyjna SA*                         229,311
     12,420  KGHM Polska Miedz SA, GDR                           185,950
     21,200  Telekomunikacja Polska SA, GDR*                     146,386
                                                             -----------
                                                                 679,578
                                                             -----------
             Russia - 2.9%
     16,930  LUKoil Holding, Sponsored ADR                       865,462
     21,400  OAO Gazprom ADR                                     146,994
      7,500  Rostelecom                                          102,188
     36,730  Surgutneftegaz, Sponsored ADR                       489,427
     14,190  Unified Energy Systems, GDR                         163,185
                                                             -----------
                                                               1,767,256
                                                             -----------
             South Africa - 6.0%
     65,584  ABSA Group, Ltd.                                    248,970
     14,900  Anglo American Platinum Corp., Ltd.                 430,053
     25,150  Barlow, Ltd.                                        151,569
     76,941  Dimension Data Holdings, Ltd.*                      637,579
     19,800  Fedsure Holdings, Ltd.                               96,513
    249,200  FirstRand, Ltd.                                     257,673
      8,000  Johnnic Holdings Limited                            109,897
     42,895  LA Retail Stores, Ltd.*                              10,835
    113,800  Malbak, Ltd.                                         42,868
     75,510  Nampak, Ltd.                                        163,404
    391,675  Profurn Ltd.                                        231,402
    241,600  Sanlam, Ltd.                                        285,861
     48,200  Sappi, Ltd.*                                        363,100
     63,800  Sasol, Ltd.                                         428,787
    125,300  Theta Group, Ltd.                                   163,980
                                                             -----------
                                                               3,622,491
                                                             -----------

                                                                  Value
     Shares                                                     (Note 2)

--------------------------------------------------------------------------
             South Korea - 14.1%
      1,000  H&CB, GDR(a)                                      $    23,325
     10,000  Haansoft, Inc.*                                       162,346
     28,756  Kookmin Bank                                          366,254
      6,009  Kookmin Bank, Sponsored GDR(a)                         76,528
     30,700  Korea Electric Power Corp.                            952,750
     14,000  Korea Telecom Corp.*                                1,233,115
      1,300  Locus Corporation*                                    105,525
      1,105  Medidas Co. Ltd.                                       12,042
     19,310  Samsung Corp.                                         166,444
      9,793  Samsung Electronics Co.                             3,241,203
      8,000  Serome Technology, Inc.                               323,616
     40,810  Shinhan Bank                                          384,345
      2,000  Shinhan Bank, Sponsored GDR                            37,500
      4,200  Sk Telecom Co., Ltd.                                1,375,011
      7,437  Turbo Tek Co., Ltd.                                    77,378
                                                               -----------
                                                                 8,537,382
                                                               -----------
             Taiwan - 9.7%
     80,925  Acer, Inc., GDR*                                      758,672
     20,500  Advanced Semiconductor Engineering, Inc., GDR*        348,500
     87,368  Asustek Computer, Inc., GDR                           801,599
     20,500  Far Eastern Textile, Ltd., GDR*                       257,275
     11,500  Hon Hai Precision Industry Co., Ltd*                  287,500
     36,000  Powerchip Semiconductor Corp.*                        726,300
     17,377  Siliconware Precision Industries Co., ADR*            189,409
     17,000  Siliconware Precision Industries Co., GDR*            189,550
     15,000  Siliconware Precision Industries Co., Temp ADR*       138,750
     38,250  Synnex Technology International Corp., GDR*           819,671
      2,340  Taiwan Semiconductor Manufacturing Co., ADR*           90,675
     44,400  Winbond Electronics Corp., GDR*                     1,276,500
                                                               -----------
                                                                 5,884,401
                                                               -----------
             Thailand - 1.5%
     29,500  Advanced Info Service Public Co., Ltd.*               367,715
      5,600  Siam Cement Co., Ltd.*                                105,277
    318,000  TelecomAsia Corp., Public Co., Ltd.*                  353,330
    120,000  Thai Farmers Bank Public Co., Ltd.*                   101,148
                                                               -----------
                                                                   927,470
                                                               -----------
             Turkey - 4.5%
 20,164,720  Akbank, TAS                                           155,268
  3,100,000  Akcansa Cimento AS                                     48,360
  1,758,750  Arcelik AS                                             86,531
  3,895,000  Dogan Yayin Holding AS*                                65,826
    494,080  Ege Biracilik ve Malt Sanayii AS                       32,263
  2,898,060  Erciyas Biracilik ve Malt*                            135,629
  2,242,000  Eregli Demir ve Celik Fabrikalari TAS*                 90,353
 12,344,597  Haci Omer Sabanci Holding, AS                         145,666
  2,674,400  Koc Holdings AS                                       189,882
  1,194,000  Migros Turk, TAS                                      221,487
 25,698,810  Turkiye Garanti Bankasi AS*                           310,956
 17,641,600  Turkiye Is Bankasi, Class C                           377,530
    633,400  Vestel Electronik Sanayi ve Ticaret*                  191,540
 61,979,416  Yapi ve Kredi Bankasi AS*                             687,972
                                                               -----------
                                                                 2,739,263
                                                               -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                          Value
     Shares                                             (Note 2)

------------------------------------------------------------------
             Zimbabwe - 0.9%
  1,240,000  Econet Wireless Holdings, Ltd.*           $   534,192
                                                       -----------
             Total Common Stocks                        52,824,649
                                                       -----------
             (Cost $49,621,611)
 PREFERRED STOCKS - 1.4%
             Brazil - 1.2%
 68,149,574  Banco Bradesco SA                             592,901
  1,550,000  Banco Itau SA                                 135,470
                                                       -----------
                                                           728,371
                                                       -----------
             South Korea - 0.2%
        700  Samsung Electronics Co.                       102,655
                                                       -----------
             Total Preferred Stocks                        831,026
                                                       -----------
             (Cost $712,285)
 RIGHTS - 0.3%
             Taiwan - 0.3%
     70,000  Winbond Electronics Corp.*                    201,600
                                                       -----------
             Total Rights                                  201,600
                                                       -----------
             (Cost $188,492)
 WARRANTS - 7.4%
             India - 3.4%
      4,500  Hindustan Lever Limited*                      285,626
      9,400  Infosys Technologies, Ltd., ADR*            1,749,939
                                                       -----------
                                                         2,035,565
                                                       -----------
             Mexico - 0.0%
      1,000  Cemex SA, ADR, Warrants*                          508
        818  Cemex SA, Warrants*                            17,689
                                                       -----------
                                                            18,197
                                                       -----------
             Taiwan - 4.0%
     41,000  Hon Hai Precision Industry*                   370,968
    313,000  Taiwan Semiconductor Manufacturing Co.*     1,898,408
     52,000  Winbond Electronics Corp.*                    166,795
                                                       -----------
                                                         2,436,171
                                                       -----------
             Total Warrants                              4,489,933
                                                       -----------
             (Cost $4,715,740)
 Total Investments - 96.4%                              58,347,208
                                                       -----------
 (Cost $55,238,128)
 Net Other Assets and Liabilities - 3.6%                 2,180,072
                                                       -----------
 Total Net Assets - 100.0%                             $60,527,280
                                                       ===========

------------------
*   Non-income producing security.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 2000, these securities amounted to $183,853 or 0.3% of net assets.
ADR American Depositary Receipt. Shares of a foreign based corporation held in
    U.S. banks entitling the shareholder to all dividends and capital gains. GDR Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Industry Concentration of Investments
as a Percentage of Net Assets:

Telephone Systems           23.4%
Electronics                 12.6
Banking                      9.9
Computers & Information      7.3
Oil & Gas                    4.3
Computer Software &
 Processing                  4.2
Electric Utilities           4.0
Electrical Equipment         4.0
Communications               3.4
Beverages, Food & Tobacco    3.2
Financial Services           2.8
Forest Products & Paper      1.9
Media - Broadcasting &
 Publishing                  1.6
Building Materials           1.4
Metals                       1.4
Food Retailers               1.3
Pharmaceuticals              1.3
Retailers                    1.2
Industrial - Diversified     0.9
Banking - Foreign Banks &
 Branches                    0.7
Entertainment & Leisure      0.7
Mining                       0.7
Insurance                    0.6
Diversified Financial
 Assets                      0.5
Heavy Machinery              0.5
Home Construction,
 Furnishings & Appliances    0.5
Household Products           0.5
Real Estate                  0.4
Textiles, Clothing &
 Fabrics                     0.4
Commercial Services          0.3
Miscellaneous                0.3
Chemicals                    0.2
Net Other Assets and
 Liabilities                 3.6
                           -----
 Total                     100.0%
                           =====

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost on investment securities for tax purposes was $55,238,128. Net unrealized appreciation (depreciation) aggregated $3,109,080, of which $9,118,156 related to appreciated investment securities and $(6,009,076) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $45,477,269 and $28,123,076 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Aggressive Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
     Shares                                            (Note 2)

-----------------------------------------------------------------
 COMMON STOCKS - 98.2%
             Advertising - 2.7%
    131,900  ADVO, Inc.*                              $ 5,539,800
    341,200  TMP Worldwide, Inc.*                      25,184,825
                                                      -----------
                                                       30,724,625
                                                      -----------
             Apparel Retailers - 1.9%
     72,600  Chico's FAS, Inc.*                         1,452,000
    402,830  Intimate Brands, Inc.                      7,955,892
    177,000  Timberland Co.*                           12,533,812
                                                      -----------
                                                       21,941,704
                                                      -----------
             Banking - 2.6%
    159,300  City National Corp.                        5,655,150
    479,400  Silicon Valley Bancshares*                20,434,425
     38,700  State Street Corp.                         4,104,619
                                                      -----------
                                                       30,194,194
                                                      -----------
             Beverages, Food & Tobacco - 0.4%
    381,000  The Topps Co., Inc.*                       4,381,500
                                                      -----------
             Chemicals - 1.4%
    191,400  Church & Dwight Co., Inc.                  3,445,200
    595,600  Occidental Petroleum Corp.                12,544,825
                                                      -----------
                                                       15,990,025
                                                      -----------
             Commercial Services - 4.8%
     20,300  Affymetrix, Inc.*                          3,352,037
    359,200  Danka Business Systems, Plc ADR*           1,391,900
    114,400  Documentum, Inc.*                         10,224,500
    305,100  Manpower, Inc.                             9,763,200
    353,100  Robert Half International, Inc.*          10,063,350
     48,900  StarTek, Inc.*                             2,463,337
    194,600  Teletech Holdings, Inc.*                   6,044,762
    250,400  The Source Information Management Co.*     3,818,600
    213,200  Valassis Communications, Inc.*             8,128,250
                                                      -----------
                                                       55,249,936
                                                      -----------
             Communications - 7.1%
    194,450  CTC Communications Group, Inc.*            7,000,200
    279,800  Digital Lightwave, Inc.*                  28,119,900
    466,000  Exodus Communications, Inc.*              21,465,125
    215,900  Harmonic, Inc.*                            5,343,525
    111,750  Mastec, Inc.*                              4,267,453
    194,200  Network Appliance, Inc.*                  15,633,100
                                                      -----------
                                                       81,829,303
                                                      -----------
             Computer Software & Processing - 11.9%
    313,400  BEA Systems, Inc.*                        15,493,712
     40,000  Broadvision, Inc.*                         2,032,500
    179,700  Business Objects S.A. ADR*                15,836,062
     66,000  Check Point Software Technologies Ltd.    13,975,500
    481,300  Comdisco, Inc.                            10,739,006
     50,700  I2 Technologies, Inc.*                     5,286,266
     58,500  ISS Group, Inc.*                           5,775,962

                                                      Value
     Shares                                         (Note 2)

--------------------------------------------------------------
             Computer Software & Processing (continued)
    146,800  Netopia, Inc.*                        $ 5,899,525
    433,200  Phoenix Technologies Ltd.*              7,066,575
    207,200  Remedy Corp.*                          11,551,400
     25,000  SERENA Software, Inc.*                  1,135,157
    879,700  Sybase, Inc.*                          20,233,100
    243,700  Symantec Corp.*                        13,144,569
     47,005  VeriSign, Inc.*                         8,296,382
                                                   -----------
                                                   136,465,716
                                                   -----------
             Computers & Information - 6.9%
    753,200  Advanced Digital Information Corp.*    12,004,125
    204,800  Anixter International, Inc.*            5,427,200
    215,400  Infocus Corp.*                          6,933,188
    415,900  Infospace.com, Inc.*                   22,978,475
    256,000  Integrated Silicon Solution, Inc.*      9,728,000
  1,001,700  Maxtor Corp.*                          10,580,456
    362,600  Mercury Computer Systems, Inc.*        11,716,513
                                                   -----------
                                                    79,367,957
                                                   -----------
             Electronics - 18.9%
    118,600  Amphenol Corp.*                         7,849,838
    235,500  ANADIGICS, Inc.*                        8,021,719
    347,500  ASM International N.V.*                 9,208,750
    275,300  AVX Corp.                               6,314,694
    346,900  Credence Systems Corp.*                19,144,544
    170,700  CTS Corp.                               7,681,500
    188,700  Electroglas, Inc.*                      4,057,050
    153,350  Exar Corp.*                            13,370,203
    299,900  Helix Technology Corp.                 11,696,100
    248,500  Integrated Device Technology, Inc.*    14,878,938
    434,600  International Rectifier Corp.*         24,337,600
    560,300  KEMET Corp.*                           14,042,519
    253,000  Semtech Corp.*                         19,350,553
    526,200  Telcom Semiconductor, Inc.*            21,245,325
    398,300  Three-Five Systems, Inc.*              23,499,700
    264,100  Trimble Navigation, Ltd.*              12,891,381
                                                   -----------
                                                   217,590,414
                                                   -----------
             Entertainment & Leisure - 0.2%
    174,900  Argosy Gaming Company*                  2,514,188
                                                   -----------

             Financial Services - 2.9%
    616,332  Metris Cos., Inc.                      15,485,342
    182,600  Southwest Securities Group              6,801,850
    326,600  Waddell & Reed Financial, Class A      10,716,563
                                                   -----------
                                                    33,003,755
                                                   -----------

             Health Care Providers - 1.4%
    362,900  First Health Group Corp.*              11,907,656
     84,400  Patterson Dental Co.*                   4,299,125
                                                   -----------
                                                    16,206,781
                                                   -----------


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Aggressive Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                              (Note 2)

-------------------------------------------------------------------
             Heavy Machinery - 2.1%
    203,500  American Standard Companies, Inc.*         $ 8,343,500
    341,400  Dycom Industries, Inc.*                     15,704,400
                                                        -----------
                                                         24,047,900
                                                        -----------

             Insurance - 1.0%
    128,400  Unitedhealth Group, Inc.                    11,010,300
                                                        -----------

             Lodging - 0.6%
    280,000  Station Casinos, Inc.*                       7,000,000
                                                        -----------

             Media - Broadcasting & Publishing - 2.4%
    139,050  Allegiance Telecom, Inc.*                    8,899,200
    169,200  Hispanic Broadcasting Corp.*                 5,604,750
    335,800  Price Communications Corp.*                  7,912,288
     50,100  Univision Communications, Inc.*              5,185,350
                                                        -----------
                                                         27,601,588
                                                        -----------

             Medical Supplies - 6.6%
    193,200  Allergan, Inc.                              14,393,400
    409,300  LTX Corp.*                                  14,299,919
     93,300  Photon Dynamics, Inc.*                       6,968,344
    219,300  PolyMedica Corp.*                            9,484,725
    287,400  ResMed, Inc.*                                7,687,950
    187,400  Waters Corp.*                               23,389,863
                                                        -----------
                                                         76,224,201
                                                        -----------

             Metals - 1.5%
    262,000  CommScope, Inc.*                            10,742,000
    141,600  Lone Star Technologies, Inc.*                6,549,000
                                                        -----------
                                                         17,291,000
                                                        -----------

             Oil & Gas - 4.7%
    236,500  Dynegy, Inc.                                16,155,906
    118,700  Equitable Resources, Inc.                    5,727,275
    341,300  Ocean Energy, Inc.*                          4,842,194
    146,200  UTI Energy Corp.*                            5,866,275
    407,700  Valero Energy Corp.                         12,944,475
    355,400  Vintage Petroleum, Inc.                      8,018,713
                                                        -----------
                                                         53,554,838
                                                        -----------

             Pharmaceuticals - 9.8%
    212,700  Alpharma, Inc. Class A                      13,240,575
    236,000  Andrx Corp.*                                15,085,568
    385,200  Jones Pharma, Inc.                          15,383,925
    377,550  King Pharmaceuticals, Inc.*                 16,565,006
    173,100  Medimmune, Inc.*                            12,809,400
    103,200  Millennium Pharmaceuticals*                 11,545,500
    275,600  Noven Pharmaceuticals, Inc.*                 8,285,225
    192,000  Priority Healthcare Corp. Class B*          14,268,000
     30,000  Protein Design Labs, Inc.*                   4,948,593
                                                        -----------
                                                        112,131,792
                                                        -----------

                                                       Value
     Shares                                           (Note 2)

-----------------------------------------------------------------
             Restaurants - 1.1%
    267,200  Applebee's International, Inc.        $    8,099,500
    154,700  Brinker International, Inc.*               4,524,975
                                                   --------------
                                                       12,624,475
                                                   --------------

             Retailers - 3.5%
    472,900  BJ's Wholesale Club, Inc.*                15,605,700
    186,500  Michaels Stores, Inc.*                     8,544,031
    774,900  Pier 1 Imports, Inc.                       7,555,275
    223,400  Zale Corp.*                                8,154,100
                                                   --------------
                                                       39,859,106
                                                   --------------

             Telephone Systems - 0.8%
    267,500  Brightpoint, Inc.*                         2,315,560
     95,400  Powertel, Inc.*                            6,767,438
                                                   --------------
                                                        9,082,998
                                                   --------------

             Textiles, Clothing & Fabrics - 0.5%
    173,700  Liz Claiborne, Inc.                        6,122,925
                                                   --------------
             Transportation - 0.5%
    298,500  Avis Rent A Car, Inc.*                     5,596,875
                                                   --------------

             Total Common Stocks                    1,127,608,096
                                                   --------------
             (Cost $912,558,379)

 Total Investments - 98.2%                          1,127,608,096
                                                   --------------
 (Cost $912,558,379)
 Net Other Assets and Liabilities - 1.8%               20,277,569
                                                   --------------
 Total Net Assets - 100.0%                         $1,147,885,665
                                                   ==============

------------------
*    Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $912,558,379. Net unrealized appreciation (depreciation) aggregated $215,049,717, of which $274,006,566 related to appreciated investment securi-ties and $(58,956,849) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $622,791,581 and $514,547,206 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $151,840,505. The value of collateral amounted to $157,169,088 which consisted of cash equiv-alents.

                       See Notes to Financial Statements.
--------------------------------------------

                        Select Capital Appreciation Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
     Shares                                            (Note 2)

-----------------------------------------------------------------
 COMMON STOCKS - 97.0%
             Advertising - 2.6%
     48,300  Catalina Marketing Corp.*                $ 4,926,600
     78,000  DoubleClick, Inc.*                         2,973,750
     41,500  Lamar Advertising Company*                 1,797,469
     39,000  TMP Worldwide, Inc.*                       2,878,687
                                                      -----------
                                                       12,576,506
                                                      -----------
             Automotive - 0.4%
     69,900  ITT Industries, Inc.                       2,123,212
                                                      -----------
             Banking - 1.2%
     82,000  Capital One Financial Corp.                3,659,250
    139,400  North Fork Bancorp., Inc.                  2,108,425
                                                      -----------
                                                        5,767,675
                                                      -----------
             Building Materials - 0.6%
     68,600  Martin Marietta Materials, Inc.            2,774,012
                                                      -----------
             Commercial Services - 8.2%
     16,900  Affymetrix, Inc.*                          2,790,612
     22,000  BISYS Group, Inc.*                         1,353,000
    256,000  Concord EFS, Inc.*                         6,656,000
     43,000  eLoyalty Corp.*                              548,250
     24,000  Incyte Pharmaceuticals, Inc.*              1,972,500
    148,000  Manpower, Inc.                             4,736,000
    386,500  Republic Services, Inc.*                   6,184,000
    256,000  Robert Half International, Inc.*           7,296,000
      1,500  StorageNetworks, Inc.*                       135,375
    145,500  United Rentals, Inc.*                      2,491,687
    200,000  Viad Corp.                                 5,450,000
                                                      -----------
                                                       39,613,424
                                                      -----------
             Communications - 1.2%
     50,000  Covad Communications Group, Inc.*            806,250
     15,000  Efficient Networks, Inc.*                  1,103,437
     96,000  McLeodUSA, Inc.*                           1,986,000
     22,000  Mercury Interactive Corp.*                 2,128,500
                                                      -----------
                                                        6,024,187
                                                      -----------

             Computer Software & Processing - 13.6%
    147,800  Affiliated Computer Services, Class A*     4,886,637
     83,600  Cambridge Technology Partners, Inc.*         728,892
    165,100  Ceridian Corp.*                            3,972,719
    191,700  CIBER, Inc.*                               2,540,025
     87,000  CNET, Inc.*                                2,136,937
     33,400  Commerce One, Inc.*                        1,516,046
      3,200  CyberSource Corp.*                            44,200
     50,000  Electronic Arts, Inc.*                     3,646,875
     12,600  eSPEED, Inc.*                                547,312
     30,000  Fiserv, Inc.*                              1,297,500
     95,000  Homestore.com, Inc.*                       2,772,812
    147,000  Intuit, Inc.*                              6,082,125
     32,800  ISS Group, Inc.*                           3,238,488
    168,000  Keane, Inc.*                               3,633,000
     26,400  Macromedia, Inc.*                          2,552,550

                                                     Value
     Shares                                        (Note 2)

-------------------------------------------------------------
             Computer Software & Processing (continued)
     43,000  Netiq Corp.*                         $ 2,563,901
    233,100  NOVA Corp.*                            6,512,231
    130,000  Peregrine Systems, Inc.*               4,509,375
     69,000  Priceline.com, Inc.*                   2,620,924
     85,000  Rhythms NetConnections, Inc.*          1,067,812
    119,000  SunGard Data Systems, Inc.*            3,689,000
     92,000  USinternetworking, Inc.*               1,880,250
     44,000  Vitria Technology, Inc.*               2,689,500
     37,800  Xpedior, Inc.*                           522,112
                                                  -----------
                                                   65,651,223
                                                  -----------
             Computers & Information - 1.2%
     39,000  Digex, Inc.*                           2,649,562
     38,800  Informatica Corp.*                     3,179,175
                                                  -----------
                                                    5,828,737
                                                  -----------
             Electrical Equipment - 0.7%
     85,000  Teleflex, Inc.                         3,150,312
                                                  -----------
             Electronics - 12.1%
    132,000  Analog Devices, Inc.*                 10,032,000
     13,500  CTS Corp.                                607,500
     44,000  Flextronics International Ltd.*        3,022,250
     52,000  Jabil Circuit, Inc.*                   2,580,500
     69,000  KLA-Tencor Corp.*                      4,040,812
     70,000  Lattice Semiconductor Corp.*           4,838,750
     89,000  Maxim Integrated Products, Inc.*       6,046,438
     33,000  Millipore Corp.                        2,487,375
     82,500  Molex Inc., Class A                    2,887,500
     33,800  PMC-Sierra, Inc.*                      6,005,837
     51,000  Sanmina Corp.*                         4,360,500
    106,900  SCI Systems, Inc.*                     4,189,144
     90,000  Xilinx, Inc.*                          7,430,625
                                                  -----------
                                                   58,529,231
                                                  -----------
             Entertainment & Leisure - 0.7%
    141,500  Premier Parks, Inc.*                   3,219,125
                                                  -----------

             Financial Services - 5.6%
    201,000  Federated Investors, Inc., Class B     7,047,563
    213,000  Heller Financial, Inc.                 4,366,500
     86,000  Internet Capital Group, Inc.*          3,183,342
     40,000  Nextcard, Inc.*                          340,000
    265,500  Waddell & Reed Financial, Class A      8,711,719
    115,000  Waddell & Reed Financial, Class B      3,342,188
                                                  -----------
                                                   26,991,312
                                                  -----------
             Food Retailers - 0.8%
    115,000  Homegrocer.com, Inc.*                    693,600
     72,000  Whole Foods Market, Inc.*              2,974,500
                                                  -----------
                                                    3,668,100
                                                  -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select Capital Appreciation Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                         (Note 2)

------------------------------------------------------------------------------
             Health Care Providers - 2.0%
    174,000  Lincare Holding, Inc.*                                $ 4,284,750
     74,000  Wellpoint Health Networks, Inc.*                        5,360,375
                                                                   -----------
                                                                     9,645,125
                                                                   -----------
             Heavy Machinery - 2.0%
    147,000  Pentair, Inc.                                           5,218,500
     60,000  Smith International, Inc.*                              4,368,750
                                                                   -----------
                                                                     9,587,250
                                                                   -----------
             Insurance - 3.1%
    149,000  ACE, Ltd.                                               4,172,000
     81,000  MGIC Investment Corp.                                   3,685,500
    104,000  Protective Life Corp.                                   2,769,000
     79,000  Radian Group, Inc.                                      4,088,250
                                                                   -----------
                                                                    14,714,750
                                                                   -----------
             Media - Broadcasting & Publishing - 2.0%
     25,500  Allegiance Telecom, Inc.*                               1,632,000
    126,000  Charter Communications, Inc., Class A*                  2,071,125
    107,000  Rogers Communications, Inc., Class B*                   3,049,500
     28,000  Univision Communications, Inc.*                         2,898,000
                                                                   -----------
                                                                     9,650,625
                                                                   -----------
             Medical Supplies - 4.0%
     69,000  Danaher Corp.                                           3,411,188
    381,000  Omnicare, Inc.                                          3,452,813
    222,000  Sybron International Corp.*                             4,398,375
     63,800  Waters Corp.*                                           7,963,038
                                                                   -----------
                                                                    19,225,414
                                                                   -----------
             Metals - 0.3%
     84,000  Allegheny Technologies, Inc.                            1,512,000
                                                                   -----------
             Oil & Gas - 5.5%
     92,000  BJ Services Co.*                                        5,750,000
    137,000  Devon Energy Corp.                                      7,697,688
     84,000  Diamond Offshore Drilling, Inc.                         2,950,500
    340,000  Ocean Energy, Inc.*                                     4,823,750
    147,000  Tidewater, Inc.                                         5,292,000
                                                                   -----------
                                                                    26,513,938
                                                                   -----------
             Pharmaceuticals - 11.4%
     17,500  Abgenix, Inc.*                                          2,097,540
      9,000  ALZA Corp., Class A*                                      532,125
    256,000  AmeriSource Health Corp., Class A*                      7,936,000
     91,000  Gilead Sciences, Inc.*                                  6,472,375
     35,000  Idec Pharmaceuticals Corp.*                             4,105,938
     95,500  Medimmune, Inc.*                                        7,067,000
     46,000  QLT Phototherapeutics, Inc.*                            3,556,375
     63,000  Sepracor, Inc.*                                         7,599,375
    119,000  Shire Pharmaceuticals Group, Plc, ADR*                  6,173,125
    124,000  Teva Pharmaceutical Industries, Ltd., Sponsored ADR     6,874,250
     44,000  Watson Pharmaceuticals, Inc.*                           2,365,000
                                                                   -----------
                                                                    54,779,103
                                                                   -----------

                                                               Value
     Shares                                                  (Note 2)

-----------------------------------------------------------------------
             Restaurants - 0.9%
    145,000  Outback Steakhouse, Inc.*                      $ 4,241,250
                                                            -----------
             Retailers - 7.6%
    146,500  BJ's Wholesale Club, Inc.*                       4,834,500
    103,000  Borders Group, Inc.*                             1,602,938
    192,000  Circuit City Stores-Circuit City Group           6,372,000
    171,000  Consolidated Stores Corp.*                       2,052,000
    273,000  Family Dollar Stores, Inc.                       5,340,563
    114,000  MSC Industrial Co., Class A*                     2,386,875
    167,000  O'Reilly Automotive, Inc.*                       2,317,125
     82,600  Shopko Stores, Inc.*                             1,269,975
    130,000  Tech Data Corp.*                                 5,663,125
    254,000  TJX Cos., Inc.                                   4,762,500
                                                            -----------
                                                             36,601,601
                                                            -----------
             Securities Broker - 0.6%
    181,000  E*TRADE Group, Inc.*                             2,986,500
                                                            -----------
             Telephone Systems - 5.9%
     74,000  AT&T Canada, Inc.*                               2,455,875
    123,400  Crown Castle International Corp.*                4,504,100
     76,000  Pinnacle Holdings, Inc.*                         4,104,000
     64,000  VoiceStream Wireless Corp.*                      7,443,002
    181,000  Western Wireless Corp., Class A*                 9,864,500
                                                            -----------
                                                             28,371,477
                                                            -----------
             Textiles, Clothing & Fabrics - 0.6%
    124,500  Jones Apparel Group, Inc.*                       2,925,750
                                                            -----------
             Transportation - 2.2%
     37,400  C.H. Robinson Worldwide, Inc.                    1,851,300
     35,000  Expeditors International of Washington, Inc.     1,662,500
    171,000  Galileo International, Inc.                      3,569,625
    115,000  Hertz Corp. Class A                              3,227,188
     25,200  Royal Caribbean Cruises, Ltd.                      466,200
                                                            -----------
                                                             10,776,813
                                                            -----------

             Total Common Stocks                            467,448,652
                                                            -----------
             (Cost $368,689,101)

                       See Notes to Financial Statements.
--------------------------------------------

                        Select Capital Appreciation Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

     Par                                           Value
   Value                                          (Note 2)

 -----------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (a) -
  4.0%
             Federal Home Loan Bank - 3.0%
  $1,366,000 6.41%, 07/18/00                    $  1,361,865
   5,000,000 6.45%, 09/07/00                       4,939,083
   2,510,000 6.46%, 07/21/00                       2,500,992
   2,000,000 6.48%, 07/03/00                       1,999,280
   3,481,000 6.50%, 07/05/00                       3,478,486
                                                ------------
                                                  14,279,706
                                                ------------
             Freddie Mac - 1.0%
   5,030,000 6.41%, 07/14/00                       5,018,348
                                                ------------
             Total U.S. Government and
             Agency Obligations                   19,298,054
                                                ------------
             (Cost $19,298,054)

Total Investments - 101.0%                      486,746,706
                                               ------------
(Cost $387,987,155)
Net Other Assets and Liabilities - (1.0)%        (4,963,301)
                                               ------------
Total Net Assets - 100.0%                      $481,783,405
                                               ============

------------------
*   Non-income producing security.
(a) Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $387,987,155. Net unrealized appreciation (depreciation) aggregated $98,759,551, of which $136,793,004 related to appreciated investment securities and $(38,033,453) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $172,078,954 and $123,152,512 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $60,418,547. The value of collateral amounted to $63,173,723 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Value Opportunity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                              (Note 2)

-------------------------------------------------------------------
 COMMON STOCKS - 96.2%
             Automotive - 1.9%
    195,628  Goodrich (B.F.) Co.                        $ 6,663,579
                                                        -----------
             Banking - 1.0%
    185,000  UnionBanCal Corp.                            3,434,062
                                                        -----------
             Beverages, Food & Tobacco - 2.6%
    236,800  Keebler Food Co.                             8,791,200
                                                        -----------
             Chemicals - 1.6%
    106,500  Sealed Air Corp.*                            5,577,937
                                                        -----------
             Commercial Services - 8.1%
     36,500  Convergys Corp.*                             1,893,437
    113,800  Dun & Bradstreet Corp.                       3,257,525
    120,400  H&R Block, Inc.                              3,897,950
    314,800  Valassis Communications, Inc.*              12,001,750
    240,500  Viad Corp.                                   6,553,625
                                                        -----------
                                                         27,604,287
                                                        -----------
             Communications - 2.6%
    157,500  L-3 Communications Holdings, Inc.*           8,987,344
                                                        -----------
             Computer Software & Processing - 8.9%
    218,950  Comdisco, Inc.                               4,885,322
    273,600  Electronics for Imaging, Inc.*               6,925,500
    653,800  IMS Health, Inc.                            11,768,400
    355,300  S3, Inc.*                                    5,240,675
     30,200  Symantec Corp.*                              1,628,912
                                                        -----------
                                                         30,448,809
                                                        -----------
             Computers & Information - 1.9%
    250,300  Anixter International, Inc.*                 6,632,950
                                                        -----------
             Cosmetics & Personal Care - 1.8%
    209,100  International Flavors & Fragrances, Inc.     6,312,206
                                                        -----------
             Electric Utilities - 3.7%
    314,100  Cinergy Corp.                                7,989,919
    129,800  Montana Power Co.                            4,583,562
                                                        -----------
                                                         12,573,481
                                                        -----------
             Electronics - 3.4%
    107,600  Cypress Semiconductor Corp.*                 4,546,100
    115,600  Integrated Device Technology, Inc.*          6,921,550
                                                        -----------
                                                         11,467,650
                                                        -----------
             Forest Products & Paper - 1.1%
    109,200  Bemis Co.                                    3,671,850
                                                        -----------
             Health Care Providers - 2.3%
    106,800  Wellpoint Health Networks, Inc.*             7,736,325
                                                        -----------

                                                            Value
     Shares                                               (Note 2)

--------------------------------------------------------------------
             Heavy Machinery - 3.6%
    233,600  Applied Power, Inc., Class A                $ 7,825,600
    236,900  Pall Corp.                                    4,382,650
                                                         -----------
                                                          12,208,250
                                                         -----------
             Household Products - 2.2%
    319,300  Fortune Brands, Inc.                          7,363,856
                                                         -----------
             Industrial - Diversified - 1.5%
     57,300  FMC Corp.*                                    3,323,400
    132,120  Johns Manville Corp.                          1,742,332
                                                         -----------
                                                           5,065,732
                                                         -----------
             Insurance - 15.9%
    320,700  ACE, Ltd.                                     8,979,600
    143,800  AMBAC Financial Group, Inc.                   7,882,037
    170,800  AON Corp.                                     5,305,475
    423,100  Everest Re Group, Ltd.                       13,909,412
    145,400  Leucadia National Corp.                       3,316,937
    287,800  Reliastar Financial Corp.                    15,091,512
                                                         -----------
                                                          54,484,973
                                                         -----------
             Lodging - 2.3%
    242,600  Starwood Hotels & Resorts Worldwide, Inc.     7,839,012
                                                         -----------
             Media - Broadcasting & Publishing - 1.1%
     84,200  Houghton Mifflin Co.                          3,931,088
                                                         -----------
             Medical Supplies - 6.4%
    210,300  C.R. Bard, Inc.                              10,120,688
    466,500  Edwards Lifesciences Corp.*                   8,921,813
    135,800  Sybron International Corp.*                   2,690,538
                                                         -----------
                                                          21,733,039
                                                         -----------
             Metals - 1.7%
    374,200  MascoTech, Inc.                               4,046,038
     62,300  Stillwater Mining Co.*                        1,736,613
                                                         -----------
                                                           5,782,651
                                                         -----------
             Oil & Gas - 10.4%
    104,800  Amerada Hess Corp.                            6,471,400
     96,500  Columbia Energy Group                         6,332,813
    126,800  Dynegy, Inc.                                  8,662,025
     99,700  Helmerich & Payne, Inc.                       3,726,288
    173,100  Kinder Morgan, Inc.                           5,982,769
    128,900  Santa Fe International Corp.                  4,503,444
                                                         -----------
                                                          35,678,739
                                                         -----------
             Pharmaceuticals - 0.2%
    138,500  Bergen Brunswig Corp., Class A                  761,750
                                                         -----------
             Retailers - 4.7%
    293,700  Harcourt General, Inc.                       15,969,938
                                                         -----------

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Value Opportunity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
     Shares                                            (Note 2)

-----------------------------------------------------------------
             Securities Broker - 1.8%
    145,000  Bear Stearns Cos., Inc.                 $  6,035,625
                                                     ------------
             Telephone Systems - 1.0%
    126,700  BroadWing, Inc.                            3,286,281
                                                     ------------
             Transportation - 2.5%
     98,100  Kansas City Southern Industries, Inc.      8,700,244
                                                     ------------

             Total Common Stocks                      328,742,858
                                                     ------------
             (Cost $289,401,655)
  Par Value
 ----------
 U.S. GOVERNMENT OBLIGATION (a) - 0.9%
             U.S. Treasury Bills - 0.9%
 $3,000,000  5.32%, 07/20/00                            2,991,577
                                                     ------------
             Total U.S. Government Obligation
             (Cost $2,991,577)                          2,991,577
                                                     ------------
 Total Investments - 97.1%                            331,734,435
                                                     ------------
 (Cost $292,393,232)
 Net Other Assets and Liabilities - 2.9%                9,874,763
                                                     ------------
 Total Net Assets - 100.0%                           $341,609,198
                                                     ============

------------------
*   Non-income producing security.
(a) Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $292,393,232. Net unrealized appreciation (depreciation) aggregated $39,341,203, of which $58,036,983 related to appreciated investment securities and $(18,695,780) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $230,230,581 and $222,851,980 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $20,505,868. The value of collateral amounted to $21,265,025 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select International Equity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
     Shares                                       (Note 2)

------------------------------------------------------------
 COMMON STOCKS - 94.6%
             Australia - 3.7%
    120,830  Brambles Industries, Ltd.           $ 3,709,445
    369,570  National Australia Bank, Ltd.         6,165,684
    740,334  News Corp., Ltd.                     10,182,776
    966,300  Telstra Corp.                         3,917,863
    414,617  Westpac Banking Corp., Ltd.           2,987,772
                                                 -----------
                                                  26,963,540
                                                 -----------
             China - 0.7%
 23,302,000  Petrochina Co. Ltd. *                 4,842,156
                                                 -----------
             Denmark  -  0.6%
     65,460  Tele Danmark                          4,404,640
                                                 -----------
             France - 10.7%
    190,530  Alcatel Alsthom                      12,487,508
    189,743  Aventis                              13,838,830
    106,707  Axa                                  16,797,037
     74,460  Michelin, Class B                     2,387,523
    104,980  Total SA, Class B                    16,084,511
    195,160  Vivendi                              17,212,878
                                                 -----------
                                                  78,808,287
                                                 -----------
             Germany - 3.5%
    291,284  Bayerische Motoren Werke (BMW) AG     8,795,204
    101,680  HypoVereinsbank                       6,605,997
    204,309  Veba AG                              10,018,568
                                                 -----------
                                                  25,419,769
                                                 -----------
             Hong Kong - 2.4%
    409,000  Cheung Kong Holdings Ltd.             4,525,217
    696,000  China Telecom, Ltd.                   6,138,163
  1,532,000  China Unicom Limited *                3,252,436
    295,500  Hong Kong Electric                      951,451
    415,000  Sun Hung Kai Properties Ltd.          2,981,194
                                                 -----------
                                                  17,848,461
                                                 -----------
             Italy - 3.1%
    850,028  ENI                                   4,906,192
  1,285,652  Telecom Italia                       17,662,030
                                                 -----------
                                                  22,568,222
                                                 -----------
             Japan - 17.4%
     37,300  Acom Co., Ltd.                        3,134,987
    219,000  Bank of Tokyo Mitsubishi              2,643,352
    362,000  Canon, Inc.                          18,009,609
    166,000  Fuji Photo Film                       6,788,271
    961,000  Hitachi Ltd (Hit. Seisakusho)        13,854,064
     82,000  Honda Motor Co., Ltd.                 2,789,222
     65,000  Hoya Corp.                            5,818,338
    153,500  Kao Corp.                             4,686,140
     64,000  Murata Manufacturing Co., Ltd.        9,178,176
    437,000  NEC Corp.                            13,711,574

                                                         Value
     Shares                                            (Note 2)

-----------------------------------------------------------------
             Japan (continued)
        476  Nippon Telegraph & Telephone Corp.       $ 6,323,942
        261  NTT Mobile Communcations Network, Inc.     7,058,042
     26,200  Rohm Co., Ltd.                             7,652,878
    188,000  Shiseido Co., Ltd.                         2,905,108
     73,100  Sony Corp.                                 6,818,900
    202,000  Takeda Chemical Industries, Ltd.          13,247,140
     26,600  Takefuji Corp.                             3,210,647
                                                      -----------
                                                      127,830,390
                                                      -----------
             Netherlands - 11.8%
    351,187  ABN-Amro Holdings                          8,597,093
    319,581  Elsevier NV                                3,869,007
    119,465  Fortis (NL) NV                             3,474,998
     59,020  Heineken NV                                3,589,508
    368,352  ING Groep NV                              24,880,115
    244,985  Koninklijke Ahold, NV                      7,205,572
    177,183  Koninklijke, NV                            8,350,351
    270,790  KPN NV                                    12,103,149
    130,810  Royal Dutch Petroleum Co.                  8,124,151
    151,235  TNT Post Group, NV                         4,075,934
     46,350  VNU NV                                     2,392,230
                                                      -----------
                                                       86,662,108
                                                      -----------
             New Zealand - 0.1%
    221,966  Telecom Corp. of New Zealand, Ltd.           775,749
                                                      -----------
             Portugal - 0.3%
    127,317  Electricidade de Portugal                  2,310,218
                                                      -----------
             Singapore - 1.3%
    429,075  DBS Group Holdings Ltd.                    5,515,630
    254,200  Overseas Chinese Banking Corp.             1,751,590
    150,000  Singapore Press Holdings, Ltd.             2,345,100
                                                      -----------
                                                        9,612,320
                                                      -----------
             South Korea - 0.6%
     52,475  Korea Telecom Corp., Sponsored ADR         2,538,478
     71,600  Pohang Iron & Steel Co., Sponsored ADR     1,718,400
                                                      -----------
                                                        4,256,878
                                                      -----------
             Spain - 2.3%
    695,214  Banco de Santander                         7,328,876
    446,347  Telefonica SA *                            9,581,017
                                                      -----------
                                                       16,909,893
                                                      -----------
             Sweden - 1.2%
    427,980  Ericsson AB                                8,475,092
                                                      -----------
             Switzerland - 9.0%
      4,225  Alusuisse Lonza Holdings, Registered       2,753,970
      1,043  Givaudan*                                    317,543
      4,225  Lonza AG, Registered                       2,202,140
      7,752  Nestle SA                                 15,520,162
      7,338  Novartis AG                               11,627,049
      1,043  Roche Holdings AG                         10,156,267

                       See Notes to Financial Statements.
--------------------------------------------

                        Select International Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
     Shares                                                 (Note 2)

----------------------------------------------------------------------
             Switzerland (continued)
      6,122  Schweiz Rueckverisch, Sponsored ADR          $ 12,482,003
     75,480  Union Bank of Switzerland                      11,061,881
                                                          ------------
                                                            66,121,015
                                                          ------------
             United Kingdom - 25.9%
    138,000  3I Group, Plc                                   2,840,261
    548,925  Allied Zurich, Plc                              6,480,169
    462,515  Barclays Bank, Plc                             11,487,578
    148,439  British American Tobacco Industries, Plc          993,636
  1,488,200  BTR Siebe, Plc, Sponsored ADR                   5,583,875
    751,350  Cable & Wireless, Plc                          12,767,165
    820,960  Cadbury Schweppes, Plc                          5,399,126
    912,912  Diageo, Plc                                     8,177,866
    355,331  EMI Group, Plc                                  3,298,786
    432,100  Glaxo Wellcome, Plc                            12,597,184
  1,022,542  Granada Group, Plc                             10,065,903
    934,200  Hilton Group, Plc                               3,282,405
    908,096  Lloyds TSB Group, Plc                           8,609,204
    615,317  Marconi, Plc                                    8,014,135
    225,450  Old Mutual, Plc                                   495,945
    170,720  Pearson, Plc                                    5,364,893
    246,535  Peninsular & Oriental Steam Navigation Co.      2,113,273
    838,600  Prudential Corp., Plc                          12,293,876
    106,260  Railtrack Group, Plc                            1,647,083
    326,250  Reuters Group, Plc                              5,568,435
     77,450  RMC Group, Plc                                  1,008,740
  1,912,896  Shell Transportation & Trading, Plc            16,107,349
    332,400  TI Group, Plc                                   1,794,661
  8,611,366  Vodafone Airtouch, Plc                         34,951,812
    190,775  Zeneca Group, Plc                               8,916,118
                                                          ------------
                                                           189,859,478
                                                          ------------

             Total Common Stocks                           693,668,216
                                                          ------------
             (Cost $557,867,371)
 Total Investments - 94.6%                                 693,668,216
                                                          ------------
 (Cost $557,867,371)
 Net Other Assets and Liabilities - 5.4%                    39,445,021
                                                          ------------
 Total Net Assets - 100.0%                                $733,113,237
                                                          ============

------------------
*   Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

Industry Concentration of Common Stocks
as a Percentage of Net Assets:

Telephone Systems           16.1%
Banking                     11.2
Pharmaceuticals              9.7
Electronics                  7.4
Insurance                    7.1
Oil & Gas                    6.8
Communications               5.0
Beverages, Food & Tobacco    4.6
Media - Broadcasting &
 Publishing                  4.1
Industrial - Diversified     3.4
Electrical Equipment         3.1
Financial Services           2.3
Automotive                   1.9
Electric Utilities           1.8
Entertainment & Leisure      1.8
Chemicals                    1.6
Food Retailers               1.0
Real Estate                  1.0
Transportation               1.0
Commercial Services          0.9
Medical Supplies             0.8
Cosmetics & Personal Care    0.6
Metals                       0.6
Lodging                      0.5
Miscellaneous                0.2
Building Materials           0.1
Net Other Assets and
 Liabilities                 5.4
                           -----
 Total                     100.0%
                           =====

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select International Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Contracts To                                                                      Unrealized Appreciation
  Receive     Currency Settlement Dates Contracts At Value In Exchange For U.S. $     (Depreciation)
------------  -------- ---------------- ------------------ ---------------------- -----------------------
   3,449,215    EUR        07/03/00     $        3,291,224 $            3,286,067 $                 5,157
     541,026    EUR        07/31/00                517,225                516,410                     815
 369,144,000    JPY        07/03/00              3,480,279              3,521,022                 (40,743)
   1,263,606    CHF        07/03/00                775,080                773,368                   1,712
                                        ------------------ ---------------------- -----------------------
                                        $        8,063,808 $            8,096,867 $               (33,059)
                                        ================== ====================== =======================
FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Contracts To                                                                      Unrealized Appreciation
  Deliver     Currency Settlement Dates Contracts At Value In Exchange For U.S. $     (Depreciation)
------------  -------- ---------------- ------------------ ---------------------- -----------------------
     247,171    GBP        07/03/00     $          374,339 $              370,312 $                (4,027)
     235,734    GBP        07/05/00                357,033                356,760                    (273)
 409,678,315    JPY        07/03/00              3,862,436              3,892,610                  30,174
 590,570,000    JPY        07/18/00              5,584,370              5,662,224                  77,854
 347,056,000    JPY        07/28/00              3,288,219              3,337,077                  48,858
 307,605,000    JPY        08/09/00              2,920,615              2,886,142                 (34,473)
 584,299,000    JPY        08/21/00              5,559,235              5,543,634                 (15,601)
 497,728,000    JPY        08/30/00              4,742,965              4,690,900                 (52,065)
 371,882,000    JPY        09/05/00              3,547,549              3,587,690                  40,141
                                        ------------------ ---------------------- -----------------------
                                        $       30,236,761 $           30,327,349 $                90,588
                                        ================== ====================== =======================

------------------
CHF Swiss Franc
EUR Euro Currency
GBP British Pound Sterling
JPY Japanese Yen

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost on investment securities for tax purposes was $557,867,371. Net unrealized appreciation (depreciation) aggregated $135,800,845, of which $171,511,373 related to appreciated investment securi-ties and $(35,710,528) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $177,149,583 and $92,575,943 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $74,044,620. The value of collateral amounted to $78,039,259 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
--------------------------------------------

                               Select Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
  Shares                                          (Note 2)
------------------------------------------------------------
 COMMON STOCKS - 97.5%
         Advertising - 1.4%
 267,700 Interpublic Group of Companies, Inc.    $11,511,100
  63,200 Omnicom Group, Inc.                       5,628,750
                                                 -----------
                                                  17,139,850
                                                 -----------
         Apparel Retailers - 0.4%
  93,600 Kohls Corp.*                              5,206,500
                                                 -----------
         Banking - 4.5%
  84,300 Bank of America Corp.                     3,624,900
   6,700 Bank of New York Co., Inc.                  311,550
 465,050 Citigroup, Inc.                          28,019,262
 151,700 Fifth Third Bancorp                       9,595,025
 394,300 Firstar Corp.                             8,304,944
  50,100 Northern Trust Corp.                      3,259,631
   3,200 State Street Corp.                          339,400
  54,500 Zions Bancorp.                            2,501,038
                                                 -----------
                                                  55,955,750
                                                 -----------
         Beverages, Food & Tobacco - 0.8%
  65,800 Anheuser-Busch Companies, Inc.            4,914,437
 135,200 Sysco Corp.                               5,695,300
                                                 -----------
                                                  10,609,737
                                                 -----------
         Building Materials - 1.8%
 462,950 Home Depot, Inc.                         23,118,566
                                                 -----------
         Chemicals - 1.3%
  88,600 Avery Dennison Corp.                      5,947,275
 154,500 Praxair, Inc.                             5,784,094
  79,300 Sealed Air Corp.*                         4,153,337
                                                 -----------
                                                  15,884,706
                                                 -----------
         Communications - 5.6%
  92,200 Echostar Communications Corp.*            3,052,687
 250,200 Nextel Communications, Inc., Class A*    15,309,112
 292,800 Nokia Oyj Corp., Sponsored ADR           14,621,700
 410,600 Nortel Networks Corp.                    28,023,450
 131,000 Tellabs, Inc.*                            8,965,312
                                                 -----------
                                                  69,972,261
                                                 -----------
         Computer Software & Processing - 9.6%
 185,500 America Online, Inc.*                     9,785,125
  93,200 BEA Systems, Inc.*                        4,607,575
  52,000 Brocade Communications Systems, Inc.*     9,541,189
  62,500 I2 Technologies, Inc.*                    6,516,600
 427,700 Microsoft Corp.*                         34,216,000
 193,700 Oracle Corp.*                            16,282,906
 214,700 Sun Microsystems, Inc.*                  19,524,281
 131,650 VERITAS Software Corp.*                  14,878,504
  39,600 Yahoo!, Inc.*                             4,905,450
                                                 -----------
                                                 120,257,630
                                                 -----------

                                                       Value
  Shares                                             (Note 2)
---------------------------------------------------------------
         Computers & Information - 8.4%
 211,400 Apple Computer, Inc.*                      $11,072,075
 694,400 Cisco Systems, Inc.*                        44,137,800
  82,400 Comverse Technology, Inc.*                   7,663,200
 264,000 EMC Corp.*                                  20,311,500
 112,800 Hewlett-Packard Co.                         14,085,900
  47,900 Siebel Systems, Inc.*                        7,834,644
                                                    -----------
                                                    105,105,119
                                                    -----------
         Cosmetics & Personal Care - 1.8%
  75,600 Avon Products, Inc.                          3,364,200
 163,600 Colgate-Palmolive Co.                        9,795,550
 203,300 Estee Lauder Cos., Inc., Class A            10,050,644
                                                    -----------
                                                     23,210,394
                                                    -----------
         Electronics - 9.5%
  27,100 Broadcom Corp.*                              5,933,206
  69,700 General Motors Corp., Class H*               6,116,175
 329,300 Intel Corp.                                 44,023,294
 172,900 Linear Technology Corp.                     11,054,794
 117,400 LSI Logic Corp.*                             6,354,275
 155,400 SCI Systems, Inc.*                           6,089,737
 122,100 Teradyne, Inc.*                              8,974,350
 279,400 Texas Instruments, Inc.                     19,191,287
 144,000 Xilinx, Inc.*                               11,889,000
                                                    -----------
                                                    119,626,118
                                                    -----------
         Financial Services - 2.4%
 368,600 American Express Co.                        19,213,275
 339,750 Charles Schwab Corp.                        11,424,094
                                                    -----------
                                                     30,637,369
                                                    -----------
         Forest Products & Paper - 0.9%
 206,300 Kimberly-Clark Corp.                        11,836,462
                                                    -----------
         Heavy Machinery - 1.4%
 194,400 Applied Materials, Inc.*                    17,617,500
                                                    -----------
         Household Products - 1.1%
  52,900 Corning, Inc.                               14,276,387
                                                    -----------
         Industrial - Diversified - 7.6%
 956,400 General Electric Co.                        50,689,200
 929,400 Tyco International, Ltd.                    44,030,325
                                                    -----------
                                                     94,719,525
                                                    -----------
         Insurance - 2.3%
 207,150 American International Group, Inc.          24,340,125
  45,800 CIGNA Corp.                                  4,282,300
                                                    -----------
                                                     28,622,425
                                                    -----------
         Media - Broadcasting & Publishing - 5.8%
 227,100 Clear Channel Communications, Inc.*         17,032,500
 213,500 Time Warner, Inc.                           16,226,000
 571,461 Viacom, Inc., Class B*                      38,966,497
                                                    -----------
                                                     72,224,997
                                                    -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
  Shares                                                 (Note 2)
---------------------------------------------------------------------
         Medical Supplies - 3.4%
 153,500 Allergan, Inc.                                 $  11,435,750
  94,700 Baxter International, Inc.                         6,658,594
 152,000 JDS Uniphase Corp.*                               18,221,000
  95,900 PE Corp. - PE Biosystems Group                     6,317,413
                                                        -------------
                                                           42,632,757
                                                        -------------
         Oil & Gas - 5.6%
 138,300 Anadarko Petroleum Corp.                           6,819,919
 121,400 Apache Corp.                                       7,139,838
 401,900 Conoco, Inc., Class A                              8,841,800
 306,700 Enron Corp.                                       19,782,150
 209,000 Exxon Mobil Corp.                                 16,406,500
 179,800 Royal Dutch Petroleum Co.                         11,068,938
                                                        -------------
                                                           70,059,145
                                                        -------------
         Pharmaceuticals - 9.5%
 195,000 American Home Products Corp.                      11,456,250
 232,800 AMGEN, Inc.*                                      16,354,200
  65,400 Genentech, Inc.*                                  11,248,800
  83,900 Lilly (Eli) & Co.                                  8,379,513
 791,175 Pfizer, Inc.                                      37,976,400
 175,600 Pharmacia Corp.                                    9,076,325
 480,400 Schering-Plough Corp.                             24,260,200
                                                        -------------
                                                          118,751,688
                                                        -------------
         Retailers - 4.6%
 165,900 CVS Corp.                                          6,636,000
 225,300 RadioShack Corp.                                  10,673,588
 179,100 Target Corp.                                      10,387,800
 391,600 TJX Cos., Inc.                                     7,342,500
 402,200 Wal-Mart Stores, Inc.                             23,176,775
                                                        -------------
                                                           58,216,663
                                                        -------------
         Securities Broker - 1.1%
  59,200 Merrill Lynch & Co., Inc.                          6,808,000
  77,400 Morgan Stanley Dean Witter & Co.                   6,443,550
                                                        -------------
                                                           13,251,550
                                                        -------------
         Telephone Systems - 6.3%
 151,900 Alltel Corp.                                       9,408,306
 985,800 AT&T Corp. - Liberty Media Group, Class A *       23,905,650
 284,600 Sprint Corp.                                      14,514,600
 203,900 Sprint Corp. (PCS Group) *                        12,132,050
 266,400 Vodafone AirTouch, Plc                            11,038,950
  71,371 VoiceStream Wireless Corp. *                       8,300,226
                                                        -------------
                                                           79,299,782
                                                        -------------
         Transportation - 0.4%
  83,600 United Parcel Service, Class B                     4,932,400
                                                        -------------
         Total Common Stocks                            1,223,165,281
                                                        -------------
         (Cost $913,502,186)

                                                                    Value
  Par Value                                                       (Note 2)
---------------------------------------------------------------------------
 U.S. AGENCY OBLIGATION - 0.5%
             Sallie Mae - 0.5%
  $6,000,000 6.34%, 08/14/01(a)                                  $6,000,000
                                                                 ----------
             Total U.S. Agency Obligation                         6,000,000
                                                                 ----------
             (Cost $6,000,000)
 CORPORATE NOTES AND BONDS - 0.7%
             Automotive - 0.1%
   1,100,000 Ford Motor Credit Corp.
             6.25%, 11/08/00                                      1,096,552
                                                                 ----------
             Chemicals - 0.4%
   5,000,000 Du Pont (E.I.) De Nemours and Co. 6.63%, 08/29/00    4,999,500
                                                                 ----------
             Securities Broker - 0.2%
   1,000,000 Morgan Stanley Dean Witter & Co.
             6.80%, 04/16/01                                      1,001,595
   1,300,000 Paine Webber Group, Inc.
             5.83%, 01/25/01                                      1,288,791
                                                                 ----------
                                                                  2,290,386
                                                                 ----------
             Total Corporate Notes and Bonds                      8,386,438
                                                                 ----------
             (Cost $8,434,534)
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
   1,746,990 Huntington Auto Trust, Series 2000-A,
             Class A1, CMO
             6.32%, 04/15/01                                      1,744,260
                                                                 ----------
             Total Asset-Backed and Mortgage-Backed Securities    1,744,260
             (Cost $1,746,990)                                   ----------
 COMMERCIAL PAPER (b) - 1.8%
             Banking - 0.3%
   3,000,000 Christiania Bank
             6.65%, 09/12/00                                      2,959,515
                                                                 ----------
             Financial Services - 0.8%
  10,000,000 ASAP Funding, Ltd.
             7.20%, 07/05/00                                      9,992,000
                                                                 ----------
             Securities Broker - 0.7%
   8,900,000 Paine Webber Group, Inc.
             7.10%, 07/03/00                                      8,896,490
                                                                 ----------

             Total Commercial Paper                              21,848,005
             (Cost $21,848,005)                                  ----------

                       See Notes to Financial Statements.
--------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                            Value
  Shares                                   (Note 2)
-------------------------------------------------------
 INVESTMENT COMPANY - 0.0%
 432,226 SSgA Prime Money Market Fund    $      432,226
                                         --------------

         Total Investment Company               432,226
         (Cost $432,226)                 --------------
 Total Investments - 100.6%              1,261,576,210
 (Cost $951,963,941)                    --------------
 Net Other Assets and Liabilities -
  (0.6)%                                    (7,157,804)
                                         --------------
 Total Net Assets - 100.0%              $1,254,418,406
                                         ==============

------------------
*    Non-income producing security.
(a) Variable rate security. The rate shown reflects rate in effect at June 30, 2000.
(b)  Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
CMO  Collateralized Mortgage Obligation.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $951,963,941. Net unrealized appreciation (depreciation) aggregated $309,612,269, of which $346,439,782 related to appreciated investment securi-ties and $(36,827,513) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $453,698,068 and $384,148,055 of non-governmental issuers, respectively, and $6,000,000 and $9,418,867 of U.S. Government and Agency issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $133,801,138. The value of collateral amounted to $139,415,825 which consisted of cash equiv-alents.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                          Select Strategic Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
 COMMON STOCKS - 95.3%
         Advertising - 0.5%
   6,900 Mypoints.com, Inc.*                      $  130,776
   7,200 Ventiv Health, Inc.*                         80,100
                                                  ----------
                                                     210,876
                                                  ----------
         Commercial Services - 15.9%
   8,000 About.com*                                  252,000
   2,600 Alteon Websystems, Inc.*                    260,162
   3,600 Celgene Corp.*                              211,950
   3,200 Checkfree Holdings Corp.*                   165,000
  10,000 Corporate Executive Board Co.*              598,750
   3,500 Critical Path, Inc.*                        204,094
  20,700 CSG Systems International, Inc.*          1,160,494
  22,500 Dendrite International, Inc.*               749,531
   3,200 Diamond Technology Partners, Inc.*          281,600
   8,600 eLoyalty Corp.*                             109,650
     400 Exult, Inc.*                                  4,000
  10,100 Goto.com, Inc.*                             154,656
  18,400 Hotjobs.com, Ltd.*                          254,150
     300 I3 Mobile, Inc.*                              5,512
   5,800 Interwoven, Inc.*                           637,910
  11,300 Iprint.com, Inc.*                            55,441
   5,100 Lexicon Genetics, Inc.*                     175,312
  14,400 Macrovision Corp.*                          920,475
   3,300 Probusiness Services, Inc.*                  87,656
   1,700 Register.com, Inc.*                          51,956
   6,100 Versata, Inc.*                              245,906
     600 WebMethods, Inc.*                            94,312
                                                  ----------
                                                   6,680,517
                                                  ----------
         Communications - 11.8%
     200 Accelerated Networks, Inc.*                   8,437
       1 COMSAT Corp.                                     24
  44,400 Exodus Communications, Inc.*              2,045,175
  10,000 Lifeminders, Inc.*                          295,625
   6,200 Mercury Interactive Corp.*                  599,850
  10,200 Netro Corp.*                                585,225
   4,200 Pegasus Communications Corp.*               206,062
   5,100 Polycom, Inc.*                              479,878
   2,100 Powerwave Technologies, Inc.*                92,400
   2,700 Sonus Networks, Inc.*                       426,262
   6,500 Spectrasite Holdings, Inc.*                 184,437
                                                  ----------
                                                   4,923,375
                                                  ----------
         Computer Software & Processing - 26.6%
   4,700 Active Software, Inc.*                      365,131
   6,000 Agile Software Corp.*                       424,125
   1,100 Click Commerce, Inc.*                        24,887
   2,300 E.piphany, Inc.*                            246,531
   8,900 Extensity, Inc.*                            304,825
  17,300 HNC Software, Inc.*                       1,068,275
   2,300 Keynote Systems, Inc.*                      162,294
   3,300 Macromedia, Inc.*                           319,069
   7,000 Micromuse, Inc.*                          1,158,391
   3,300 Netiq Corp.*                                196,762

                                                         Value
  Shares                                               (Note 2)
----------------------------------------------------------------
         Computer Software & Processing (continued)
  17,000 Peregrine Systems, Inc.*                     $  589,687
   6,600 Quest Software, Inc.*                           365,475
  14,200 Razorfish, Inc.*                                228,087
   6,700 Retek, Inc.*                                    214,400
   3,100 Saba Software, Inc.*                             65,100
   4,900 Scient Corp.*                                   216,213
   7,200 Selectica, Inc.*                                504,450
   7,500 Smartforce Plc*                                 360,000
   3,300 Software.com, Inc.*                             428,588
  16,800 Tibco Software, Inc.*                         1,801,538
   6,700 TriZetto Group, Inc.*                           108,456
   5,100 Verio, Inc.*                                    282,970
   7,000 VeriSign, Inc.*                               1,235,500
   6,600 Viant Corp.*                                    195,525
   5,100 Vignette Corp.*                                 265,280
                                                      ----------
                                                      11,131,559
                                                      ----------
         Computers & Information - 12.4%
     814 Cisco Systems, Inc.*                             51,748
   3,200 Cobalt Networks, Inc.*                          185,200
   5,300 Digex, Inc.*                                    360,069
   7,000 Informatica Corp.*                              573,563
  25,600 Infospace.com, Inc.*                          1,414,400
  15,300 Mcafee.com Corp.*                               398,756
   7,000 Navisite, Inc.*                                 292,688
   8,600 Predictive Systems, Inc.*                       309,063
   8,200 Proxicom, Inc.*                                 392,575
   7,500 Siebel Systems, Inc.*                         1,226,719
                                                      ----------
                                                       5,204,781
                                                      ----------
         Electric Utilities - 0.2%
  10,000 Independent Energy Holdings Plc*                 83,125
                                                      ----------
         Electrical Equipment - 1.2%
  11,200 Micrel, Inc.*                                   486,500
                                                      ----------
         Electronics - 9.2%
   2,100 Exar Corp.*                                     183,094
  29,100 Gemstar International Group, Ltd.*            1,788,285
     400 Marvell Technology Group, Ltd.*                  22,800
  10,300 Maxim Integrated Products, Inc.*                699,756
   9,000 Semtech Corp.*                                  688,360
   5,800 Silicon Image, Inc.*                            289,275
   2,500 Transwitch Corp.*                               192,969
                                                      ----------
                                                       3,864,539
                                                      ----------
         Entertainment & Leisure - 0.5%
   6,600 Westwood One, Inc.*                             225,225
                                                      ----------
         Financial Services - 0.2%
   8,700 Nextcard, Inc.*                                  73,950
                                                      ----------

                       See Notes to Financial Statements.
--------------------------------------------

                          Select Strategic Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
  Shares                                                     (Note 2)
----------------------------------------------------------------------
         Heavy Machinery - 1.1%
   2,900 Capstone Turbine Corp.*                            $  130,681
   1,400 Gasonics International Corp.*                          55,213
   4,600 Varian Semiconductor Equipment Associates, Inc.*      288,938
                                                            ----------
                                                               474,832
                                                            ----------
         Media - Broadcasting & Publishing - 3.8%
   3,400 Citadel Communications Corp.*                         118,788
   6,900 Cox Radio, Inc.*                                      193,200
   8,600 Emmis Communications Corp.*                           355,825
   2,600 Entercom Communications Corp.*                        126,750
  10,200 Mediacom Communications Corp.*                        156,825
   8,500 Radio One, Inc.*                                      251,281
  17,000 Radio One, Inc., Class D*                             375,063
                                                            ----------
                                                             1,577,732
                                                            ----------
         Medical Supplies - 0.9%
   4,400 Cymer, Inc.*                                          210,100
   1,300 Diametrics Medical, Inc.*                               7,353
   4,100 Emisphere Technologies, Inc.*                         174,699
                                                            ----------
                                                               392,152
                                                            ----------
         Pharmaceuticals - 7.5%
  15,100 Alkermes, Inc.*                                       711,588
   7,600 Andrx Corp.*                                          485,806
   3,700 Aurora Biosciences Corp.*                             252,294
   7,000 Imclone Systems, Inc.*                                535,063
   5,500 Medarex, Inc.*                                        464,750
   2,000 Protein Design Labs, Inc.*                            329,906
   6,100 Titan Pharmaceuticals, Inc.*                          262,300
   1,100 United Therapeutics Corp.*                            119,213
                                                            ----------
                                                             3,160,920
                                                            ----------
         Retailers - 1.6%
   9,600 Cost Plus, Inc.*                                      275,400
   4,600 eBay, Inc.*                                           249,838
   5,700 Linens 'N Things, Inc.*                               154,613
                                                            ----------
                                                               679,851
                                                            ----------

                                       Value
  Shares                             (Note 2)
-----------------------------------------------
         Securities Broker - 0.9%
  21,400 E*TRADE Group, Inc.*       $   353,100
                                    -----------
         Telephone Systems - 1.0%
   6,300 AT&T Canada, Inc.*             209,081
  14,700 Network Plus Corp.*            208,556
                                    -----------
                                        417,637
                                    -----------

         Total Common Stocks         39,940,671
                                    -----------
         (Cost $39,626,548)
 Total Investments - 95.3%           39,940,671
                                    -----------
 (Cost $39,626,548)
 Net Other Assets and
 Liabilities - 4.7%                   1,990,582
                                    -----------
 Total Net Assets - 100.0%          $41,931,253
                                    ===========

------------------
*   Non-income producing security.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $39,626,548. Net unrealized appreciation (depreciation) aggregated $314,123, of which $5,127,292 related to appreciated investment securities and $(4,813,169) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $53,080,620 and $40,540,110 of non-governmental issuers, respectively.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                    Core Equity Fund (Formerly Growth Fund)

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                Value
  Shares                                      (Note 2)
-------------------------------------------------------
 COMMON STOCKS - 99.0%
         Aerospace & Defense - 0.5%
 163,050 Honeywell International, Inc.       $5,492,747
                                             ----------
         Apparel Retailers - 1.1%
 373,500 Gap, Inc.                           11,671,875
                                             ----------
         Automotive - 0.4%
  48,900 Ford Motor Co.                       2,102,700
  42,015 General Motors Corp.                 2,439,496
   6,403 Visteon Corp.*                          77,632
                                             ----------
                                              4,619,828
                                             ----------
         Banking - 6.2%
 158,100 Bank of America Corp.                6,798,300
 220,100 Bank of New York Co., Inc.          10,234,650
 154,650 Chase Manhattan Corp.                7,123,566
 341,050 Citigroup, Inc.                     20,548,262
 234,600 Firstar Corp.                        4,941,262
 273,800 SLM Holding Corp.                   10,250,387
 242,200 Washington Mutual, Inc.              6,993,525
                                             ----------
                                             66,889,952
                                             ----------
         Beverages, Food & Tobacco - 4.7%
 127,300 Anheuser-Busch Companies, Inc.       9,507,719
 222,600 Coca-Cola Co.                       12,785,587
 177,200 General Mills, Inc.                  6,777,900
 221,300 PepsiCo, Inc.                        9,834,019
 210,300 Philip Morris Cos., Inc.             5,586,094
 115,200 Safeway, Inc.*                       5,198,400
  22,300 Seagram Co., Ltd.                    1,293,400
                                             ----------
                                             50,983,119
                                             ----------
         Building Materials - 0.5%
 109,600 Home Depot, Inc.                     5,473,150
                                             ----------
         Chemicals - 1.2%
 164,600 Du Pont (E.I.) De Nemours and Co.    7,201,250
 473,800 Grace (W.R.) & Co.*                  5,744,825
                                             ----------
                                             12,946,075
                                             ----------
         Commercial Services - 1.2%
 269,500 Halliburton Co.                     12,717,031
                                             ----------
         Communications - 4.8%
  31,200 ADC Telecommunications, Inc.*        2,616,900
  32,500 Echostar Communications Corp.*       1,076,055
 264,000 Lucent Technologies, Inc.           15,642,000
  44,200 Network Appliance, Inc.*             3,558,100
  68,800 Nokia Oyj Corp., Sponsored ADR       3,435,700
 327,800 Nortel Networks Corp.               22,372,350
  47,800 Qualcomm, Inc.*                      2,868,000
                                             ----------
                                             51,569,105
                                             ----------

                                                      Value
  Shares                                            (Note 2)
--------------------------------------------------------------
         Computer Software & Processing - 8.6%
 197,600 America Online, Inc.*                     $10,423,400
 117,100 Computer Associates International, Inc.     5,994,056
  95,300 Electronic Data Systems Corp.               3,931,125
 285,000 Genuity, Inc.*                              2,609,545
 438,800 Microsoft Corp.*                           35,104,000
 218,400 Oracle Corp.*                              18,359,250
 104,500 Sun Microsystems, Inc.*                     9,502,969
  25,200 VERITAS Software Corp.*                     2,847,993
  37,000 Yahoo!, Inc.*                               4,583,375
                                                   -----------
                                                    93,355,713
                                                   -----------
         Computers & Information - 10.9%
 463,200 Cisco Systems, Inc.*                       29,442,150
 623,600 Compaq Computer Corp.                      15,940,775
 582,500 Dell Computer Corp.*                       28,724,531
 156,500 EMC Corp.*                                 12,040,719
 235,100 International Business Machines Corp.      25,758,144
  79,600 Minnesota Mining and Manufacturing Co.      6,567,000
                                                   -----------
                                                   118,473,319
                                                   -----------
         Cosmetics & Personal Care - 1.7%
 310,400 Avon Products, Inc.                        13,812,800
  76,900 Procter & Gamble Co.                        4,402,525
                                                   -----------
                                                    18,215,325
                                                   -----------
         Electrical Equipment - 0.9%
  35,100 American Power Conversion Corp.*            1,432,519
 144,100 Emerson Electric Co.                        8,700,037
                                                   -----------
                                                    10,132,556
                                                   -----------
         Electronics - 6.7%
  52,400 General Motors Corp., Class H*              4,598,100
 351,500 Intel Corp.                                46,991,156
  68,300 Micron Technology, Inc.*                    6,014,669
  90,590 Motorola, Inc.                              2,632,772
 121,000 Texas Instruments, Inc.                     8,311,187
  89,300 Titan Corp.*                                3,996,175
                                                   -----------
                                                    72,544,059
                                                   -----------
         Entertainment & Leisure - 0.5%
 143,600 Walt Disney Co.                             5,573,475
                                                   -----------
         Financial Services - 1.9%
 184,200 American Express Co.                        9,601,425
 145,000 Charles Schwab Corp.                        4,875,625
 150,900 Freddie Mac                                 6,111,450
                                                   -----------
                                                    20,588,500
                                                   -----------
         Forest Products & Paper - 0.3%
  50,300 Kimberly-Clark Corp.                        2,885,962
                                                   -----------

                       See Notes to Financial Statements.
--------------------------------------------

                    Core Equity Fund (Formerly Growth Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
----------------------------------------------------------------
         Health Care Providers - 1.2%
 162,000 HCA - The Healthcare Corporation             $4,920,750
 361,000 HEALTHSOUTH Corp.*                            2,594,687
 206,400 Tenet Healthcare Corp.                        5,572,800
                                                      ----------
                                                      13,088,237
                                                      ----------
         Heavy Machinery - 2.0%
 109,200 Applied Materials, Inc.*                      9,896,250
 126,000 Dover Corp.                                   5,110,875
  91,700 Smith International, Inc.*                    6,676,906
                                                      ----------
                                                      21,684,031
                                                      ----------
         Household Products - 1.5%
  37,300 Corning, Inc.                                10,066,337
 173,200 Rohm & Haas Co.                               5,975,400
                                                      ----------
                                                      16,041,737
                                                      ----------
         Industrial - Diversified - 6.3%
 858,300 General Electric Co.                         45,489,900
 491,100 Tyco International, Ltd.                     23,265,862
                                                      ----------
                                                      68,755,762
                                                      ----------
         Insurance - 2.8%
  49,700 American General Corp.                        3,031,700
 135,000 American International Group, Inc.           15,862,500
  69,000 Marsh & McLennan Cos., Inc.                   7,206,188
  73,300 XL Capital, Ltd.                              3,967,363
                                                      ----------
                                                      30,067,751
                                                      ----------
         Media - Broadcasting & Publishing - 2.5%
  89,800 Comcast Corp., Class A*                       3,636,900
 255,000 News Corp., Ltd., Sponsored, Preferred ADR   12,112,500
 115,800 Time Warner, Inc.                             8,800,800
  33,600 Viacom, Inc., Class B*                        2,291,100
                                                      ----------
                                                      26,841,300
                                                      ----------
         Medical Supplies - 1.8%
  50,500 Agilent Technologies, Inc.*                   3,724,375
  97,200 Baxter International, Inc.                    6,834,375
  25,900 JDS Uniphase Corp.*                           3,104,763
 120,300 Medtronic, Inc.                               5,992,444
                                                      ----------
                                                      19,655,957
                                                      ----------
         Metals - 0.5%
  77,808 Alcoa, Inc.                                   2,256,432
 161,300 Masco Corp.                                   2,913,481
                                                      ----------
                                                       5,169,913
                                                      ----------
         Oil & Gas - 6.2%
 109,400 Coastal Corp.                                 6,659,725
 134,700 Exxon Mobil Corp.                            10,573,950
 225,700 Global Marine, Inc.*                          6,361,919
 259,000 Nabors Industries, Inc.*                     10,764,688
 432,300 R&B Falcon Corp.*                            10,186,069
 132,400 Royal Dutch Petroleum Co.                     8,150,875

                                                         Value
  Shares                                                (Note 2)
--------------------------------------------------------------------
         Oil & Gas (continued)
 210,500 Santa Fe International Corp.                 $    7,354,344
 143,400 Texaco, Inc.                                      7,636,050
                                                      --------------
                                                          67,687,620
                                                      --------------
         Pharmaceuticals - 9.6%
 196,800 Abbott Laboratories                              8,769,900
 161,200 American Home Products Corp.                     9,470,500
  40,700 AMGEN, Inc.*                                     2,859,175
  99,800 Bristol-Myers Squibb Co.                         5,813,350
 121,600 Johnson & Johnson                               12,388,000
  57,100 Lilly (Eli) & Co.                                5,702,863
 126,200 Merck & Co., Inc.                                9,670,075
 639,750 Pfizer, Inc.                                    30,708,000
 205,200 Pharmacia Corp.                                 10,606,275
 156,200 Schering-Plough Corp.                            7,888,100
                                                     --------------
                                                        103,876,238
                                                     --------------
         Retailers - 4.5%
 106,500 Circuit City Stores - Circuit City Group         3,534,469
 261,300 Costco Wholesale Corp.*                          8,622,900
 119,500 CVS Corp.                                        4,780,000
 270,600 RadioShack Corp.                                12,819,675
 333,100 Wal-Mart Stores, Inc.                           19,194,888
                                                     --------------
                                                         48,951,932
                                                     --------------
         Securities Broker - 0.7%
  69,000 Merrill Lynch & Co., Inc.                        7,935,000
                                                     --------------
         Telephone Systems - 7.3%
 279,385 AT&T Corp.                                       8,835,551
 258,700 Bell Atlantic Corp.                             13,145,194
 121,900 Global Crossing Ltd.*                            3,207,494
 137,401 Qwest Communications International, Inc.*        6,827,112
 406,392 SBC Communications, Inc.                        17,576,454
 103,900 Sprint Corp.                                     5,298,900
 112,500 Sprint Corp. (PCS Group)*                        6,693,750
 105,950 Vodafone AirTouch, Plc                           4,390,303
 285,129 Worldcom, Inc.*                                 13,080,293
                                                     --------------
                                                         79,055,051
                                                     --------------

         Total Common Stocks                          1,072,942,320
                                                     --------------
         (Cost $923,837,593)
 Total Investments - 99.0%                            1,072,942,320
                                                     --------------
 (Cost $923,837,593)
 Net Other Assets and Liabilities - 1.0%                 10,829,660
                                                     --------------
 Total Net Assets - 100.0%                           $1,083,771,980
                                                     ==============

------------------
*    Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                    Core Equity Fund (Formerly Growth Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $923,837,593. Net unrealized appreciation (depreciation) aggregated $149,104,727, of which $198,072,773 related to appreciated investment securi-ties and $(48,968,046) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $1,232,051,703 and $1,212,273,447 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $49,525,949. The value of collateral amounted to $50,994,278 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                      Value
  Shares                                            (Note 2)
-------------------------------------------------------------
 COMMON STOCKS - 98.6%
         Advertising - 0.3%
  16,300 Interpublic Group of Companies, Inc.      $  700,900
   9,600 Omnicom Group, Inc.                          855,000
   4,000 Young & Rubicam Inc.                         228,750
                                                   ----------
                                                    1,784,650
                                                   ----------
         Aerospace & Defense - 0.8%
  49,138 Boeing Co.                                 2,054,583
  10,900 General Dynamics Corp.                       569,525
  43,175 Honeywell International, Inc.              1,454,458
  21,482 Lockheed Martin Corp.                        533,022
   3,900 Northrop Grumman Corp.                       258,375
   7,800 Textron, Inc.                                423,637
                                                   ----------
                                                    5,293,600
                                                   ----------
         Airlines - 0.3%
   8,100 AMR Corp.*                                   214,144
   6,700 Delta Air Lines, Inc.                        338,769
  15,700 FedEx Corp.*                                 596,600
  26,812 Southwest Airlines, Inc.                     507,752
   3,600 U.S. Airways Group, Inc.*                    140,400
                                                   ----------
                                                    1,797,665
                                                   ----------
         Apparel Retailers - 0.5%
  46,050 Gap, Inc.                                  1,439,063
  17,600 Kohls Corp.*                                 979,000
  23,200 Limited, Inc.                                501,700
   7,100 Nordstrom, Inc.                              171,287
                                                   ----------
                                                    3,091,050
                                                   ----------
         Automotive - 1.0%
   3,800 Cooper Tire & Rubber Co.                      42,275
   8,209 Dana Corp.                                   173,928
  30,428 Delphi Automotive Systems Corp.              443,108
  65,200 Ford Motor Co.                             2,803,600
  28,900 General Motors Corp.                       1,678,006
   9,450 Genuine Parts Co.                            189,000
   5,700 Goodrich (B.F.) Co.                          194,156
   8,300 Goodyear Tire & Rubber Co.                   166,000
  16,400 Harley-Davidson, Inc.                        631,400
   4,800 ITT Industries, Inc.                         145,800
   3,300 Navistar International Corp.*                102,506
   4,180 Paccar, Inc.                                 165,894
   6,600 TRW, Inc.                                    286,275
   8,537 Visteon Corp.*                               103,509
                                                   ----------
                                                    7,125,457
                                                   ----------
         Banking - 6.5%
  21,200 Amsouth Bancorp                              333,900
  39,388 Associates First Capital Corp., Class A      878,845
  62,075 Banc One Corp.                             1,648,867
  89,659 Bank of America Corp.                      3,855,337
  39,800 Bank of New York Co., Inc.                 1,850,700
  18,800 BB&T Corp.                                   448,850

                                               Value
  Shares                                     (Note 2)
------------------------------------------------------
         Banking (continued)
  10,637 Capital One Financial Corp.        $  474,676
  11,200 Charter One Financial, Inc.           257,600
  66,878 Chase Manhattan Corp.               3,080,568
 182,540 Citigroup, Inc.                    10,998,035
   8,550 Comerica, Inc.                        383,681
  16,775 Fifth Third Bancorp                 1,061,019
  52,896 First Union Corp.                   1,312,482
  52,328 Firstar Corp.                       1,102,159
  48,676 Fleet Boston Financial Corp.        1,654,984
   8,600 Golden West Financial Corp.           350,987
  11,863 Huntington Bancshares, Inc.           187,584
  23,400 KeyCorp                               412,425
  43,318 MBNA Corp.                          1,175,001
  26,500 Mellon Financial Corp.                965,594
   8,800 Morgan (J.P.) & Co., Inc.             969,100
  32,600 National City Corp.                   556,237
  12,000 Northern Trust Corp.                  780,750
   7,350 Old Kent Financial Corp.              196,612
  15,800 PNC Bank Corp.                        740,625
  11,900 Regions Financial Corp.               236,512
   8,357 SLM Holding Corp.                     312,865
   9,100 Southtrust Corp.                      205,887
   8,800 State Street Corp.                    933,350
   9,400 Summit Bancorp                        231,475
  16,400 Suntrust Banks, Inc.                  749,275
  15,100 Synovus Financial Corp.               266,137
  40,550 U.S. Bancorp                          780,588
   7,300 Union Planters Corp.                  203,944
  10,900 Wachovia Corp.                        591,325
  29,583 Washington Mutual, Inc.               854,209
  87,130 Wells Fargo Co.                     3,376,287
                                            ----------
                                            44,418,472
                                            ----------
         Beverages, Food & Tobacco - 4.2%
   2,100 Adolph Coors Co.                      127,050
  24,500 Anheuser-Busch Companies, Inc.      1,829,844
  32,559 Archer-Daniels-Midland Co.            319,485
  14,800 Best Foods                          1,024,900
   3,700 Brown Forman Corp., Class B           198,875
  22,900 Campbell Soup Co.                     666,962
 133,900 Coca-Cola Co.                       7,690,881
  22,700 Coca-Cola Enterprises, Inc.           370,294
  26,600 Conagra, Inc                          507,062
  15,700 General Mills, Inc.                   600,525
  19,000 H.J. Heinz Co.                        831,250
   5,700 Hercules, Inc.                         80,156
   7,500 Hershey Foods Corp.                   365,156
  21,800 Kellogg Co.                           648,550
  17,500 Nabisco Group Holdings Corp.          453,906
  78,000 PepsiCo, Inc.                       3,466,125
 123,600 Philip Morris Cos., Inc.            3,283,125
   7,200 Quaker Oats Co.                       540,900
  16,400 Ralston Purina Group                  326,975
  26,800 Safeway, Inc. *                     1,209,350
  23,600 Seagram Co., Ltd.                   1,368,800
   7,000 Supervalu, Inc.                       133,437
  18,000 Sysco Corp.                           758,250

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
  Shares                                          (Note 2)
-----------------------------------------------------------
         Beverages, Food & Tobacco (continued)
  30,989 Unilever NV                             $1,332,527
   8,600 UST, Inc.                                  126,312
   6,300 Wrigley (Wm.) Jr. Co.                      505,181
                                                 ----------
                                                 28,765,878
                                                 ----------
         Building Materials - 1.1%
 125,097 Home Depot, Inc.                         6,247,032
  20,600 Lowes Cos., Inc.                           845,887
   2,900 Owens Corning                               26,825
   5,500 Vulcan Materials Co.                       234,781
                                                 ----------
                                                  7,354,525
                                                 ----------
         Chemicals - 0.9%
  12,400 Air Products & Chemicals, Inc.             382,075
   6,000 Avery Dennison Corp.                       402,750
  36,600 Dow Chemical Co.                         1,104,862
  56,700 Du Pont (E.I.) De Nemours and Co.        2,480,625
   4,200 Eastman Chemical Co.                       200,550
   3,600 Grace (W.R.) & Co.*                         43,650
   2,800 Great Lakes Chemical Corp.                  88,200
  19,900 Occidental Petroleum Corp.                 419,144
   9,400 PPG Industries, Inc.                       416,537
   8,500 Praxair, Inc.                              318,219
   4,608 Sealed Air Corp.*                          241,344
   7,200 Union Carbide Corp.                        356,400
                                                 ----------
                                                  6,454,356
                                                 ----------
         Commercial Services - 1.3%
  10,100 Allied Waste Industries, Inc.*             101,000
  34,000 Automatic Data Processing, Inc.          1,821,125
  38,933 Cendant Corp.*                             545,062
   8,200 Convergys Corp.*                           425,375
   8,700 Dun & Bradstreet Corp.                     249,037
   7,000 Ecolab, Inc.                               273,437
   7,500 Equifax, Inc.                              196,875
  22,400 First Data Corp.                         1,111,600
   4,000 Fluor Corp.                                126,500
   5,200 H&R Block, Inc.                            168,350
  24,000 Halliburton Co.                          1,132,500
  20,150 Paychex, Inc.                              846,300
   2,700 Perkinelmer, Inc.                          178,537
  14,000 Pitney Bowes, Inc.                         560,000
   6,200 Quintiles Transnational Corp.*              87,575
   6,600 R. R. Donnelley & Sons Co.                 148,912
  33,435 Waste Management, Inc.                     635,265
                                                 ----------
                                                  8,607,450
                                                 ----------
         Communications - 4.6%
  16,600 ADC Telecommunications, Inc.*            1,392,325
   4,300 Andrew Corp.*                              144,319
 176,182 Lucent Technologies, Inc.               10,438,783
  16,600 Network Appliance, Inc.*                 1,336,300
  41,000 Nextel Communications, Inc., Class A*    2,508,687
 160,360 Nortel Networks Corp.                   10,944,570
  40,100 Qualcomm, Inc.*                          2,406,000

                                                      Value
  Shares                                            (Note 2)
-------------------------------------------------------------
         Communications (continued)
   8,600 Scientific Atlanta, Inc.                  $  640,700
  22,100 Tellabs, Inc.*                             1,512,469
                                                   ----------
                                                   31,324,153
                                                   ----------
         Computer Software & Processing - 9.2%
   6,600 Adobe Systems, Inc.                          858,000
 124,208 America Online, Inc.*                      6,551,972
   3,200 Autodesk, Inc.                               111,000
  13,200 BMC Software, Inc.*                          481,594
   9,800 Cabletron Systems, Inc.*                     247,450
   7,700 Ceridian Corp.*                              185,281
  10,000 Citrix Systems, Inc.*                        189,375
  31,850 Computer Associates International, Inc.    1,630,322
   9,100 Computer Sciences Corp.*                     679,656
  19,300 Compuware Corp.*                             200,237
   3,800 Deluxe Corp.                                  89,537
  25,200 Electronic Data Systems Corp.              1,039,500
  16,000 IMS Health, Inc.                             288,000
 284,800 Microsoft Corp.*                          22,784,000
   5,200 NCR Corp.*                                   202,475
  17,800 Novell, Inc.*                                164,650
 153,560 Oracle Corp.*                             12,908,638
  14,800 Parametric Technology Corp.*                 162,800
  14,900 PeopleSoft, Inc.*                            249,575
   1,400 Shared Medical Systems Corp.                 102,112
  85,900 Sun Microsystems, Inc.*                    7,811,531
  16,700 Unisys Corp.*                                243,194
  21,250 VERITAS Software Corp.*                    2,401,581
  29,400 Yahoo!, Inc.*                              3,641,925
                                                   ----------
                                                   63,224,405
                                                   ----------
         Computers & Information - 10.2%
  18,900 3Com Corp.*                                1,089,109
  17,600 Apple Computer, Inc.*                        921,800
 376,400 Cisco Systems, Inc.*                      23,924,925
  91,857 Compaq Computer Corp.                      2,348,095
   8,400 Comverse Technology, Inc.*                   781,200
 139,300 Dell Computer Corp.*                       6,869,231
 117,500 EMC Corp.*                                 9,040,156
  17,360 Gateway 2000*                                985,180
  54,200 Hewlett-Packard Co.                        6,768,225
  95,900 International Business Machines Corp.     10,507,044
   7,000 Lexmark International Group, Inc.*           470,750
  21,500 Minnesota Mining and Manufacturing Co.     1,773,750
   3,200 Sapient Corp.*                               342,200
  12,400 Seagate Technology, Inc.*                    682,000
  10,800 Siebel Systems, Inc.*                      1,766,475
  32,200 Solectron Corp.*                           1,348,375
                                                   ----------
                                                   69,618,515
                                                   ----------
         Consumer Products - Diversified - 0.1%
  46,900 Sara Lee Corp.                               905,756
                                                   ----------

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
         Containers & Packaging - 0.0%
   1,500 Ball Corp.                                  $   48,281
   6,800 Crown Cork & Seal Co., Inc.                    102,000
                                                     ----------
                                                        150,281
                                                     ----------
         Cosmetics & Personal Care - 1.3%
  12,800 Avon Products, Inc.                            569,600
  12,600 Clorox Co.                                     564,637
  31,200 Colgate-Palmolive Co.                        1,868,100
  56,400 Gillette Co.                                 1,970,475
   5,600 International Flavors & Fragrances, Inc.       169,050
  70,800 Procter & Gamble Co.                         4,053,300
                                                     ----------
                                                      9,195,162
                                                     ----------
         Electric Utilities - 1.6%
  23,000 AES Corp.*                                   1,049,375
   7,300 Ameren Corp.                                   246,375
  17,440 American Electric Power, Inc.                  516,660
   8,443 Cinergy Corp.                                  214,769
   5,800 CMS Energy Corp.                               128,325
  11,400 Consolidated Edison, Inc.                      337,725
   8,150 Constellation Energy Group, Inc.               265,384
   8,500 CP&L, Inc.                                     271,469
  12,950 Dominion Resources, Inc.                       555,231
   7,700 DTE Energy Co.                                 235,331
  19,917 Duke Energy Corp.                            1,122,821
  17,800 Edison International                           364,900
  12,300 Entergy Corp.                                  334,406
  12,400 FirstEnergy Corp.                              289,850
   9,700 Florida Power & Light Group Capital, Inc.      480,150
   5,400 Florida Progress Corp.                         253,125
   6,500 GPU, Inc.                                      175,906
   6,200 New Century Energies, Inc.                     186,000
   9,300 Niagara Mohawk Power Corp.*                    129,619
   8,400 Northern States Power Co.                      169,575
   9,100 Peco Energy Co.                                366,844
  20,700 PG&E Corp.                                     509,737
   4,500 Pinnacle West Capital Corp.                    152,437
   7,800 PPL Resources, Inc.                            171,112
  11,700 Public Service Enterprise Group, Inc.          405,112
  15,998 Reliant Energy, Inc.                           472,941
  11,013 Sempra Energy                                  187,221
  35,100 Southern Co.                                   818,269
  14,240 TXU Corp.                                      420,080
   9,600 Unicom Corp.                                   371,400
                                                     ----------
                                                     11,202,149
                                                     ----------
         Electrical Equipment - 0.6%
  10,400 American Power Conversion Corp.*               424,450
  16,700 Eastman Kodak Co.                              993,650
  23,100 Emerson Electric Co.                         1,394,662
   2,200 National Service Industries, Inc.               42,900
   2,400 Polaroid Corp.                                  43,350
  10,100 Rockwell International Corp.                   318,150
   3,100 Thomas & Betts Corp.                            59,287
  35,900 Xerox Corp.                                    744,925
                                                     ----------
                                                      4,021,374
                                                     ----------

                                                  Value
  Shares                                        (Note 2)
---------------------------------------------------------
         Electronics - 7.1%
   5,500 Adaptec, Inc.*                        $  125,125
   8,400 Advanced Micro Devices*                  648,900
  10,800 Altera Corp.*                          1,100,925
  19,200 Analog Devices, Inc.*                  1,459,200
  11,800 Conexant Systems, Inc.*                  573,775
 181,300 Intel Corp.                           24,237,544
  10,000 KLA-Tencor Corp.*                        585,625
  16,800 Linear Technology Corp.                1,074,150
  16,600 LSI Logic Corp.*                         898,475
  15,400 Maxim Integrated Products, Inc.*       1,046,237
  30,000 Micron Technology, Inc.*               2,641,875
   2,500 Millipore Corp.                          188,437
  10,625 Molex, Inc.                              511,328
 116,435 Motorola, Inc.                         3,383,892
   9,500 National Semiconductor Corp.*            539,125
   7,000 Novellus Systems, Inc.*                  395,937
  18,300 Raytheon Co., Class B                    352,275
   7,000 Sanmina Corp.*                           598,500
   9,500 Teradyne, Inc.*                          698,250
  88,600 Texas Instruments, Inc.                6,085,712
  17,500 Xilinx, Inc.*                          1,444,844
                                               ----------
                                               48,590,131
                                               ----------
         Entertainment & Leisure - 0.8%
  32,600 Carnival Corp.                           635,700
   6,500 Harrah's Entertainment, Inc.*            136,094
   9,250 Hasbro, Inc.                             139,328
  22,912 Mattel, Inc.                             302,152
 112,429 Walt Disney Co.                        4,363,651
                                               ----------
                                                5,576,925
                                               ----------
         Financial Services - 1.9%
  72,200 American Express Co.                   3,763,425
  73,600 Charles Schwab Corp.                   2,474,800
   6,100 Countrywide Credit Industries, Inc.      184,906
  54,600 Fannie Mae                             2,849,437
  13,030 Franklin Resources, Inc.                 395,786
  37,600 Freddie Mac                            1,522,800
  25,659 Household International, Inc.          1,066,452
   7,850 Providian Financial Corp.                706,500
                                               ----------
                                               12,964,106
                                               ----------
         Food Retailers - 0.3%
  22,942 Albertson's, Inc.                        762,821
   1,900 Great Atlantic & Pacific Tea Co.          31,587
  45,100 Kroger Co.*                              995,019
  10,000 Starbucks Corporation*                   381,875
   7,700 Winn-Dixie Stores, Inc.                  110,206
                                               ----------
                                                2,281,508
                                               ----------
         Forest Products & Paper - 0.7%
   2,800 Bemis Co.                                 94,150
   3,100 Boise Cascade Corp.                       80,212
  11,000 Fort James Corp.                         254,375
   9,100 Georgia-Pacific Corp.                    238,875
   7,900 Ikon Office Solutions, Inc.               30,612

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Forest Products & Paper (continued)
  26,141 International Paper Co.                              $  779,319
  30,140 Kimberly-Clark Corp.                                  1,729,282
   5,600 Louisiana Pacific Corp.                                  60,900
   5,400 Mead Corp.                                              136,350
   9,000 Pactiv Corp.*                                            70,875
   1,500 Potlatch Corp.                                           49,687
   2,800 Temple Inland, Inc.                                     117,600
   5,450 Westvaco Corp.                                          135,228
  12,600 Weyerhaeuser Co.                                        541,800
   5,900 Willamette Industries, Inc.                             160,775
                                                              ----------
                                                               4,480,040
                                                              ----------
         Health Care Providers - 0.3%
  30,200 HCA - The Healthcare Corporation                        917,325
  20,800 HEALTHSOUTH Corp.*                                      149,500
   5,400 Manor Care, Inc.*                                        37,800
  16,900 Tenet Healthcare Corp.                                  456,300
   3,300 Wellpoint Health Networks, Inc.*                        239,044
                                                              ----------
                                                               1,799,969
                                                              ----------
         Heavy Construction - 0.0%
   2,600 Kaufman and Broad Home Corp.                             51,512
   3,200 McDermott International, Inc.                            28,200
                                                              ----------
                                                                  79,712
                                                              ----------
         Heavy Machinery - 1.3%
  43,800 Applied Materials, Inc.*                              3,969,375
  17,880 Baker Hughes, Inc.                                      572,160
   4,600 Black & Decker Corp.                                    180,837
   1,200 Briggs & Stratton Corp.                                  41,100
  18,900 Caterpillar, Inc.                                       640,237
   2,100 Cummins Engine Co., Inc.                                 57,225
  12,700 Deere & Co.                                             469,900
  11,000 Dover Corp.                                             446,188
   8,800 Ingersoll-Rand Co.                                      354,200
   1,800 Milacron, Inc.                                           26,100
   6,500 Pall Corp.                                              120,250
   6,075 Parker-Hannifin Corp.                                   208,069
   4,700 Stanley Works                                           111,625
   3,100 Timken Co.                                               57,738
  25,400 United Technologies Corp.                             1,495,425
   5,100 W.W. Grainger, Inc.                                     157,144
                                                              ----------
                                                               8,907,573
                                                              ----------
         Home Construction, Furnishings & Appliances - 0.1%
   3,200 Centex Corp.                                             75,200
   4,700 Johnson Controls, Inc.                                  241,169
  10,500 Leggett & Platt, Inc.                                   173,250
   4,200 Maytag Corp.                                            154,875
   2,100 Pulte Corp.                                              45,413
   4,000 Whirlpool Corp.                                         186,500
                                                              ----------
                                                                 876,407
                                                              ----------

                                                       Value
  Shares                                             (Note 2)
--------------------------------------------------------------
         Household Products - 0.9%
  15,100 Corning, Inc.                              $4,075,113
   8,400 Fortune Brands, Inc.                          193,725
  16,300 Illinois Tool Works, Inc.                     929,100
  14,333 Newell Rubbermaid, Inc.                       369,075
   7,900 Owens-Illinois, Inc.*                          92,331
  11,675 Rohm & Haas Co.                               402,788
   3,100 Snap-On, Inc.                                  82,538
   4,000 Tiffany & Co.                                 270,000
   3,100 Tupperware Corp.                               68,200
                                                    ----------
                                                     6,482,870
                                                    ----------
         Industrial - Diversified - 4.8%
   2,000 Armstrong Holdings, Inc.                       30,625
   1,600 FMC Corp.*                                     92,800
 535,100 General Electric Co.                       28,360,300
  91,342 Tyco International, Ltd.                    4,327,327
                                                    ----------
                                                    32,811,052
                                                    ----------
         Insurance - 3.0%
   7,598 Aetna, Inc.                                   487,697
  14,300 AFLAC, Inc.                                   656,906
  40,138 Allstate Corp.                                893,071
  13,517 American General Corp.                        824,537
  83,390 American International Group, Inc.          9,798,325
  13,750 AON Corp.                                     427,109
   9,400 Chubb Corp.                                   578,100
   8,900 CIGNA Corp.                                   832,150
   8,600 Cincinnati Financial Corp.                    270,363
  17,407 Conseco, Inc.                                 169,718
  11,700 Hartford Financial Services Group, Inc.       654,469
   8,900 Humana, Inc.*                                  43,388
   5,600 Jefferson Pilot Corp.                         316,050
  10,300 Lincoln National Corp.                        372,088
   5,300 Loews Corp.                                   318,000
  14,650 Marsh & McLennan Cos., Inc.                 1,530,009
   5,300 MBIA, Inc.                                    255,394
   5,800 MGIC Investment Corp.                         263,900
   3,900 Progressive Corp.                             288,600
   6,800 SAFECO Corp.                                  135,150
  11,500 St. Paul Cos.                                 392,438
   6,900 Torchmark Corp.                               170,344
   8,800 Unitedhealth Group, Inc.                      754,600
  12,918 UnumProvident Corp.                           259,167
                                                    ----------
                                                    20,691,573
                                                    ----------
         Lodging - 0.1%
  19,900 Hilton Hotels Corp.                           186,563
  13,000 Marriott International, Inc., Class A         468,813
                                                    ----------
                                                       655,376
                                                    ----------
         Media - Broadcasting & Publishing - 2.6%
   3,400 American Greetings Corp., Class A              64,600
  18,400 Clear Channel Communications, Inc.*         1,380,000
  48,600 Comcast Corp., Class A*                     1,968,300
   4,800 Dow Jones & Company, Inc.                     351,600

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
  Shares                                                   (Note 2)
--------------------------------------------------------------------
         Media - Broadcasting & Publishing (continued)
  14,400 Gannett Co., Inc.                                $  861,300
   4,300 Knight-Ridder, Inc.                                 228,706
  10,600 McGraw-Hill Cos., Inc.                              572,400
   2,800 Meredith Corp.                                       94,500
   9,200 New York Times Co., Class A                         363,400
  71,260 Time Warner, Inc.                                 5,415,760
   3,200 Times Mirror Co., Class A                           290,000
  13,000 Tribune Co.                                         455,000
  82,428 Viacom, Inc., Class B*                            5,620,559
                                                          ----------
                                                          17,666,125
                                                          ----------
         Medical Supplies - 1.6%
  24,424 Agilent Technologies, Inc.*                       1,801,270
   7,000 Allergan, Inc.                                      521,500
   2,900 Bausch & Lomb, Inc.                                 224,388
  15,800 Baxter International, Inc.                        1,110,938
  13,500 Becton, Dickinson & Co.                             387,281
   6,300 Biomet, Inc.                                        242,156
  22,000 Boston Scientific Corp.*                            482,625
   2,800 C.R. Bard, Inc.                                     134,750
   7,600 Danaher Corp.                                       375,725
   3,900 Eaton Corp.                                         261,300
  16,600 Guidant Corp.*                                      821,700
   3,600 Mallinckrodt, Inc.                                  156,375
  64,700 Medtronic, Inc.                                   3,222,869
  11,200 PE Corp. - PE Biosystems Group                      737,800
   4,500 St. Jude Medical, Inc.*                             206,438
   2,550 Tektronix, Inc.                                     188,700
   8,400 Thermo Electron Corp.*                              176,925
                                                          ----------
                                                          11,052,740
                                                          ----------
         Metals - 0.6%
  11,700 Alcan Aluminum, Ltd.                                362,700
  46,608 Alcoa, Inc.                                       1,351,632
   4,351 Allegheny Technologies, Inc.                         78,318
  21,400 Barrick Gold Corp.                                  389,213
   7,000 Bethlehem Steel Corp.*                               24,938
   5,000 Cooper Industries, Inc.                             162,813
   3,150 Crane Co.                                            76,584
   6,750 Engelhard Corp.                                     115,172
   8,500 Freeport-McMoRan Copper & Gold, Inc., Class B*       78,625
  14,000 Homestake Mining Co.                                 96,250
   9,700 Inco, Ltd.*                                         149,138
  24,100 Masco Corp.                                         435,306
   8,911 Newmont Mining Corp.                                192,700
   4,600 Nucor Corp.                                         152,663
   4,200 Phelps Dodge Corp.                                  156,188
  17,700 Placer Dome, Inc.                                   169,256
   4,620 USX - U.S. Steel Group                               85,759
   4,600 Worthington Industries, Inc.                         48,300
                                                          ----------
                                                           4,125,555
                                                          ----------
         Oil & Gas - 5.8%
   5,000 Amerada Hess Corp.                                  308,750
   7,000 Anadarko Petroleum Corp.                            345,188

                                                  Value
  Shares                                        (Note 2)
---------------------------------------------------------
         Oil & Gas (continued)
   6,200 Apache Corp.                          $  364,638
   3,800 Ashland, Inc.                            133,238
  11,582 Burlington Resources, Inc.               443,012
  35,300 Chevron Corp.                          2,993,881
  11,600 Coastal Corp.                            706,150
   4,400 Columbia Energy Group                    288,750
  33,600 Conoco, Inc., Class B                    825,300
   1,400 Eastern Enterprises                       88,200
  12,600 El Paso Energy Corp.                     641,813
  39,600 Enron Corp.                            2,554,200
 188,430 Exxon Mobil Corp.                     14,791,755
   5,181 Kerr-Mcgee Corp.                         305,355
   2,400 Nicor, Inc.                               78,300
   1,600 Oneok, Inc.                               41,500
   1,800 Peoples Energy Corp.                      58,275
  13,700 Phillips Petroleum Co.                   694,419
   5,100 Rowan Cos., Inc.*                        154,913
 116,000 Royal Dutch Petroleum Co.              7,141,250
  30,900 Schlumberger, Ltd.                     2,305,913
   4,800 Sunoco, Inc.                             141,300
  29,800 Texaco, Inc.                           1,586,850
   7,700 Tosco Corp.                              218,006
  11,427 Transocean Sedco Forex Inc.              610,630
  13,581 Union Pacific Resources Group, Inc.      298,782
  13,100 Unocal Corp.                             433,938
  16,800 USX-Marathon Group                       421,050
  23,800 Williams Cos., Inc.                      992,163
                                               ----------
                                               39,967,519
                                               ----------
         Pharmaceuticals - 10.0%
  83,800 Abbott Laboratories                    3,734,338
   5,500 ALZA Corp., Class A*                     325,188
  70,500 American Home Products Corp.           4,141,875
  55,500 AMGEN, Inc.*                           3,898,875
   8,000 Biogen, Inc.*                            516,000
 106,700 Bristol-Myers Squibb Co.               6,215,275
  15,000 Cardinal Health, Inc.                  1,110,000
  75,300 Johnson & Johnson                      7,671,188
  61,100 Lilly (Eli) & Co.                      6,102,363
  15,214 McKesson HBOC Corp.                      318,543
  11,400 Medimmune, Inc.*                         843,600
 124,400 Merck & Co., Inc.                      9,532,150
 340,550 Pfizer, Inc.                          16,346,400
  68,596 Pharmacia Corp.                        3,545,556
  79,300 Schering-Plough Corp.                  4,004,650
   4,500 Sigma Aldrich Corp.                      131,625
   5,300 Watson Pharmaceuticals, Inc.*            284,875
                                               ----------
                                               68,722,501
                                               ----------
         Restaurants - 0.4%
   6,500 Darden Restaurants, Inc.                 105,625
  72,300 McDonald's Corp.                       2,381,381
   7,810 Tricon Global Restaurants, Inc.*         220,633
   6,100 Wendy's International, Inc.              108,656
                                               ----------
                                                2,816,295
                                               ----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
         Retailers - 3.6%
   3,000 Alberto-Culver Co., Class B              $   91,688
   7,100 AutoZone, Inc.*                             156,200
   7,500 Bed Bath & Beyond Inc.*                     271,875
  11,000 Best Buy Co., Inc.*                         695,750
  11,000 Circuit City Stores-Circuit City Group      365,063
   5,900 Consolidated Stores Corp.*                   70,800
  24,112 Costco Wholesale Corp.*                     795,696
  21,100 CVS Corp.                                   844,000
   5,000 Dillards, Inc., Class A                      61,250
  17,687 Dollar General Corp.                        344,897
  11,600 Federated Department Stores, Inc.*          391,500
   3,800 Harcourt General, Inc.                      206,625
  14,100 J.C. Penney Co., Inc.                       259,969
  26,000 K Mart Corp.*                               177,125
   2,100 Longs Drug Stores Corp.                      45,675
  17,900 May Department Stores Co.                   429,600
  17,000 Office Depot, Inc.*                         106,250
  10,000 RadioShack Corp.                            473,750
  13,900 Rite Aid Corp.                               91,219
  19,100 Sears Roebuck & Co.                         623,138
   8,800 Sherwin Williams Co.                        186,450
  26,000 Staples, Inc.*                              399,750
  24,600 Target Corp.                              1,426,800
  16,100 TJX Cos., Inc.                              301,875
  11,500 Toys "R" Us, Inc.*                          167,469
  54,500 Walgreen Co.                              1,754,219
 241,100 Wal-Mart Stores, Inc.                    13,893,388
                                                  ----------
                                                  24,632,021
                                                  ----------
         Securities Broker - 1.3%
   5,952 Bear Stearns Cos., Inc.                     247,752
   6,500 Lehman Brothers Holdings, Inc.              614,656
  21,100 Merrill Lynch & Co., Inc.                 2,426,500
  61,334 Morgan Stanley Dean Witter & Co.          5,106,056
   7,800 Paine Webber Group, Inc.                    354,900
   6,600 T. Rowe Price Associates, Inc.              280,500
                                                  ----------
                                                   9,030,364
                                                  ----------
         Telephone Systems - 6.4%
  17,000 Alltel Corp.                              1,052,938
 202,940 AT&T Corp.                                6,417,978
  83,646 Bell Atlantic Corp.                       4,250,262
 101,700 BellSouth Corp.                           4,334,963
   7,500 CenturyTel, Inc.                            215,625
  47,635 Global Crossing Ltd.*                     1,253,396
  52,200 GTE Corp.                                 3,249,450
 183,998 SBC Communications, Inc.                  7,957,914
  47,400 Sprint Corp.                              2,417,400
  49,500 Sprint Corp. (PCS Group)*                 2,945,250
  27,504 U.S. West, Inc.                           2,358,468
 154,865 Worldcom, Inc.*                           7,104,432
                                                  ----------
                                                  43,558,076
                                                  ----------
         Textiles, Clothing & Fabrics - 0.1%
   2,900 Liz Claiborne, Inc.                         102,225
  14,700 Nike, Inc., Class B                         585,244

                                                          Value
    Shares                                              (Note 2)
------------------------------------------------------------------
            Textiles, Clothing & Fabrics (continued)
     3,000  Reebok International, Ltd.*                $    47,813
     1,600  Russell Corp.                                   32,000
       900  Springs Industries, Inc., Class A               28,969
     6,000  V.F. Corp.                                     142,875
                                                       -----------
                                                           939,126
                                                       -----------
            Transportation - 0.4%
     4,600  Brunswick Corp.                                 76,188
    23,152  Burlington Northern Santa Fe Corp.             531,049
    11,800  CSX Corp.                                      250,013
     6,000  Kansas City Southern Industries, Inc.          532,125
    20,700  Norfolk Southern Corp.                         307,913
     3,200  Ryder System, Inc.                              60,600
     6,908  Sabre Group Holdings, Inc.                     196,878
    13,400  Union Pacific Corp.                            498,313
                                                       -----------
                                                         2,453,079
                                                       -----------
            Total Common Stocks                        675,495,541
                                                       -----------
            (Cost $481,003,748)
 Par Value
 ---------
 U.S. GOVERNMENT OBLIGATIONS (a) - 0.2%
            U.S. Treasury Bills - 0.2%
 $ 235,000  5.33%, 12/07/00(b)                             229,467
   430,000  5.51%, 12/07/00(b)                             419,544
   535,000  5.56%, 12/07/00(b)                             521,874
   175,000  5.66%, 12/07/00(b)                             170,625
                                                       -----------
            Total U.S. Government Obligations            1,341,510
                                                       -----------
            (Cost $1,341,510)
 COMMERCIAL PAPER (a) - 0.7%
            Financial Services - 0.3%
 2,500,000  ASAP Funding, Ltd.
            7.20%, 07/05/00                              2,498,000
                                                       -----------
            Securities Broker - 0.4%
 2,500,000  Paine Webber Group, Inc.
            7.10%, 07/03/00                              2,499,014
                                                       -----------

            Total Commercial Paper                       4,997,014
                                                       -----------
            (Cost $4,997,014)

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                              Value
    Shares                                   (Note 2)
-------------------------------------------------------
 INVESTMENT COMPANY - 0.2%
 1,467,135  SSgA Prime Money Market Fund   $  1,467,135
                                           ------------

            Total Investment Company          1,467,135
                                           ------------
            (Cost $1,467,135)
 Total Investments - 99.7%                  683,301,200
                                           ------------
 (Cost $488,809,407)
 Net Other Assets and Liabilities - 0.3%      2,097,484
                                           ------------
 Total Net Assets - 100.0%                 $685,398,684
                                           ============

------------------
*   Non-income producing security.
(a)  Effective yield at time of purchase.
(b) Security has been deposited as initial margin on futures contracts. At June 30, 2000, the Portfolio's open futures contracts were as follows:

Number of
Contracts     Contract                              Aggregate        Market Value at
Purchased       Type         Expiration Date           Cost           June 30, 2000
---------     --------       ---------------        ---------        ---------------
   14         S&P 500        September - 2000       $5,173,825         $5,138,350
                                                    ==========       ===============


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $488,809,407. Net unrealized appreciation (depreciation) aggregated $194,491,793, of which $232,915,661 related to appreciated investment securi-ties and $(38,423,868) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $92,452,200 and $16,929,492 of non-governmental issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $45,999,415. The value of collateral amounted to $47,338,606 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Growth and Income Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                      Value
  Shares                                            (Note 2)
-------------------------------------------------------------
 COMMON STOCKS - 97.1%
         Advertising - 0.1%
  16,100 DoubleClick, Inc.*                        $  613,812
                                                   ----------
         Aerospace & Defense - 0.9%
  48,100 Boeing Co.                                 2,011,181
 159,500 Honeywell International, Inc.              5,373,156
  48,500 Lockheed Martin Corp.                      1,203,406
                                                   ----------
                                                    8,587,743
                                                   ----------
         Apparel Retailers - 0.7%
 148,900 Gap, Inc.                                  4,653,125
  64,000 Limited, Inc.                              1,384,000
  10,400 Nordstrom, Inc.                              250,900
                                                   ----------
                                                    6,288,025
                                                   ----------
         Automotive - 1.9%
  40,800 Dana Corp.                                   864,450
  74,500 Delphi Automotive Systems Corp.            1,084,906
 180,200 Ford Motor Co.                             7,748,600
  81,900 General Motors Corp.                       4,755,319
  21,700 Goodrich (B.F.) Co.                          739,156
  38,800 Goodyear Tire & Rubber Co.                   776,000
  17,000 ITT Industries, Inc.                         516,375
  15,600 Paccar, Inc.                                 619,125
  23,594 Visteon Corp.*                               286,079
                                                   ----------
                                                   17,390,010
                                                   ----------
         Banking - 4.9%
   6,500 Associated Banc Corp.                        141,781
  99,800 Associates First Capital Corp., Class A    2,226,787
   2,400 Banc One Corp.                                63,750
  14,400 Banknorth Group, Inc.                        220,500
  16,700 Capital One Financial Corp.                  745,237
  31,000 Charter One Financial, Inc.                  713,000
  52,650 Chase Manhattan Corp.                      2,425,191
  36,600 CIT Group, Inc., Class A                     594,750
 267,700 Citigroup, Inc.                           16,128,925
  20,400 Comerica, Inc.                               915,450
  28,900 Dime Bancorp, Inc.                           455,175
  17,600 First Tennessee National Corp.               291,500
 144,800 First Union Corp.                          3,592,850
   2,100 Firstar Corp.                                 44,231
  11,800 FirstMerit Corp.                             252,225
 111,800 Fleet Boston Financial Corp.               3,801,200
  16,500 Golden West Financial Corp.                  673,406
  17,600 Greenpoint Financial Corp.                   330,000
  22,000 Hibernia Corp., Class A                      239,250
  69,200 KeyCorp                                    1,219,650
  16,500 Marshall & Ilsley Corp.                      684,750
   9,300 Mercantile Bankshares Corp.                  277,256
  22,200 North Fork Bancorp., Inc.                    335,775
  46,700 PNC Bank Corp.                             2,189,062
  21,600 Regions Financial Corp.                      429,300
  24,900 Southtrust Corp.                             563,362
  15,300 Sovereign Bancorp, Inc.                      107,579

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
         Banking (continued)
  24,400 Summit Bancorp                           $  600,850
  11,000 TCF Financial Corp.                         282,562
 102,600 U.S. Bancorp                              1,975,050
  74,800 Washington Mutual, Inc.                   2,159,850
                                                  ----------
                                                  44,680,254
                                                  ----------
         Beverages, Food & Tobacco - 4.1%
  39,700 Best Foods                                2,749,225
  51,300 Coca-Cola Co.                             2,946,544
  58,200 H.J. Heinz Co.                            2,546,250
  52,900 Kellogg Co.                               1,573,775
  52,700 Nabisco Group Holdings Corp., Class A     2,766,750
 425,600 Philip Morris Cos., Inc.                 11,305,000
  23,900 Quaker Oats Co.                           1,795,487
  26,900 Ralston Purina Group                        536,319
  16,900 Safeway, Inc.*                              762,612
 126,400 Seagram Co., Ltd.                         7,331,200
  68,900 Unilever NV                               2,962,700
                                                  ----------
                                                  37,275,862
                                                  ----------
         Building Materials - 0.9%
 118,400 Home Depot, Inc.                          5,912,600
  50,000 Lowes Cos., Inc.                          2,053,125
   5,000 USG Corp.                                   151,875
                                                  ----------
                                                   8,117,600
                                                  ----------
         Chemicals - 0.7%
  73,000 Air Products & Chemicals, Inc.            2,249,312
  36,800 Dow Chemical Co.                          1,110,900
     300 IMC Global, Inc.                              3,900
  31,700 PPG Industries, Inc.                      1,404,706
  45,400 Praxair, Inc.                             1,699,662
                                                  ----------
                                                   6,468,480
                                                  ----------
         Commercial Services - 0.4%
   1,500 Automatic Data Processing, Inc.              80,344
 240,700 Cendant Corp.*                            3,369,800
     300 Equifax, Inc.                                 7,875
   2,600 Incyte Pharmaceuticals, Inc.*               213,687
                                                  ----------
                                                   3,671,706
                                                  ----------
         Communications - 3.7%
  80,800 Lucent Technologies, Inc.                 4,787,400
 347,300 Nortel Networks Corp.                    23,703,225
  17,600 Qualcomm, Inc.*                           1,056,000
  52,300 Tellabs, Inc.*                            3,579,281
                                                  ----------
                                                  33,125,906
                                                  ----------
         Computer Software & Processing - 10.4%
  16,100 Adobe Systems, Inc.                       2,093,000
 248,600 America Online, Inc.*                    13,113,650
   5,100 Autodesk, Inc.                              176,906
  33,500 BMC Software, Inc.*                       1,222,227
  26,600 Citrix Systems, Inc.*                       503,737

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
----------------------------------------------------------------
         Computer Software & Processing (continued)
  88,700 Computer Associates International, Inc.      $4,540,331
  17,200 Electronic Data Systems Corp.                   709,500
 500,000 Microsoft Corp.*                             40,000,000
  12,800 Networks Associates, Inc.*                      260,800
  84,500 Oracle Corp.*                                 7,103,281
 200,900 Sun Microsystems, Inc.*                      18,269,344
   7,800 Symantec Corp.*                                 420,712
   6,900 Tibco Software, Inc.*                           739,917
  21,500 VERITAS Software Corp.*                       2,429,835
  22,800 Yahoo!, Inc.*                                 2,824,350
                                                      ----------
                                                      94,407,590
                                                      ----------
         Computers & Information - 9.0%
  38,600 Apple Computer, Inc.*                         2,021,675
 628,900 Cisco Systems, Inc.*                         39,974,456
 116,500 Compaq Computer Corp.                         2,978,031
 261,100 Dell Computer Corp.*                         12,875,494
  50,200 EMC Corp.*                                    3,862,262
  58,400 Hewlett-Packard Co.                           7,292,700
  45,100 International Business Machines Corp.         4,941,269
  15,400 Lexmark International Group, Inc.*            1,035,650
  12,800 Quantum Corp.*                                  124,000
  55,200 Seagate Technology, Inc.*                     3,036,000
  18,400 Siebel Systems, Inc.*                         3,009,550
                                                      ----------
                                                      81,151,087
                                                      ----------
         Cosmetics & Personal Care - 2.0%
  38,500 Clorox Co.                                    1,725,281
  13,500 Estee Lauder Cos., Inc., Class A                667,406
 134,500 Gillette Co.                                  4,699,094
 186,900 Procter & Gamble Co.                         10,700,025
                                                      ----------
                                                      17,791,806
                                                      ----------
         Electric Utilities - 1.6%
  17,200 Allegheny Energy, Inc.                          470,850
  23,700 American Electric Power, Inc.                   702,112
  25,200 Cinergy Corp.                                   641,025
  21,900 CMS Energy Corp.                                484,537
  33,700 Consolidated Edison, Inc.                       998,362
  47,800 CP&L, Inc.                                    1,526,612
   9,200 Dominion Resources, Inc.                        394,450
  30,300 DTE Energy Co.                                  926,044
  52,700 Edison International                          1,080,350
  35,600 Entergy Corp.                                   967,875
  11,600 Florida Power & Light Group Capital, Inc.       574,200
  23,100 GPU, Inc.                                       625,144
  19,900 NiSource, Inc.                                  370,637
  61,100 PG&E Corp.                                    1,504,587
  17,000 Pinnacle West Capital Corp.                     575,875
  24,600 PPL Resources, Inc.                             539,662
  55,500 TXU Corp.                                     1,637,250
  21,200 Wisconsin Energy Corp.                          420,025
                                                      ----------
                                                      14,439,597
                                                      ----------

                                                  Value
  Shares                                        (Note 2)
---------------------------------------------------------
         Electrical Equipment - 0.5%
  63,400 Eastman Kodak Co.                     $3,772,300
  23,300 Rockwell International Corp.             733,950
   2,300 Xerox Corp.                               47,725
                                               ----------
                                                4,553,975
                                               ----------
         Electronics - 7.4%
  16,000 Advanced Micro Devices*                1,236,000
  10,000 Altera Corp.*                          1,019,375
 305,100 Intel Corp.                           40,788,056
   5,800 Lattice Semiconductor Corp.*             400,925
 252,000 Motorola, Inc.                         7,323,750
  20,600 National Semiconductor Corp.*          1,169,050
 214,800 Texas Instruments, Inc.               14,754,075
                                               ----------
                                               66,691,231
                                               ----------
         Entertainment & Leisure - 0.2%
  28,000 Hasbro, Inc.                             421,750
  90,800 Mattel, Inc.                           1,197,425
                                               ----------
                                                1,619,175
                                               ----------
         Financial Services - 2.7%
   6,400 A.G. Edwards, Inc.                       249,600
 218,103 Charles Schwab Corp.                   7,333,726
  15,500 Countrywide Credit Industries, Inc.      469,844
 139,200 Fannie Mae                             7,264,500
  36,700 Franklin Resources, Inc.               1,114,762
  95,100 Freddie Mac                            3,851,550
  64,600 Household International, Inc.          2,684,937
  16,500 Providian Financial Corp.              1,485,000
   3,400 Wilmington Trust Corp.                   145,350
                                               ----------
                                               24,599,269
                                               ----------
         Food Retailers - 0.3%
 141,300 Kroger Co.*                            3,117,431
                                               ----------
         Forest Products & Paper - 0.6%
  41,000 Fort James Corp.                         948,125
  27,500 Georgia-Pacific Corp.                    721,875
  71,900 International Paper Co.                2,143,519
  18,200 Kimberly-Clark Corp.                   1,044,225
  41,900 Smurfit-Stone Container Corp.*           539,463
  10,400 Temple Inland, Inc.                      436,800
                                               ----------
                                                5,834,007
                                               ----------
         Health Care Providers - 0.6%
  90,500 HCA - The Healthcare Corporation       2,748,938
  65,200 Tenet Healthcare Corp.                 1,760,400
  13,600 Wellpoint Health Networks, Inc.*         985,150
                                               ----------
                                                5,494,488
                                               ----------
         Heavy Machinery - 1.4%
  97,100 Applied Materials, Inc.*               8,799,688
  30,600 Baker Hughes, Inc.                       979,200
  51,900 Caterpillar, Inc.                      1,758,113
   4,400 Cooper Cameron Corp.*                    290,400

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Heavy Machinery (continued)
  25,300 Ingersoll-Rand Co.                                   $1,018,325
   1,900 W.W. Grainger, Inc.                                      58,544
                                                              ----------
                                                              12,904,270
                                                              ----------
         Home Construction, Furnishings & Appliances - 0.1%
  13,700 Johnson Controls, Inc.                                  702,981
                                                              ----------
         Household Products - 0.4%
   1,300 Corning, Inc.                                           350,838
  89,300 Rohm & Haas Co.                                       3,080,850
                                                              ----------
                                                               3,431,688
                                                              ----------
         Industrial - Diversified - 5.2%
 686,400 General Electric Co.                                 36,379,200
 227,300 Tyco International, Ltd.                             10,768,338
                                                              ----------
                                                              47,147,538
                                                              ----------
         Insurance - 3.4%
  32,700 Aetna, Inc.                                           2,098,931
 225,400 Allstate Corp.                                        5,015,150
  19,400 AMBAC Financial Group, Inc.                           1,063,363
  31,400 American International Group, Inc.                    3,689,500
  46,100 AON Corp.                                             1,431,981
  47,300 AXA Financial, Inc.                                   1,608,200
  29,100 CIGNA Corp.                                           2,720,850
  42,700 Hartford Financial Services Group, Inc.               2,388,531
  65,600 John Hancock Financial Services, Inc.*                1,553,900
  33,700 Lincoln National Corp.                                1,217,413
  27,800 MBIA, Inc.                                            1,339,613
 162,600 Metlife, Inc.*                                        3,424,763
  36,500 Torchmark Corp.                                         901,094
  21,500 Unitedhealth Group, Inc.                              1,843,625
                                                              ----------
                                                              30,296,914
                                                              ----------
         Lodging - 0.3%
  31,600 Marriott International, Inc., Class A                 1,139,575
  55,500 Starwood Hotels & Resorts Worldwide, Inc.             1,793,344
                                                              ----------
                                                               2,932,919
                                                              ----------
         Media - Broadcasting & Publishing - 2.2%
  10,900 Allegiance Telecom, Inc.*                               697,600
 100,200 Comcast Corp., Class A*                               4,058,100
  35,300 Fox Entertainment Group, Class A*                     1,072,238
  54,300 Gannett Co., Inc.                                     3,247,819
  12,400 Knight-Ridder, Inc.                                     659,525
  18,500 New York Times Co., Class A                             730,750
 122,000 Time Warner, Inc.                                     9,272,000
                                                              ----------
                                                              19,738,032
                                                              ----------
         Medical Supplies - 1.0%
  26,087 Agilent Technologies, Inc.*                           1,923,916
     600 Baxter International, Inc.                               42,188
  44,000 Becton, Dickinson & Co.                               1,262,250
   5,900 C.R. Bard, Inc.                                         283,938

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
         Medical Supplies (continued)
  15,000 Eaton Corp.                              $1,005,000
   3,200 Guidant Corp.*                              158,400
     900 JDS Uniphase Corp.*                         107,888
  60,100 Medtronic, Inc.                           2,993,731
   2,700 PE Corp. - PE Biosystems Group              177,863
  17,500 St. Jude Medical, Inc.*                     802,813
                                                  ----------
                                                   8,757,987
                                                  ----------
         Metals - 0.7%
   7,700 Alcan Aluminum, Ltd.                        238,700
 162,800 Alcoa, Inc.                               4,721,200
  21,400 Allegheny Technologies, Inc.                385,200
  21,100 Cooper Industries, Inc.                     687,069
  12,900 Phelps Dodge Corp.                          479,719
                                                  ----------
                                                   6,511,888
                                                  ----------
         Oil & Gas - 5.9%
   7,800 Apache Corp.                                458,738
  60,200 Chevron Corp.                             5,105,713
  13,100 Columbia Energy Group                       859,688
  16,300 Conoco, Inc., Class A                       358,600
  41,100 Conoco, Inc., Class B                     1,009,519
   7,800 Devon Energy Corp.                          438,263
  13,900 Dynegy, Inc.                                949,544
  20,800 El Paso Energy Corp.                      1,059,500
     500 Enron Corp.                                  32,250
 320,000 Exxon Mobil Corp.                        25,120,000
  20,400 Global Marine, Inc.*                        575,025
 196,600 Royal Dutch Petroleum Co.                12,103,188
  50,900 Texaco, Inc.                              2,710,425
  48,400 Union Pacific Resources Group, Inc.       1,064,800
  39,500 Williams Cos., Inc.                       1,646,656
                                                  ----------
                                                  53,491,909
                                                  ----------
         Pharmaceuticals - 9.7%
 136,000 Abbott Laboratories                       6,060,500
  17,500 ALZA Corp., Class A*                      1,034,688
 200,800 American Home Products Corp.             11,797,000
 248,600 Bristol-Myers Squibb Co.                 14,480,950
   6,800 Forest Laboratories, Inc.*                  686,800
   8,700 Genzyme Corp.*                              517,106
   5,300 Human Genome Sciences Inc.*                 706,888
 173,900 Lilly (Eli) & Co.                        17,368,263
  56,000 Merck & Co., Inc.                         4,291,000
 243,650 Pfizer, Inc.                             11,695,200
 215,100 Pharmacia Corp.                          11,117,981
 146,400 Schering-Plough Corp.                     7,393,200
   7,400 Watson Pharmaceuticals, Inc.*               397,750
                                                  ----------
                                                  87,547,326
                                                  ----------
         Restaurants - 0.2%
  53,900 McDonald's Corp.                          1,775,331
                                                  ----------
         Retailers - 3.4%
  29,600 Circuit City Stores-Circuit City Group      982,350
  37,400 Federated Department Stores, Inc.*        1,262,250

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
-----------------------------------------------------------------
         Retailers (continued)
  43,200 J.C. Penney Co., Inc.                        $   796,500
  57,300 May Department Stores Co.                      1,375,200
  42,700 Sears Roebuck & Co.                            1,393,088
  76,700 Target Corp.                                   4,448,600
  60,600 TJX Cos., Inc.                                 1,136,250
 340,400 Wal-Mart Stores, Inc.                         19,615,550
                                                      -----------
                                                       31,009,788
                                                      -----------
         Securities Broker - 2.6%
  18,200 Ameritrade Holding Corp.*                        211,575
  18,600 Bear Stearns Cos., Inc.                          774,225
  44,200 E*TRADE Group, Inc.*                             729,300
  66,500 Goldman Sachs and Co.                          6,309,188
  17,900 Lehman Brothers Holdings, Inc.                 1,692,669
  58,400 Merrill Lynch & Co., Inc.                      6,716,000
  62,300 Morgan Stanley Dean Witter & Co.               5,186,475
  14,500 Paine Webber Group, Inc.                         659,750
  51,800 TD Waterhouse Group, Inc.*                       896,788
                                                      -----------
                                                       23,175,970
                                                      -----------
         Telephone Systems - 6.4%
  30,100 Alltel Corp.                                   1,864,319
 267,335 AT&T Corp.                                     8,454,469
  40,200 AT&T Corp. - Liberty Media Group, Class A*       974,850
  72,600 Bell Atlantic Corp.                            3,688,988
 114,900 Global Crossing Ltd.*                          3,023,306
 132,600 GTE Corp.                                      8,254,350
 294,600 SBC Communications, Inc.                      12,741,450
  32,700 Sprint Corp. (PCS Group)*                      1,945,650
  30,600 U.S. West, Inc.                                2,623,950
 306,000 Worldcom, Inc.*                               14,037,750
                                                      -----------
                                                       57,609,082
                                                      -----------
         Textiles, Clothing & Fabrics - 0.1%
  32,000 Jones Apparel Group, Inc.*                       752,000
     600 Nike, Inc., Class B                               23,888
                                                      -----------
                                                          775,888
                                                      -----------
         Transportation - 0.5%
  62,700 Burlington Northern Santa Fe Corp.             1,438,181
   3,700 C.H. Robinson Worldwide, Inc.                    183,150
  22,300 CSX Corp.                                        472,481
  40,500 Norfolk Southern Corp.                           602,438
  46,100 Union Pacific Corp.                            1,714,344
                                                      -----------
                                                        4,410,594
                                                      -----------
         Total Common Stocks                          878,139,159
                                                      -----------
         (Cost $817,725,322)

                                                   Value
  Par Value                                       (Note 2)
------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION - 0.2%
             U.S. Treasury Note - 0.2%
  S1,805,000 5.63%, 02/28/01(a)                 $  1,795,412
                                                ------------
             Total U.S. Government Obligation      1,795,412
                                                ------------
             (Cost $1,794,068)
     Shares
     ------
 INVESTMENT COMPANY - 0.0%
     354,056 SSgA Prime Money Market Fund            354,056
                                                ------------

             Total Investment Company                354,056
                                                ------------
             (Cost $354,056)
 Total Investments - 97.3%                       880,288,627
                                                ------------
 (Cost $819,873,446)
 Net Other Assets and Liabilities - 2.7%          24,172,484
                                                ------------
 Total Net Assets - 100.0%                      $904,461,111
                                                ============

------------------
*   Non-income producing security.
(a) Security has been deposited as initial margin on futures contracts. At June 30, 2000, the Portfolio's open futures contracts were as follows:

Number of
Contracts     Contract          Expiration          Aggregate        Market Value at
Purchased       Type               Date               Cost            June 30, 2000
---------     --------          ----------          ---------        ---------------
   48         S & P 500       September-2000       $18,634,150         $18,351,250
                                                   ===========       ===============

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $819,873,446. Net unrealized appreciation (depreciation) aggregated $60,415,181, of which $149,089,678 related to appreciated investment securities and $(88,674,497) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $296,816,597 and $219,686,833 of non-governmental issuers, respectively, and $2,563,780 and $2,270,133 of U.S. Government and Agency issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $60,330,848. The value of collateral amounted to $62,261,667 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
  Par Value                                       Moody's Ratings  (Note 2)
----------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (f) -
  20.2%
             Fannie Mae - 15.0%
 $5,666,517  6.00%, 05/01/01 - 03/01/29                 Aaa       $5,201,128
  7,574,778  6.50%, 04/29/09 - 10/01/28                 Aaa        7,089,714
  5,691,305  6.50%, 05/01/08 - 06/01/29                 Aaa        5,398,718
  9,054,799  7.00%, 08/01/10 - 01/01/28                 Aaa        8,815,988
    235,078  7.39%, 08/17/03                            Aaa          234,912
  7,273,422  7.50%, 01/01/07 - 10/01/28                 Aaa        7,217,747
  1,742,193  8.00%, 04/01/09 - 04/01/23                 Aaa        1,758,289
    285,279  8.50%, 07/01/08                            Aaa          290,158
    244,665  9.00%, 02/01/10                            Aaa          252,139
    191,998  10.00%, 10/01/20 - 12/01/20                Aaa          204,586
                                                                  ----------
                                                                  36,463,379
                                                                  ----------
             Freddie Mac - 1.1%
     76,302  6.50%, 06/01/04 - 08/01/04                 Aaa           73,176
  1,215,308  7.90%, 07/01/16                            Aaa        1,230,262
    679,171  8.00%, 04/01/07 - 08/01/09                 Aaa          680,827
    234,156  8.75%, 05/01/17                            Aaa          243,237
    471,060  9.50%, 03/01/01 - 02/01/21                 Aaa          488,121
                                                                  ----------
                                                                   2,715,623
                                                                  ----------
             Ginnie Mae - 4.1%
  7,426,501  6.50%, 09/15/08 - 02/15/29                 Aaa        7,066,496
  1,310,441  7.00%, 05/15/23 - 06/15/23                 Aaa        1,279,426
    751,138  8.00%, 08/15/22 - 09/15/26                 Aaa          761,462
    129,275  9.00%, 08/15/16                            Aaa          134,308
    500,926  9.50%, 02/15/06                            Aaa          521,351
                                                                  ----------
                                                                   9,763,043
                                                                  ----------
             Total U.S. Government Agency Mortgage-Backed
             Obligations                                          48,942,045
                                                                  ----------
             (Cost $50,790,517)
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.1%
             Fannie Mae - 10.5%
  3,400,000  6.00%, 05/15/08                            Aaa        3,164,485
  4,175,000  6.50%, 07/19/14, TBA(a)                    Aaa        4,023,656
  1,142,652  6.50%, 09/01/10                            Aaa        1,108,936
 12,813,268  7.00%, 07/01/15 - 07/01/30, TBA(a)         Aaa       12,404,951
  2,500,000  7.50%, 07/01/30, TBA(a)                    Aaa        2,462,500
  2,240,000  8.00%, 07/01/30, TBA(a)                    Aaa        2,248,400
                                                                  ----------
                                                                  25,412,928
                                                                  ----------
             Federal Home Loan Bank - 0.6%
  1,725,000  6.50%, 11/18/13                            Aaa        1,565,438
                                                                  ----------
             Freddie Mac - 1.6%
  4,100,000  6.50%, 07/01/29, TBA(a)                    Aaa        3,866,813
                                                                  ----------
             Sallie Mae - 0.8%
  2,000,000  6.34%, 08/14/01(b)                         Aaa        2,000,000
                                                                  ----------

                                                                   Value
  Par Value                                     Moody's Ratings  (Note 2)
--------------------------------------------------------------------------
             U.S. Treasury Bond - 8.9%
 $4,835,000  5.50%, 08/15/28(c)                      Aaa        $4,434,604
  9,905,000  7.13%, 02/15/23(c)                      Aaa        10,988,359
  3,215,000  7.25%, 05/15/16(c)                      Aaa         3,537,506
  2,150,000  7.63%, 11/15/22(c)                      Aaa         2,510,798
                                                                ----------
                                                                21,471,267
                                                                ----------
             U.S. Treasury Note - 1.7%
    990,000  5.75%, 08/15/03(c)                      Aaa           972,985
  3,250,000  6.00%, 08/15/09(c)                      Aaa         3,223,594
                                                                ----------
                                                                 4,196,579
                                                                ----------
             Total U.S. Government and Agency
             Obligations                                        58,513,025
                                                                ----------
             (Cost $59,656,740)
 CORPORATE NOTES AND BONDS - 36.5%
             Airlines - 1.5%
  1,300,000  AMR Corp., Debenture
             9.50%, 05/15/01                         Baa2        1,309,840
  2,003,000  United Air Lines, Inc.
             9.00%, 12/15/03                         Baa3        1,979,258
    394,111  United Air Lines, Inc.
             9.30%, 03/22/08                         Baa1          408,240
                                                                ----------
                                                                 3,697,338
                                                                ----------
             Automotive - 0.8%
    725,000  Ford Motor Credit Co.
             5.80%, 01/12/09                         A2            630,699
  1,300,000  Ford Motor Credit Corp.
             6.25%, 12/08/05                         A2          1,224,531
                                                                ----------
                                                                 1,855,230
                                                                ----------
             Banking - 4.2%
  1,500,000  BCH Cayman Islands, Ltd., Yankee
             Subordinated Note, Guaranteed
             6.50%, 02/15/06                         A1          1,398,967
  1,000,000  Centura Banks, Inc.
             6.50%, 03/15/09                         Baa1          906,566
  2,000,000  Chase Manhattan Corp.
             6.38%, 02/15/08                         A1          1,831,464
  1,000,000  Compass Trust I, Series A
             8.23%, 01/15/27                         A3            820,920
  1,750,000  MBNA Corp., Senior Notes, MTN
             6.96%, 09/12/02                         Baa2        1,711,062
  1,775,000  Providian National Bank
             6.75%, 03/15/02                         Baa3        1,742,745
  1,850,000  Wells Fargo Bank NA
             7.55%, 06/21/10                         Aa2         1,825,210
                                                                ----------
                                                                10,236,934
                                                                ----------
             Beverages, Food & Tobacco - 0.7%
  1,700,000  J. Seagrahm & Sons, Inc.
             7.60%, 12/15/28                         Baa3        1,607,778
                                                                ----------

                       See Notes to Financial Statements.
--------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                         Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
             Chemicals - 0.5%
 $1,350,000  Georgia Gulf Corp.
             7.63%, 11/15/05                             Ba1        $1,292,659
                                                                    ----------
             Commercial Services - 0.8%
  2,000,000  Cox Communications, Inc.
             6.63%, 06/14/02(d)                          Baa1        1,962,276
                                                                    ----------
             Communications - 0.8%
  2,275,000  Lucent Technologies, Inc.
             6.45%, 03/15/29                             A2          2,009,300
                                                                    ----------
             Computer Software & Processing -
              0.8%
  1,850,000  Sun Microsystems
             7.35%, 08/15/04                             Baa1        1,845,915
                                                                    ----------
             Computers & Information - 1.4%
  1,750,000  Hewlett-Packard Co.
             7.15%, 06/15/05                             Aa2         1,756,373
  1,475,000  International Business Machines
             Corp.
             8.38%, 11/01/19                             A1          1,619,728
                                                                    ----------
                                                                     3,376,101
                                                                    ----------
             Electric Utilities - 1.8%
  2,195,000  Connecticut Light & Power Co., First
             Mortgage, Series D
             7.88%, 10/01/24                             Baa3        2,194,991
  1,000,000  Ohio Edison Co.
             7.38%, 09/15/02                             Baa2        1,000,247
    580,000  Texas Utilities Co.
             7.38%, 10/01/25                             A3            524,255
    800,000  Texas-New Mexico Power Co., Senior
             Note
             6.25%, 01/15/09                             Baa3          691,383
                                                                    ----------
                                                                     4,410,876
                                                                    ----------
             Electronics - 0.5%
  1,300,000  Raytheon Co.
             6.45%, 08/15/02                             Baa2        1,269,645
                                                                    ----------
             Entertainment & Leisure - 0.4%
  1,200,000  Royal Caribbean Cruises, Ltd.
             6.75%, 03/15/08                             Baa2        1,032,679
                                                                    ----------
             Financial Services - 2.3%
  1,500,000  Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                             Baa2        1,399,702
  1,750,000  Money Store, Inc., Senior Notes,
             Guaranteed
             8.05%, 04/15/02                             A1          1,764,849
  1,575,000  Newcourt Credit
             6.88%, 02/16/05                             A1          1,508,126

                                                                      Value
  Par Value                                        Moody's Ratings  (Note 2)
-----------------------------------------------------------------------------
             Financial Services - (continued)
 $1,035,000  Travelers Group, Inc.
             7.25%, 05/01/01                            Aa3        $1,034,422
                                                                   ----------
                                                                    5,707,099
                                                                   ----------
             Forest Products & Paper - 1.9%
  1,900,000  Abitibi-Consolidated,
             Yankee Debenture
             7.40%, 04/01/18                            Baa3        1,634,219
    900,000  Chesapeake Corp.
             7.20%, 03/15/05                            Ba2           838,610
    800,000  Georgia-Pacific Corp.
             9.95%, 06/15/02                            Baa2          830,850
  1,500,000  Tennessee Gas Pipeline Co.,
             Debenture
             7.50%, 04/01/17                            Baa1        1,424,376
                                                                   ----------
                                                                    4,728,055
                                                                   ----------
             Heavy Machinery - 0.6%
  1,550,000  Black & Decker Corp.
             6.63%, 11/15/00                            Baa2        1,547,320
                                                                   ----------
             Home Construction, Furnishings & Appliances - 0.3%
    850,000  Pulte Corp., Senior Note
             7.00%, 12/15/03                            Baa3          794,154
                                                                   ----------
             Industrial - Diversified - 1.2%
  1,500,000  General Electric Capital Corp.
             7.50%, 05/15/05                            Aaa         1,517,987
  1,500,000  Tyco International Group, S.A.,
             Yankee Subordinated Note
             6.25%, 06/15/03                            Baa1        1,427,793
                                                                   ----------
                                                                    2,945,780
                                                                   ----------
             Insurance - 0.4%
  1,000,000  AON Capital Trust, Series A
             8.21%, 01/01/27                            A3            915,932
                                                                   ----------
             Media - Broadcasting & Publishing -
              3.9%
  1,675,000  Lenfest Communications, Inc.
             8.38%, 11/01/05                            Baa2        1,710,247
  2,000,000  Liberty Media Group
             7.88%, 07/15/09                            Baa3        1,925,562
  2,275,000  News America Holdings, Inc.
             7.38%, 10/17/08                            Baa3        2,174,779
    675,000  Time Warner Entertainment Co., LP,
             Debenture
             8.38%, 03/15/23                            Baa2          689,610
  1,230,000  Time Warner, Inc., Debenture
             8.05%, 01/15/16                            Baa3        1,235,091
    750,000  Time Warner, Inc., Debenture
             9.15%, 02/01/23                            Baa3          822,320
  1,000,000  USA Networks, Inc.
             6.75%, 11/15/05                            Baa3          949,098
                                                                   ----------
                                                                    9,506,707
                                                                   ----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Par Value                                         Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
             Metals - 1.1%
 $2,500,000  USX Corp.
             9.80%, 07/01/01                             Baa1       $2,555,888
                                                                    ----------
             Oil & Gas - 1.7%
  1,700,000  Phillips Petroleum
             8.50%, 05/25/05                             Baa2        1,759,255
    800,000  Union Pacific Resources Group, Inc.
             6.50%, 05/15/05                             Baa3          762,835
  1,500,000  Valero Energy Corp., MTN
             7.50%, 05/31/01                             NR          1,492,911
                                                                    ----------
                                                                     4,015,001
                                                                    ----------
             Pharmaceuticals - 0.6%
  1,500,000  Watson Pharmaceuticals, Inc., Senior
             Note
             7.13%, 05/15/08                             Ba1         1,339,493
                                                                    ----------
             Retailers - 2.1%
  1,250,000  Federated Department Stores
             8.50%, 06/01/10                             Baa1        1,272,909
  2,000,000  Meyer (Fred), Inc.
             7.45%, 03/01/08                             Baa3        1,912,834
  2,000,000  Saks, Inc.
             7.00%, 07/15/04                             Baa3        1,795,254
                                                                    ----------
                                                                     4,980,997
                                                                    ----------
             Securities Broker - 2.5%
  2,500,000  Bear Stearns Cos., Inc., Senior Note
             6.15%, 03/02/04                             A2          2,368,958
  2,200,000  Morgan Stanley Dean Witter & Co.
             7.75%, 06/15/05                             Aa3         2,211,471
  1,700,000  Paine Webber Group, Inc., Senior
             Note
             6.55%, 04/15/08                             Baa1        1,515,606
                                                                    ----------
                                                                     6,096,035
                                                                    ----------
             Telephone Systems - 3.2%
  2,275,000  AT & T Corp.
             6.00%, 03/15/09                             A1          2,028,479
  1,300,000  AT & T Corp.
             7.65%, 09/15/06                             Baa3        1,287,277
  1,225,000  LCI International, Inc., Senior Note
             7.25%, 06/15/07                             Baa1        1,177,748
  1,800,000  Sprint Capital Corp.
             7.63%, 06/10/02                             Baa1        1,806,687
  1,575,000  US West Communications, Inc.
             6.38%, 10/15/02                             A2          1,536,534
                                                                    ----------
                                                                     7,836,725
                                                                    ----------

                                                                       Value
  Par Value                                         Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
             Transportation - 0.5%
 $1,250,000  CSX Corp.
             6.25%, 10/15/08                             Baa2       $1,104,699
                                                                    ----------
             Total Corporate Notes and Bonds                        88,670,616
                                                                    ----------
             (Cost $91,799,897)
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 12.8%
  2,350,000  BankBoston RV Asset Backed Trust,
             Series 1997-1, Class A8, CMO
             6.54%, 02/15/09                             Aaa         2,319,849
  2,100,000  Bear Stearns Mortgage Securities,
             Inc., CMO
             7.06%, 06/15/09                             Aaa         2,050,192
  1,053,158  Bear Stearns Mortgage Securities,
             Inc., Series 1995-1, Class 1A
             6.45%, 05/25/10                             Aaa         1,020,679
  1,250,000  Bear Stearns Mortgage Securities,
             Inc., Series 1996-3, Class A10
             7.75%, 06/25/27(e)                          AAA         1,238,087
    382,104  Carco Auto Loan Master Trust, Series
             1997-1, Class A, CMO
             6.69%, 08/15/04                             Aaa           380,683
  1,575,000  Chase Credit Card Master Trust,
             Series 1997-5, Class A, CMO
             6.19%, 08/15/05                             Aaa         1,543,547
  1,020,618  COMM, Series 1999-1, Class A1, CMO
             6.15%, 02/15/08                             Aaa           975,362
  1,000,000  Copelco Capital Funding Corp.,
             Series 1999-A, Class A4
             5.80%, 04/15/03                             Aaa           975,580
  2,200,000  Discover Card Master Trust I, Series
             1993-3, Class A, CMO
             6.20%, 05/16/06                             Aaa         2,128,720
  2,500,000  Diversified REIT Trust, Series 1999-
             1A, Class A2
             6.78%, 03/18/11(d)                          Aaa         2,337,109
  1,128,417  DLJ Commercial Mortgage Corp.,
             Series 1998-CF2, Class A1A
             5.88%, 11/12/31                             Aaa         1,063,579
  1,654,284  Financial Asset Securitization,
             Inc., Series 1999-1, Class A4, CMO
             7.75%, 05/25/27(e)                          AAA         1,636,335
  1,500,000  First Security Auto Owner Trust,
             Series 1999-1, Class A4,
             5.74%, 06/15/04                             Aaa         1,464,375
  1,047,051  GMAC Commercial Mortgage Securities,
             Inc., Series 1996-C1, Class A2A, CMO
             6.79%, 09/15/03                             Aaa         1,037,042

                       See Notes to Financial Statements.
--------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
 Par Value                                          Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - (continued)
 $ 117,946  Green Tree Recreation Equipment &
            Consumer Trust, Series 1996-A, Class
            A1, CMO
            5.55%, 02/15/18                              Aaa        $  114,163
   474,093  Green Tree Recreation Equipment &
            Consumer Trust,
            Series 1997-B, Class A1, CMO 6.55%,
            07/15/28(e)                                  AAA           467,024
 1,792,900  Morgan Stanley Dean Witter & Co.
            7.43%, 12/03/05(d)                           Aaa         1,792,340
 2,500,000  Residential Funding Mortgage
            Securities I, Series 1999-S7, Class
            A11, CMO
            6.50%, 03/25/29(e)                           AAA         2,379,275
 1,100,000  Sithe/Independence Funding Corp.,
            Series A
            9.00%, 12/30/13                              Baa3        1,136,366
   700,000  Southwest Gas Corp., Debenture,
            Series F
            9.75%, 06/15/02                              Baa2          723,022
 2,750,000  Toyota Auto Receivables Owner Trust,
            CMO
            6.15%, 08/16/04                              Aaa         2,715,158
 1,575,000  WFS Financial Owner Trust, Series
            1998-B, Class A4
            6.05%, 04/20/03                              Aaa         1,555,155
                                                                    ----------
            Total Asset-Backed and Mortgage-
            Backed Securities                                       31,053,642
                                                                    ----------
            (Cost $31,903,252)
 FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
 1,975,000  Province Of Ontario
            7.38%, 01/27/03                              Aa3         1,983,724
                                                                    ----------
            Total Foreign Government Obligations                     1,983,724
                                                                    ----------
            (Cost $1,978,061)
 COMMERCIAL PAPER (g) - 13.2%
            Automotive - 2.5%
 6,000,000  Harley Davidson Funding
            6.61%, 07/10/00                              NR          5,990,085
                                                                    ----------
            Commercial Services - 2.5%
 6,000,000  Block Financial Corp. 6.63%, 07/10/00        A3          5,990,055
                                                                    ----------
            Financial Services - 7.1%
 2,500,000  ASAP Funding, Ltd. 7.20%, 07/05/00           NR          2,498,000

                                                                    Value
   Par Value                                     Moody's Ratings   (Note 2)
------------------------------------------------------------------------------
               Financial Services - (continued)
 $10,000,000   Omnicom Finance, Inc. 6.73%,
               08/01/00(e)                            A          $  9,942,047
   5,000,000   Westways Funding IV
               6.67%, 09/07/00(e)                     AA            4,937,006
                                                                 ------------
                                                                   17,377,053
                                                                 ------------
               Securities Broker - 1.1%
   2,700,000   Paine Webber Group, Inc. 7.10%,
               07/03/00                               Baa1          2,698,935
                                                                 ------------
               Total Commercial Paper                              32,056,128
                                                                 ------------
               (Cost $32,056,128)
      Shares
      ------
 INVESTMENT COMPANY - 0.8%
   1,874,971   SSgA Prime Money Market Fund           NR            1,874,971
                                                                 ------------
               Total Investment Company                             1,874,971
                                                                 ------------
               (Cost $1,874,971)
 Total Investments - 108.4%                                       263,094,151
                                                                 ------------
 (Cost $270,059,566)
 Net Other Assets and Liabilities - (8.4)%                        (20,357,745)
                                                                 ------------
 Total Net Assets - 100.0%                                       $242,736,406
                                                                 ============

------------------
(a) Forward Commitment
(b) Variable rate security. The rate shown reflects rate in effect at June 30, 2000.
(c) Designated as Collateral on Forward Commitment
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 2000, these securities amounted to $6,091,725 or 2.5% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f) Pass Through Certificates.
(g) Effective yield at time of purchase.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note
REIT Real Estate Investment Trust

                       See Notes to Financial Statements.
                         ------------------------------------------------------

  Select Investment Grade Income Fund (Formerly Investment Grade Income Fund)

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $270,059,566. Net unrealized appreciation (depreciation) aggregated $(6,965,415), of which $796,238 related to appreciated investment securities and $(7,761,653) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $33,755,130 and $31,866,936 of non-governmental issuers, respectively, and $149,687,659 and $152,131,457 of U.S. Government and Agency issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $18,293,928. The value of collateral amounted to $18,520,813 which consisted of cash equiva-lents.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

  Moody's Ratings
Aaa             50.3%
Aa2              1.4
Aa3              2.0
A1               3.9
A2               2.9
A3               3.1
Baa1             7.2
Baa2             6.1
Baa3             9.4
Ba1              1.0
Ba2              0.3
NR (Not Rated)   4.5
                -----
                92.1%
                =====

    S&P Ratings
AAA              2.2%
AA               1.9
A                3.8
                 ----
                 7.9%
                 ====

                       See Notes to Financial Statements.
--------------------------------------------

                              Government Bond Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
  Par Value                                                  (Note 2)
----------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (a) -
  15.4%
             Fannie Mae - 8.6%
 $1,250,000  6.15%, 06/25/20                                $1,229,212
  3,252,266  6.50%, 05/01/08 - 09/01/14                      3,142,540
    311,907  7.00%, 01/01/10 - 05/01/17                        307,752
    141,613  7.39%, 08/17/03                                   141,513
    578,926  7.50%, 03/01/07                                   579,742
    373,612  8.00%, 04/01/09 - 09/01/21                        377,058
    815,705  8.40%, 02/25/09                                   825,591
                                                            ----------
                                                             6,603,408
                                                            ----------
             Freddie Mac - 4.3%
  1,500,000  5.75%, 06/15/01                                 1,484,124
    565,889  6.50%, 06/01/04 - 06/01/23                        543,466
    216,687  7.50%, 02/01/07                                   217,085
    319,808  7.90%, 07/01/16                                   323,743
    539,289  8.00%, 09/01/08 - 06/01/19                        541,233
     34,326  9.50%, 03/01/01                                    34,706
    116,064  10.00%, 03/01/21                                  123,558
                                                            ----------
                                                             3,267,915
                                                            ----------
             Ginnie Mae - 2.5%
     58,989  6.50%, 06/15/09                                    57,813
  1,697,516  7.00%, 06/15/09 - 06/15/12                      1,685,259
    149,257  9.50%, 02/15/06                                   155,343
                                                            ----------
                                                             1,898,415
                                                            ----------
             Total U.S. Government Agency Mortgage-Backed
             Obligations                                    11,769,738
                                                            ----------
             (Cost $12,017,044)
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 77.9%
             Fannie Mae - 16.2%
  4,078,000  5.13%, 02/13/04                                 3,831,273
    550,000  5.84%, 03/15/01                                   546,321
  1,425,000  6.18%, 03/15/01                                 1,418,692
  3,213,000  6.38%, 06/15/09                                 3,044,860
  3,500,000  6.63%, 01/15/02                                 3,484,950
                                                            ----------
                                                            12,326,096
                                                            ----------
             Federal Farm Credit Bank - 8.1%
  1,125,000  5.72%, 02/04/03                                 1,091,211
  1,600,000  5.75%, 02/20/03                                 1,552,054
  1,550,000  6.65%, 08/08/03                                 1,532,795
  2,000,000  6.71%, 04/25/01                                 1,998,008
                                                            ----------
                                                             6,174,068
                                                            ----------
             Federal Home Loan Bank - 13.4%
  1,500,000  5.25%, 04/25/02                                 1,459,491
  1,500,000  5.61%, 01/23/03                                 1,453,161
  1,500,000  5.95%, 01/19/06                                 1,425,427
  1,350,000  6.19%, 05/06/08                                 1,271,695
  1,629,284  6.28%, 06/15/09                                 1,558,100

                                                                   Value
 Par Value                                                       (Note 2)
--------------------------------------------------------------------------
            Federal Home Loan Bank - (continued)
 $ 550,000  6.55%, 03/07/05                                     $  539,515
 2,500,000  7.31%, 11/16/01                                      2,500,835
                                                                ----------
                                                                10,208,224
                                                                ----------
            Freddie Mac - 9.3%
 2,500,000  5.13%, 10/15/08                                      2,176,880
   700,000  5.75%, 07/15/03                                        676,173
 1,300,000  6.25%, 07/15/04                                      1,263,998
 1,000,000  6.87%, 03/03/03                                        997,229
 2,000,000  7.13%, 07/13/01                                      1,999,200
                                                                ----------
                                                                 7,113,480
                                                                ----------
            U.S. Treasury Note - 30.9%
   750,000  5.25%, 08/15/03                                        727,266
 5,750,000  5.75%, 11/30/02 - 08/15/03                           5,658,612
 3,250,000  6.00%, 07/31/02 - 08/15/09                           3,222,656
 1,250,000  6.25%, 02/28/02                                      1,245,312
 5,100,000  6.50%, 08/31/01 - 10/15/06                           5,132,625
 6,100,000  6.88%, 05/15/06                                      6,277,284
 1,100,000  10.75%, 08/15/05                                     1,311,063
                                                                ----------
                                                                23,574,818
                                                                ----------
            Total U.S. Government and
            Agency Obligations                                  59,396,686
                                                                ----------
            (Cost $61,397,064)
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (a) - 6.9%
 1,250,000  American Express Credit Account Master Trust,
            Series 1999-1, Class A
            5.60%, 11/15/06                                      1,184,888
 1,500,000  American Express Master Trust,
            Series 1998-1, Class A, CMO
            5.90%, 04/15/04                                      1,454,490
 1,500,000  Discover Card Master Trust I,
            Series 1998-2, Class A, CMO
            5.80%, 09/16/03                                      1,483,950
    18,871  Green Tree Recreation Equipment & Consumer Trust,
            Series 1996-A, Class A1, CMO 5.55%, 02/15/18            18,266
 1,000,000  NationsBank Corp., Series 1993-2, CMO
            6.00%, 12/15/05                                        965,520
   155,244  Premier Auto Trust, Series 1996-4, Class A4, CMO
            6.40%, 10/06/01                                        155,213
                                                                ----------
            Total Asset-Backed and Mortgage-Backed Securities    5,262,327
                                                                ----------
            (Cost $5,363,875)

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                              Government Bond Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                            Value
   Shares                                 (Note 2)
-----------------------------------------------------
 INVESTMENT COMPANY - 1.1%
  843,488 SSgA Prime Money Market Fund   $   843,488
                                         -----------

          Total Investment Company           843,488
                                         -----------
          (Cost $843,488)
 Total Investments - 101.3%               77,272,239
                                         -----------
 (Cost $79,621,471)
 Net Other Assets and Liabilities -
  (1.3)%                                  (1,003,509)
                                         -----------
 Total Net Assets - 100.0%               $76,268,730
                                         ===========

------------------
(a) Pass Through Certificates.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $79,621,471. Net unrealized appreciation (depreciation) aggregated $(2,349,232), of which $38,706 related to appreciated investment securities and $(2,387,938) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2000, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $955,664 and $2,297,215 of non-governmental issuers, respectively, and $14,927,849 and $26,918,268 of U.S. Government and Agency issuers, respectively.

At June 30, 2000, the value of the securities loaned amounted to $13,313,990. The value of collateral amounted to $13,577,687 which consisted of cash equiva-lents.

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
  Par Value                                          (Note 2)
--------------------------------------------------------------

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (c) -
  7.1%
             Fannie Mae - 4.6%
 $5,000,000  5.62%, 09/01/00                        $4,951,607
 10,000,000  6.53%, 09/01/00                         9,887,539
  5,000,000  6.57%, 09/01/00                         4,943,425
                                                    ----------
                                                    19,782,571
                                                    ----------
             Federal Farm Credit Bank - 0.2%
  1,000,000  6.34%, 05/07/01(a)                      1,000,000
                                                    ----------
             Sallie Mae - 2.3%
 10,000,000  6.28%, 03/09/01(a)                     10,002,563
                                                    ----------
             Total U.S. Government and
             Agency Obligations                     30,785,134
                                                    ----------
 CORPORATE NOTES - 46.8%
             Automotive - 3.2%
  6,000,000  American Honda Finance Corp.
             6.78%, 08/02/00(b)                      5,999,899
  5,000,000  General Motors Acceptance Corp., MTN
             6.80%, 04/17/01                         4,981,271
  3,000,000  Paccar Financial Corp., MTN
             6.08%, 05/15/01                         2,967,816
                                                    ----------
                                                    13,948,986
                                                    ----------
             Banking - 6.8%
  2,500,000  African Development Bank
             8.73%, 05/01/01                         2,536,157
 10,000,000  Asset Backed Capital Financial
             6.44%, 03/15/01(a)                     10,000,000
  9,000,000  First Union National Bank
             6.86%, 09/27/00(a)                      8,998,367
  2,750,000  FleetBoston Financial Corp., MTN
             6.38%, 08/11/00                         2,750,270
  5,000,000  PNC Funding Corp.
             9.88%, 03/01/01                         5,092,735
                                                    ----------
                                                    29,377,529
                                                    ----------
             Electric Utilities - 0.2%
  1,000,000  National Rural Utilities, MTN
             5.88%, 07/28/00                           999,655
                                                    ----------
             Financial Services - 19.2%
  1,000,000  Countrywide Funding Corp.
             7.31%, 08/28/00                         1,001,628
  5,000,000  Countrywide Home Loans
             5.62%, 10/16/00                         4,984,954
 10,000,000  Countrywide Home Loans, MTN
             6.77%, 05/22/01(a)                      9,997,832
  7,000,000  Heller Financial, Inc.
             6.49%, 09/18/00                         6,998,527
 10,000,000  Heller Financial, Inc.
             6.90%, 08/07/00(a)                      9,999,466

                                                           Value
  Par Value                                              (Note 2)
-------------------------------------------------------------------

             Financial Services - (continued)
 $2,500,000  Heller Financial, Inc.
             7.10%, 09/25/00(a)                         $ 2,501,802
 12,000,000  Household Finance Corp., MTN
             6.37%, 03/30/01(a)                          12,000,000
  1,000,000  Household Finance Corp., MTN
             6.89%, 06/21/01(a)                           1,000,690
 10,000,000  Links Finance LLC
             6.66%, 03/30/01(a)                           9,997,759
 10,000,000  Links Finance LLC, MTN
             7.00%, 06/04/01(b)                          10,000,000
 10,000,000  Sigma Finance, Inc.
             6.39%, 03/30/01(a)                          10,000,000
  5,000,000  Syndicated Loan Fund Trust
             6.53%, 03/30/01(a)                           5,000,000
                                                        -----------
                                                         83,482,658
                                                        -----------
             Real Estate - 5.3%
 23,000,000  Homeside Lending, Inc., MTN
             6.93%, 08/16/00(a)                          23,000,578
                                                        -----------
             Securities Broker - 11.5%
  5,000,000  Bear Stearns Cos., Inc., MTN
             6.39%, 02/02/01(a)                           5,000,000
  1,300,000  Goldman Sachs and Co.
             5.56%, 01/11/01(b)                           1,294,926
 10,000,000  Goldman Sachs Group, Inc.
             6.82%, 08/16/00                             10,000,000
  7,000,000  Lehman Brothers Holdings, Inc.
             7.29%, 09/25/00                              7,012,175
    675,000  Merrill Lynch & Co., Inc.
             6.70%, 08/01/00                                675,372
  5,000,000  Merrill Lynch & Co., Inc., MTN
             7.32%, 11/20/00(a)                           5,009,866
 10,000,000  Morgan Stanley Dean Witter & Co., MTN
             6.88%, 08/09/00(a)                          10,004,076
 10,000,000  Paine Webber Group, Inc.
             6.82%, 12/12/00(a)                          10,000,000
  1,000,000  Salomon Smith Barney Holdings, Inc., MTN
             6.63%, 11/30/00                              1,001,262
                                                        -----------
                                                         49,997,677
                                                        -----------
             Telephone Systems - 0.6%
  2,356,000  GTE Corp.
             9.38%, 12/01/00                              2,381,616
                                                        -----------
             Total Corporate Notes                      203,188,699
                                                        -----------
 COMMERCIAL PAPER (c) - 29.5%
             Banking - 4.5%
 10,000,000  Bank of America Corp.
             6.65%, 08/23/00                              9,902,097
 10,000,000  Christiania Capital Corp.
             6.66%, 09/12/00                              9,865,051
                                                        -----------
                                                         19,767,148
                                                        -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
   Par Value                                          (Note 2)
----------------------------------------------------------------

               Electric Utilities - 6.6%
 $10,000,000   Carolina Power & Light Co.
               6.70%, 08/14/00                      $  9,918,111
   8,899,000   Oglethorpe Power Corp.
               6.61%, 07/06/00                         8,890,830
  10,000,000   Oglethorpe Power Corp.
               6.75%, 08/01/00                         9,941,875
                                                    ------------
                                                      28,750,816
                                                    ------------
               Electrical Equipment - 3.9%
  17,000,000   Xerox Corp.
               7.25%, 07/05/00                        16,986,306
                                                    ------------
               Financial Services - 3.2%
   5,000,000   Govco, Inc.
               6.70%, 08/11/00                         4,961,847
   9,000,000   Westways Funding IV
               6.67%, 09/07/00                         8,886,610
                                                    ------------
                                                      13,848,457
                                                    ------------
               Insurance - 3.4%
  15,000,000   Aetna Services, Inc.
               6.80%, 08/21/00                        14,855,500
                                                    ------------
               Real Estate - 3.4%
  15,000,000   Weyerhaeuser Real Estate
               7.22%, 07/05/00(b)                     14,987,967
                                                    ------------
               Securities Broker - 3.3%
   6,000,000   Bear Stearns Cos., Inc.
               6.89%, 02/12/01                         5,740,477
   7,000,000   Donaldson, Lufkin & Jenrette, Inc.
               6.77%, 08/14/00                         6,942,079
   1,500,000   Paine Webber Group, Inc.
               7.10%, 07/03/00                         1,499,408
                                                    ------------
                                                      14,181,964
                                                    ------------
               Telephone Systems - 1.2%
   5,000,000   AT & T Corp.
               7.27%, 06/14/01                         5,000,000
                                                    ------------
               Total Commercial Paper                128,378,158
                                                    ------------
 CERTIFICATES OF DEPOSIT - 3.9%
  10,000,000   CIC Floating Rate CD
               6.82%, 08/02/00(a)                      9,999,829
   7,000,000   Wilmington Trust Corp.
               6.02%, 10/02/00                         6,998,987
                                                    ------------
               Total Certificates of Deposit          16,998,816
                                                    ------------

                                                                  Value
   Par Value                                                     (Note 2)
---------------------------------------------------------------------------

 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 1.3%
 $   676,417   Fidelity Equipment Lease Trust,
               Series 1999-2, Class A-1, CMO
               6.13%, 12/15/00                                 $    676,417
   1,941,812   Household Automotive Trust IV,
               Series 2000-1, Class A1, CMO
               6.09%, 03/19/01                                    1,941,812
   3,012,052   Huntington Auto Trust,
               Series 2000-A, Class A1, CMO
               6.32%, 04/15/01                                    3,012,052
                                                               ------------
               Total Asset-Backed and
               Mortgage-Backed Securities                         5,630,281
                                                               ------------
 MUNICIPAL OBLIGATIONS - 4.8%
  20,000,000   California Housing Finance Agency,
               Revenue Bond
               6.68%, 08/01/31(a)                                20,000,000
   1,000,000   New Jersey State Municipal
               6.38%, 08/01/00                                    1,000,585
                                                               ------------
               Total Municipal Obligations                       21,000,585
                                                               ------------
      Shares
      ------
 INVESTMENT COMPANIES - 1.3%
   5,479,035   Scudder Institutional Money Market Fund            5,479,035
      10,990   SSgA Prime Money Market Fund                          10,990
                                                               ------------
               Total Investment Companies                         5,490,025
                                                               ------------
    Maturity
      Amount
    --------
 REPURCHASE AGREEMENTS - 4.6%
 $20,011,917   First Union Securities, Inc. Repurchase
               Agreement, dated 06/30/00, due 07/03/00, at
               7.15%, collateralized by First Union National
               Bank, 7.70%, 02/15/05 with a market value of
               $20,000,000.                                      20,000,000
                                                               ------------
 Total Investments - 99.3%                                      431,471,698
                                                               ------------
 Net Other Assets and Liabilities - 0.7%                          3,024,880
                                                               ------------
 Total Net Assets - 100.0%                                     $434,496,578
                                                               ============

------------------
(a) Variable rate security. The rate shown reflects rate in effect at June 30, 2000.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2000, these securities amounted to $32,282,792 or 7.4% of net assets.
(c) Effective yield at time of purchase.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $431,471,698.

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

  STATEMENTS OF ASSETS AND LIABILITIES (in 000's) . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                 Select      Select
                                Emerging   Aggressive       Select            Select          Select
                                 Markets     Growth         Capital      Value Opportunity International
                                  Fund        Fund     Appreciation Fund       Fund         Equity Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 Investments at cost..........  $  55,238  $  912,558     $  387,987        $  292,393      $  557,867
 Net unrealized appreciation
  (depreciation)..............      3,109     215,050         98,760            39,341         135,801
                                ---------  ----------     ---------         ---------       ---------
 Total investments at value...     58,347   1,127,608        486,747           331,734         693,668
Cash and foreign currency*....      2,036       1,273              1             7,511          32,973
Short-term investments held as
 collateral for securities
 loaned.......................         --     157,169         63,174            21,265          78,039
Receivable for investments
 sold.........................        841      12,801          2,099             2,313           1,847
Receivable for shares sold....         25       7,766            156               105          10,296
Receivable for variation
 margin.......................         --          --             --                --              --
Interest and dividend
 receivables..................        108         361             39               423             978
Dividend tax reclaim
 receivables..................          1          --             10                --             570
Net unrealized appreciation on
 forward currency contracts...         --          --             --                --              57
                                ---------  ----------     ---------         ---------       ---------
 Total Assets.................     61,358   1,306,978        552,226           363,351         818,428
                                ---------  ----------     ---------         ---------       ---------
LIABILITIES:
Payable for investments
 purchased....................        719       1,044          6,820               146           6,579
Payable for shares
 repurchased..................         --          --             33                --              --
Collateral for securities
 loaned.......................         --     157,169         63,174            21,265          78,039
Advisory fee payable..........         67         709            350               250             528
Dividends payable.............         --          --             --                --              --
Accrued expenses and other
 payables.....................         45         170             66                81             169
                                ---------  ----------     ---------         ---------       ---------
 Total Liabilities............        831     159,092         70,443            21,742          85,315
                                ---------  ----------     ---------         ---------       ---------
NET ASSETS....................  $  60,527  $1,147,886     $  481,783        $  341,609      $  733,113
                                =========  ==========     =========         =========       =========
NET ASSETS consist of
Paid-in capital...............  $  55,113  $  850,892     $  360,248        $  308,221      $  508,576
Undistributed (distribution in
 excess of)
 net investment income (loss)..      (162)     (2,011)          (893)            1,347           3,970
Accumulated (distribution in
 excess of) net realized gain
 (loss) on investments sold,
 foreign currency transactions
 and futures contracts........      2,467      83,955         23,668            (7,300)         85,102
Net unrealized appreciation
 (depreciation) of
 investments, assets and
 liabilities in foreign
 currency and futures
 contracts....................      3,109     215,050         98,760            39,341         135,465
                                ---------  ----------     ---------         ---------       ---------
TOTAL NET ASSETS..............  $  60,527  $1,147,886     $  481,783        $  341,609      $  733,113
                                =========  ==========     =========         =========       =========
Shares of beneficial interest
 outstanding (unlimited
 authorization, no par value)
 (in 000's)...................     52,563     402,524        229,189           206,896         379,520
NET ASSET VALUE,
Offering and redemption price
 per share
(Net Assets/Shares
 Outstanding).................  $   1.152  $    2.852     $    2.102        $    1.651      $    1.932
                                =========  ==========     =========         =========       =========

------------------------------------
* Cost $18 and $1,471 for Select Emerging Markets Fund and Select Interna-tional Equity Fund, respectively.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                                                                      Select
       Select       Select       Core      Equity  Select Growth Investment Grade Government  Money
       Growth      Strategic    Equity     Index    and Income        Income         Bond     Market
        Fund      Growth Fund    Fund       Fund       Fund            Fund          Fund      Fund
------------------------------------------------------------------------------------------------------
      $951,964     $ 39,627    $  923,838 $488,809   $819,873        $270,059      $79,621   $431,472
      309,612           314       149,105  194,492     60,415          (6,965)      (2,349)        --
      ----------   -------     ---------- --------   --------        --------      -------   --------
    1,261,576        39,941     1,072,943  683,301    880,288         263,094       77,272    431,472
           25         1,838        18,201       63     17,862              90            2          5
      139,416            --        50,994   47,339     62,262          18,521       13,578         --
        4,555           407        17,523    1,610      8,718           1,791           18         --
          344            52           138      434      1,321           1,727           --         --
           --            --            --       35        126              --           --         --
          597             8           823      546      1,039           2,933        1,108      3,237
            1            --            15        8         13              --           --         --
           --            --            --       --         --              --           --         --
      ----------   -------     ---------- --------   --------        --------      -------   --------
    1,406,514        42,246     1,160,637  733,336    971,629         288,156       91,978    434,714
      ----------   -------     ---------- --------   --------        --------      -------   --------
       11,715           243        25,302      321      4,294          26,749        1,999         --
           14            26            24       --         --              --           65         --
      139,416            --        50,994   47,339     62,262          18,521       13,578         --
          776            27           371      152        493              85           31         82
           --            --            --       --         --              --           --         78
          175            19           174      125        119              65           36         58
      ----------   -------     ---------- --------   --------        --------      -------   --------
      152,096           315        76,865   47,937     67,168          45,420       15,709        218
      ----------   -------     ---------- --------   --------        --------      -------   --------
      $1,254,418   $ 41,931    $1,083,772 $685,399   $904,461        $242,736      $76,269   $434,496
      ==========   =======     ========== ========   ========        ========      =======   ========

      $904,351     $ 38,645    $  774,203 $487,256   $853,540        $253,764      $82,274   $434,684
         (199)            9           279      188        (65)             11           11         --
       40,654         2,963       160,185    3,499     (9,146)         (4,074)      (3,667)      (188)
      309,612           314       149,105  194,456     60,132          (6,965)      (2,349)        --
      ----------   -------     ---------- --------   --------        --------      -------   --------
      $1,254,418   $ 41,931    $1,083,772 $685,399   $904,461        $242,736      $76,269   $434,496
     ==========    =======    ==========  ========   ========        ========      =======   ========
      477,607        38,214       361,490  188,952    571,790         231,558       75,439    434,686

      $ 2.626      $  1.097    $    2.998 $  3.627   $  1.582        $  1.048      $ 1.011   $  1.000
     ==========    =======    ==========  ========   ========        ========      =======   ========

--------------------------------------------

                           Allmerica Investment Trust

  STATEMENTS OF OPERATIONS (in 000's) . For the Six Months Ended June 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

                               Select      Select
                              Emerging   Aggressive       Select            Select          Select
                               Markets     Growth         Capital      Value Opportunity International
                                Fund        Fund     Appreciation Fund       Fund         Equity Fund
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest..................   $      95  $   1,061      $      478        $      226      $      873
 Dividends.................         552      1,131             693             2,436           6,868
 Securities lending
  income...................          --        188              39                10              94
 Less net foreign taxes
  withheld.................        (187)        --              (5)               --            (892)
                              ---------  ---------      ---------         ---------       ---------
 Total investment income...         460      2,380           1,205             2,672           6,943
                              ---------  ---------      ---------         ---------       ---------
EXPENSES
 Investment advisory fees..         391      4,223           1,981             1,414           3,056
 Custodian and Fund
  accounting fees..........         102        122              67                40             254
 Legal fees................           1         10               4                 3               6
 Audit fees................           1         25              10                 7              16
 Trustees' fees and
  expenses.................           1         13               5                 4               8
 Reports to shareholders...           3         75              36                35              57
 Miscellaneous.............           3          6               1                 2               6
                              ---------  ---------      ---------         ---------       ---------
 Total expenses before
  reductions...............         502      4,474           2,104             1,505           3,403
 Less reductions...........          (7)       (83)             (6)             (180)            (45)
                              ---------  ---------      ---------         ---------       ---------
 Total expenses net of
  reductions...............         495      4,391           2,098             1,325           3,358
                              ---------  ---------      ---------         ---------       ---------
NET INVESTMENT INCOME
 (LOSS)....................         (35)    (2,011)           (893)            1,347           3,585
                              ---------  ---------      ---------         ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss)
  on investments sold......       3,230     80,243          26,337            (6,041)         84,029
 Net realized loss on
  futures contracts........          --         --              --                --              --
 Net realized gain (loss)
  on foreign currency
  transactions.............         (60)        --              --                --           1,073
 Net change in unrealized
  appreciation of assets
  and liabilities in
  foreign currency.........           7         --              --                --             631
 Net change in unrealized
  appreciation
  (depreciation) of
  investments and futures
  contracts................      (9,911)   (60,564)            357            36,561         (94,697)
                              ---------  ---------      ---------         ---------       ---------
NET GAIN (LOSS) ON
 INVESTMENTS...............      (6,734)    19,679          26,694            30,520          (8,964)
                              ---------  ---------      ---------         ---------       ---------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS...........   $  (6,769) $  17,668      $   25,801        $   31,867      $   (5,379)
                              =========  =========      =========         =========       =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                                                                  Select
      Select      Select      Core    Equity   Select Growth Investment Grade Government  Money
      Growth     Strategic   Equity    Index    and Income        Income         Bond    Market
       Fund     Growth Fund   Fund     Fund        Fund            Fund          Fund     Fund
-------------------------------------------------------------------------------------------------

     $ 1,444     $     93   $    680  $   223    $    659        $ 8,289       $ 2,518   $13,324
       3,011           90      3,817    3,695       5,637             --            --        --
          93           --        203       21          59             17            27        --
         (17)          (2)        (5)     (10)        (32)            --            --        --
     --------    -------    --------  -------    --------        -------       -------   -------
       4,531          181      4,695    3,929       6,323          8,306         2,545    13,324
     --------    -------    --------  -------    --------        -------       -------   -------

       4,607          143      2,237      889       2,876            509           196       513
         158           29        148      114         133             39            31        59
          11           --         10        6           8              2             1         5
          27            1         24       15          19              5             2        11
          13           --         12        8          10              3             1         6
          63            3         67       44          46             28             9        25
          10            1          8        4           4              2             1         4
     --------    -------    --------  -------    --------        -------       -------   -------
       4,889          177      2,506    1,080       3,096            588           241       623
        (159)          (5)      (292)     (47)         --             --            --        --
     --------    -------    --------  -------    --------        -------       -------   -------
       4,730          172      2,214    1,033       3,096            588           241       623
     --------    -------    --------  -------    --------        -------       -------   -------
        (199)           9      2,481    2,896       3,227          7,718         2,304    12,701
     --------    -------    --------  -------    --------        -------       -------   -------
      40,873        2,963    163,214    6,736      (6,470)        (3,442)         (927)      (91)
          --           --         --     (243)       (724)            --            --        --
          --           --         --        1          --             --            --        --
          --           --         --       --          --             --            --        --
     (70,109)      (2,834)  (158,641) (10,926)     (7,200)         2,878           916        --
     --------    -------    --------  -------    --------        -------       -------   -------
     (29,236)         129      4,573   (4,432)    (14,394)          (564)          (11)      (91)
     --------    -------    --------  -------    --------        -------       -------   -------
     $(29,435)   $    138   $  7,054  $(1,536)   $(11,167)       $ 7,154       $ 2,293   $12,610
     ========    =======    ========  =======    ========        =======       =======   =======

--------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                 Select Emerging           Select Aggressive           Select Capital
                                  Markets Fund                Growth Fund             Appreciation Fund
-----------------------------------------------------------------------------------------------------------
                              Six Months                 Six Months                 Six Months
                            Ended June 30, Year Ended  Ended June 30, Year Ended  Ended June 30, Year Ended
                                 2000       December        2000       December        2000       December
                             (Unaudited)    31, 1999    (Unaudited)    31, 1999    (Unaudited)    31, 1999
-----------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of
 period...................    $  50,452    $  20,873     $1,015,699   $  752,741    $ 417,087    $ 310,582
                              ---------    ---------     ----------   ----------    ---------    ---------
Increase (decrease) in net
assets
resulting from operations:
 Net investment income
  (loss)..................          (35)          81         (2,011)      (3,712)        (893)      (1,409)
 Net realized gain (loss)
  on investments sold and
  foreign currency
  transactions............        3,170        2,001         80,243      208,801       26,337       15,287
 Net change in unrealized
  appreciation
  (depreciation)
  of investments and
  assets and liabilities
  in foreign currency.....       (9,904)      15,113        (60,564)      76,344          357       68,546
                              ---------    ---------     ----------   ----------    ---------    ---------
 Net increase (decrease)
  in net assets resulting
  from operations.........       (6,769)      17,195         17,668      281,433       25,801       82,424
                              ---------    ---------     ----------   ----------    ---------    ---------
Distributions to
 shareholders from:
 Net investment income....          (82)        (208)            --           --           --           --
 Net realized gain on
  investments.............           --           --       (202,798)          --      (15,535)        (511)
                              ---------    ---------     ----------   ----------    ---------    ---------
  Total distributions.....          (82)        (208)      (202,798)          --      (15,535)        (511)
                              ---------    ---------     ----------   ----------    ---------    ---------
Capital share
 transactions:
 Net proceeds from sales
  of shares...............       37,558       13,372        312,380      182,716       73,412       74,290
 Issued to shareholders
  in reinvestment of
  distributions...........           82          208        202,798           --       15,535          511
 Cost of shares
  repurchased.............      (20,714)        (988)      (197,861)    (201,191)     (34,517)     (50,209)
                              ---------    ---------     ----------   ----------    ---------    ---------
  Net increase (decrease)
   from capital share
   transactions...........       16,926       12,592        317,317      (18,475)      54,430       24,592
                              ---------    ---------     ----------   ----------    ---------    ---------
  Total increase in net
   assets.................       10,075       29,579        132,187      262,958       64,696      106,505
                              ---------    ---------     ----------   ----------    ---------    ---------
NET ASSETS at end of
 period...................    $  60,527    $  50,452     $1,147,886   $1,015,699    $ 481,783    $ 417,087
                              =========    =========     ==========   ==========    =========    =========
Undistributed
 (distribution in excess
 of) net investment income
 (loss)...................    $    (162)   $     (45)    $   (2,011)  $       --    $    (893)   $      --
                              =========    =========     ==========   ==========    =========    =========
OTHER INFORMATION:
Share transactions:
 Sold.....................       31,335       13,235         90,882       65,884       34,973       41,852
 Issued to shareholders
  in reinvestment of
  distributions...........           71          189         70,983           --        7,401          278
 Repurchased..............      (17,903)        (984)       (57,115)     (74,092)     (16,380)     (28,289)
                              ---------    ---------     ----------   ----------    ---------    ---------
  Net increase (decrease)
   in shares
   outstanding............       13,503       12,440        104,750       (8,208)      25,994       13,841
                              =========    =========     ==========   ==========    =========    =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

      Select Value            Select International           Select Growth            Select Strategic
    Opportunity Fund               Equity Fund                   Fund                    Growth Fund
----------------------------------------------------------------------------------------------------------------
  Six Months                  Six Months                 Six Months                 Six Months
Ended June 30,  Year Ended  Ended June 30, Year Ended  Ended June 30, Year Ended  Ended June 30, Year Ended
     2000        December        2000       December        2000       December        2000       December
 (Unaudited)     31, 1999    (Unaudited)    31, 1999    (Unaudited)    31, 1999    (Unaudited)    31, 1999
----------------------------------------------------------------------------------------------------------------
  $ 308,331     $ 268,405     $ 679,341    $ 505,553     $1,216,365   $  815,390    $  31,254    $  14,839
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------

      1,347         1,208         3,585        3,842           (199)        (776)           9           89
     (6,041)        1,971        85,102       33,685         40,873      146,732        2,963          804
     36,561       (16,101)     (94,066)      127,019        (70,109)     127,039       (2,834)       2,723
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
     31,867       (12,922)       (5,379)     164,546        (29,435)     272,995          138        3,616
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
     (1,208)           (2)       (3,337)          --             --         (504)          (2)         (87)
     (3,157)      (16,638)      (22,791)          --       (145,767)     (32,039)        (348)          --
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
     (4,365)      (16,640)      (26,128)          --       (145,767)     (32,543)        (350)         (87)
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
     25,631        82,103       373,949      402,948         88,933      175,324       14,722       14,491
      4,365        16,639        26,128           --        145,767       32,543          350           87
    (24,220)      (29,254)     (314,798)    (393,706)       (21,445)     (47,344)      (4,183)      (1,692)
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
      5,776        69,488        85,279        9,242        213,255      160,523       10,889       12,886
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
     33,278        39,926        53,772      173,788         38,053      400,975       10,677       16,415
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
  $ 341,609     $ 308,331     $ 733,113    $ 679,341     $1,254,418   $1,216,365    $  41,931    $  31,254
  =========     =========     =========    =========     ==========   ==========    =========    =========
  $   1,347     $   1,208     $   3,970    $   3,722     $     (199)  $       --    $       9    $       2
  =========     =========     =========    =========     ==========   ==========    =========    =========
     16,476        52,425       190,386      241,959         30,278       68,437       14,240       14,098
      2,638         9,881        13,504           --         55,743       12,663          326           80
    (14,974)      (18,777)     (158,775)    (235,513)        (7,382)     (17,926)      (4,119)      (1,659)
  ---------     ---------     ---------    ---------     ----------   ----------    ---------    ---------
      4,140        43,529        45,115        6,446         78,639       63,174       10,447       12,519
  =========     =========     =========    =========     ==========   ==========    =========    =========

--------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------


                                  Core Equity                  Equity Index              Select Growth and
                                     Fund                          Fund                     Income Fund
-------------------------------------------------------------------------------------------------------------
                            Six Months                  Six Months                  Six Months
                          Ended June 30,  Year Ended  Ended June 30,  Year Ended  Ended June 30,  Year Ended
                               2000       December 31      2000      December 31,      2000      December 31,
                           (Unaudited)       1999      (Unaudited)       1999      (Unaudited)       1999
-------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning
 of period..............    $1,076,297    $  860,333    $ 638,230     $ 481,877     $ 844,538     $ 646,086
                            ----------    ----------    ---------     ---------     ---------     ---------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income..         2,481         6,081        2,896         5,413         3,227         8,534
 Net realized gain
  (loss) on investments
  sold and foreign
  currency
  transactions..........       163,214       104,952        6,494        65,106        (7,194)      147,522
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and assets
  and liabilities in
  foreign currency......      (158,641)      135,166      (10,926)       35,155        (7,200)      (32,024)
                            ----------    ----------    ---------     ---------     ---------     ---------
 Net increase (decrease)
  in net assets
  resulting from
  operations............         7,054       246,199       (1,536)      105,674       (11,167)      124,032
                            ----------    ----------    ---------     ---------     ---------     ---------
Distributions to
 shareholders from:
 Net investment income..        (2,408)       (6,015)      (2,955)       (5,166)       (3,712)       (8,173)
 Net realized gain on
  investments...........      (106,111)      (86,927)     (67,546)         (811)     (149,381)      (54,380)
                            ----------    ----------    ---------     ---------     ---------     ---------
  Total distributions...      (108,519)      (92,942)     (70,501)       (5,977)     (153,093)      (62,553)
                            ----------    ----------    ---------     ---------     ---------     ---------
Capital share
 transactions:
 Net proceeds from sales
  of shares.............        20,067        32,074       58,105       119,018        76,246        93,057
 Issued to shareholders
  in reinvestment of
  distributions.........       108,519        92,942       70,501         5,977       153,093        62,553
 Cost of shares
  repurchased...........       (19,646)      (62,309)      (9,400)      (68,339)       (5,156)      (18,637)
                            ----------    ----------    ---------     ---------     ---------     ---------
  Net increase
   (decrease) from
   capital share
   transactions.........       108,940        62,707      119,206        56,656       224,183       136,973
                            ----------    ----------    ---------     ---------     ---------     ---------
  Total increase
   (decrease) in net
   assets...............         7,475       215,964       47,169       156,353        59,923       198,452
                            ----------    ----------    ---------     ---------     ---------     ---------
NET ASSETS at end of
 period.................    $1,083,772    $1,076,297    $ 685,399     $ 638,230     $ 904,461     $ 844,538
                            ==========    ==========    =========     =========     =========     =========
 Undistributed
  (distribution in
  excess of) net
  investment income
  (loss)................    $      279    $      206    $     188     $     247     $     (65)    $     420
                            ==========    ==========    =========     =========     =========     =========
OTHER INFORMATION:
Share transactions:
 Sold...................         6,190        10,842       14,748        32,647        41,091        50,308
 Issued to shareholders
  in reinvestment of
  distributions.........        36,127        30,570       19,342         1,592        96,469        33,680
 Repurchased............        (5,944)      (20,806)      (2,352)      (18,416)       (2,719)      (10,177)
                            ----------    ----------    ---------     ---------     ---------     ---------
  Net increase
   (decrease) in shares
   outstanding..........        36,373        20,606       31,738        15,823       134,841        73,811
                            ==========    ==========    =========     =========     =========     =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

         Select
    Investment Grade               Government                Money Market
       Income Fund                  Bond Fund                    Fund
--------------------------------------------------------------------------------
  Six Months                  Six Months                 Six Months
Ended June 30,  Year Ended  Ended June 30, Year Ended  Ended June 30, Year Ended
     2000        December        2000       December        2000       December
 (Unaudited)     31, 1999    (Unaudited)    31, 1999    (Unaudited)    31, 1999
--------------------------------------------------------------------------------
  $ 240,541     $ 230,623     $  87,247    $  81,018     $  513,606   $ 336,253
  ---------     ---------     ---------    ---------     ----------   ---------
      7,718        15,319         2,304        5,357         12,701      21,479
     (3,442)         (638)         (927)        (500)           (91)         --
      2,878       (16,613)          916       (4,565)            --          --
  ---------     ---------     ---------    ---------     ----------   ---------
      7,154        (1,932)        2,293          292         12,610      21,479
  ---------     ---------     ---------    ---------     ----------   ---------
     (7,707)      (15,569)       (2,293)      (5,445)       (12,701)    (21,479)
         --          (202)           --           --             --          --
  ---------     ---------     ---------    ---------     ----------   ---------
     (7,707)      (15,771)       (2,293)      (5,445)       (12,701)    (21,479)
  ---------     ---------     ---------    ---------     ----------   ---------
     15,662        33,939         3,746       29,433      1,104,672   1,057,803
      7,707        15,771         2,293        5,445         12,701      21,479
    (20,621)      (22,089)      (17,017)     (23,496)    (1,196,392)   (901,929)
  ---------     ---------     ---------    ---------     ----------   ---------
      2,748        27,621       (10,978)      11,382        (79,019)    177,353
  ---------     ---------     ---------    ---------     ----------   ---------
      2,195         9,918       (10,978)       6,229        (79,110)    177,353
  ---------     ---------     ---------    ---------     ----------   ---------
  $ 242,736     $ 240,541     $  76,269    $  87,247     $  434,496   $ 513,606
  =========     =========     =========    =========     ==========   =========
  $      11     $      --     $      11    $      --     $       --   $      --
  =========     =========     =========    =========     ==========   =========
     14,889        30,980         3,697       27,893      1,104,672   1,057,803
      7,349        14,656         2,273        5,286         12,701      21,479
    (19,597)      (20,503)      (16,821)     (22,773)    (1,196,392)   (901,929)
  ---------     ---------     ---------    ---------     ----------   ---------
      2,641        25,133       (10,851)      10,406        (79,019)    177,353
  =========     =========     =========    =========     ==========   =========

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                         Income from Investment Operations                             Less Distributions
                   --------------------------------------------- -----------------------------------------------------------------
                                         Net Realized
                      Net                    and                            Distributions
                     Asset       Net      Unrealized             Dividends    from Net
                     Value   Investment  Gain (Loss)  Total from  from Net    Realized    Distributions
    Year Ended     Beginning   Income         on      Investment Investment    Capital         in          Return of     Total
   December 31,    of Period (Loss)(/2/) Investments  Operations   Income       Gains        Excess         Capital  Distributions
   ------------    --------- ----------- ------------ ---------- ---------- ------------- -------------    --------- -------------
 Select Emerging
     Markets
    Fund(/1/)
       2000(d)      $1.292     $   --      $(0.138)    $(0.138)   $(0.002)     $   --        $    --         $  --      $(0.002)
       1999          0.784      0.001        0.513       0.514     (0.006)         --             --            --       (0.006)
       1998(e)       1.000      0.006       (0.221)     (0.215)    (0.001)         --             --            --       (0.001)
      Select
    Aggressive
   Growth Fund
       2000(d)       3.411     (0.005)       0.062       0.057         --      (0.616)            --            --       (0.616)
       1999          2.460     (0.012)       0.963       0.951         --          --             --            --           --
       1998          2.225     (0.008)       0.243       0.235         --          --             --            --           --
       1997          2.037     (0.009)       0.387       0.378         --      (0.182)        (0.008)(/3/)      --       (0.190)
       1996          1.848     (0.009)       0.351       0.342         --      (0.153)            --            --       (0.153)
       1995          1.397     (0.001)       0.452       0.451         --          --             --            --           --
  Select Capital
   Appreciation
    Fund(/1/)
       2000(d)       2.053     (0.004)       0.123       0.119         --      (0.070)            --            --       (0.070)
       1999          1.640     (0.007)       0.423       0.416         --      (0.003)            --            --       (0.003)
       1998          1.698     (0.006)       0.241       0.235         --      (0.293)            --            --       (0.293)
       1997          1.485     (0.005)       0.218       0.213         --          --             --            --           --
       1996          1.369     (0.003)       0.124       0.121         --      (0.005)            --            --       (0.005)
       1995(f)       1.000     (0.001)       0.397       0.396         --      (0.027)            --            --       (0.027)
   Select Value
   Opportunity
    Fund(/1/)
       2000(d)       1.521      0.007        0.144       0.151     (0.006)     (0.015)            --            --       (0.021)
       1999          1.686      0.006       (0.077)     (0.071)        --      (0.094)            --            --       (0.094)
       1998          1.626      0.014        0.066       0.080     (0.014)     (0.006)            --            --       (0.020)
       1997          1.511      0.010        0.364       0.374     (0.010)     (0.249)            --            --       (0.259)
       1996          1.238      0.011        0.342       0.353     (0.011)     (0.069)            --            --       (0.080)
       1995          1.089      0.009        0.183       0.192     (0.009)     (0.033)        (0.001)(/3/)      --       (0.043)
      Select
  International
   Equity Fund
       2000(d)       2.031      0.008       (0.035)     (0.027)    (0.009)     (0.063)            --            --       (0.072)
       1999          1.542      0.012        0.477       0.489         --          --             --            --           --
       1998          1.341      0.014        0.207       0.221     (0.020)         --             --            --       (0.020)
       1997          1.356      0.015        0.049       0.064     (0.019)     (0.046)        (0.014)(/4/)      --       (0.079)
       1996          1.136      0.011        0.238       0.249     (0.012)     (0.003)        (0.014)(/4/)      --       (0.029)
       1995          0.963      0.013        0.176       0.189     (0.011)     (0.005)            --            --       (0.016)
                      Net
                    Increase
                   (Decrease)
                       in
    Year Ended     Net Asset
   December 31,      Value
   ------------    ----------
 Select Emerging
     Markets
    Fund(/1/)
       2000(d)      $(0.140)
       1999           0.508
       1998(e)       (0.216)
      Select
    Aggressive
   Growth Fund
       2000(d)       (0.559)
       1999           0.951
       1998           0.235
       1997           0.188
       1996           0.189
       1995           0.451
  Select Capital
   Appreciation
    Fund(/1/)
       2000(d)        0.049
       1999           0.413
       1998          (0.058)
       1997           0.213
       1996           0.116
       1995(f)        0.369
   Select Value
   Opportunity
    Fund(/1/)
       2000(d)        0.130
       1999          (0.165)
       1998           0.060
       1997           0.115
       1996           0.273
       1995           0.149
      Select
  International
   Equity Fund
       2000(d)       (0.099)
       1999           0.489
       1998           0.201
       1997          (0.015)
       1996           0.220
       1995           0.173

------------------
*   Annualized
**  Not Annualized
(a) Including reimbursements, waivers, and reductions.
(b) Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(c) Excluding reimbursements and reductions.
(d) For the six months ended June 30, 2000 (Unaudited).
(e) For the period ended December 31, 1998.
(f) For the period ended December 31, 1995.
(1) The Select Emerging Markets Fund commenced operations on February 20, 1998. The Select Capital Appreciation Fund commenced operations on April 28, 1995 and changed sub-advisers on April 1, 1998. The Select Value Opportunity Fund changed sub-advisers on January 1, 1997.
(2) Net investment income (loss) per share before reimbursements of fees by the investment adviser or reductions were $(0.000) for the six months ended June 30, 2000, $0.000 in 1999 and $0.004 in 1998 for Select Emerging Mar-kets Fund; $(0.005) for the six months ended June 30, 2000, $(0.013) in 1999, $(0.009) in 1998 and $(0.010) in 1997 for Select Aggressive Growth Fund; $(0.006) in 1998 and $(0.001) in 1995 for Select Capital Appreciation Fund; $0.006 for the six months ended June 30, 2000, $0.005 in 1999, $0.013 in 1998, $0.009 in 1997 and $0.010 in 1996 for Select Value Opportunity Fund; and $0.008 for the six months ended June 30, 2000, $0.011 in 1999, $0.014 in 1998, $0.015 in 1997 and $0.011 in 1996 for Select International Equity Fund.
(3) Distributions in excess of net realized capital gains.
(4) Distributions in excess of net investment income.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                            Ratios/Supplemental Data
        -----------------------------------------------------
                            Ratios To Average Net Assets
                        -------------------------------------

Net Asset             Net Assets
  Value                 End of        Net                                                      Portfolio
 End of    Total        Period    Investment    Operating Expenses        Management Fee       Turnover
 Period    Return      (000's)   Income (Loss)  (a)      (b)      (c)      Gross      Net        Rate
---------  ------     ---------- ------------- ------   ------   ------   --------   -------   ---------
 $1.152    (10.71)%** $  60,527      (0.12)%*    1.71%*   1.74%*   1.74%*    1.35%*     1.35%*     52%**
  1.292     65.72%       50,452       0.25%      1.88%    1.92%    1.92%     1.35%      1.35%      60%
  0.784    (21.46)%**    20,873       0.96%*     2.19%*   2.19%*   2.54%*    1.35%*     1.00%*     62%**
  2.852      1.65%**  1,147,886      (0.37)%*    0.80%*   0.82%*   0.82%*    0.77%*     0.77%*     49%**
  3.411     38.66%    1,015,699      (0.46)%     0.88%    0.91%    0.91%     0.85%      0.85%     101%
  2.460     10.56%      752,741      (0.36)%     0.92%    0.95%    0.95%     0.88%      0.88%      99%
  2.225     18.71%      604,123      (0.45)%     0.99%    1.04%    1.04%     0.95%      0.95%      95%
  2.037     18.55%      407,442      (0.53)%     1.08%    1.08%    1.08%     1.00%      1.00%     113%
  1.848     32.28%      254,872      (0.07)%     1.09%      --     1.09%     1.00%      1.00%     104%
  2.102      5.80%**    481,783      (0.40)%*    0.93%*   0.93%*   0.93%*    0.88%*     0.88%*     28%**
  2.053     25.36%      417,087      (0.42)%     0.98%    0.98%    0.98%     0.91%      0.91%      61%
  1.640     13.88%      310,582      (0.47)%     1.02%    1.04%    1.04%     0.94%      0.94%     141%
  1.698     14.28%      240,526      (0.38)%     1.13%    1.13%    1.13%     0.98%      0.98%     133%
  1.485      8.80%      142,680      (0.32)%     1.13%    1.13%    1.13%     1.00%      1.00%      98%
  1.369     39.56%**     41,376      (0.25)%*    1.35%*     --     1.42%*    1.00%*     0.93%*     95%**
  1.651      9.95%**    341,609       0.84%*     0.83%*   0.94%*   0.94%*    0.89%*     0.89%*     71%**
  1.521     (4.70)%     308,331       0.43%      0.88%    0.97%    0.97%     0.90%      0.90%      98%
  1.686      4.87%      268,405       0.95%      0.94%    0.98%    0.99%     0.91%      0.90%      73%
  1.626     24.85%      202,139       0.73%      0.98%    1.04%    1.06%     0.92%      0.90%     110%
  1.511     28.53%      113,969       0.91%      0.95%    0.97%    0.97%     0.85%      0.85%      20%
  1.238     17.60%       64,575       0.86%      1.01%      --     1.01%     0.85%      0.85%      17%
  1.932     (1.31)%**   733,113       1.04%*     0.97%*   0.98%*   0.98%*    0.88%*     0.88%*     15%**
  2.031     31.71%      679,341       0.69%      1.01%    1.02%    1.02%     0.89%      0.89%      18%
  1.542     16.48%      505,553       0.99%      1.01%    1.02%    1.02%     0.90%      0.90%      27%
  1.341      4.65%      397,915       1.17%      1.15%    1.17%    1.17%     0.97%      0.97%      20%
  1.356     21.94%      246,877       1.22%      1.20%    1.23%    1.23%     1.00%      1.00%      18%
  1.136     19.63%      104,312       1.68%      1.24%      --     1.24%     1.00%      1.00%      24%

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                         -------------------------------------------------
                                               Net Realized
                            Net                    and
                           Asset       Net      Unrealized
                           Value   Investment  Gain (Loss)      Total from
                         Beginning   Income         on          Investment
Year Ended December 31,  of Period (Loss)(/2/) Investments      Operations
-----------------------  --------- ----------- ------------     ----------
Select Growth Fund(/1/)
         2000(d)          $3.049     $   --      $(0.078)        $(0.078)
         1999              2.428     (0.002)       0.709           0.707
         1998              1.811      0.002        0.638           0.640
         1997              1.430      0.006        0.480           0.486
         1996              1.369      0.005        0.297           0.302
         1995              1.099         --        0.270           0.270
   Select Strategic
   Growth Fund(/1/)
         2000(d)           1.126         --       (0.020)(/5/)    (0.020)
         1999              0.973      0.003        0.153           0.156
         1998(e)           1.000      0.002       (0.027)         (0.025)
   Core Equity Fund
         2000(d)           3.310      0.007        0.013           0.020
         1999              2.825      0.020        0.779           0.799
         1998              2.416      0.028        0.436           0.464
         1997              2.333      0.039        0.540           0.579
         1996              2.176      0.047        0.386           0.433
         1995              1.814      0.049        0.539           0.588
   Equity Index Fund
         2000(d)           4.060      0.017       (0.035)         (0.018)
         1999              3.408      0.036        0.656           0.692
         1998              2.753      0.035        0.741           0.776
         1997              2.165      0.034        0.664           0.698
         1996              1.827      0.035        0.370           0.405
         1995              1.468      0.035        0.474           0.509
   Select Growth and
   Income Fund(/1/)
         2000(d)           1.933      0.007       (0.036)         (0.029)
         1999              1.779      0.022        0.298           0.320
         1998              1.552      0.020        0.233           0.253
         1997              1.405      0.020        0.293           0.313
         1996              1.268      0.020        0.246           0.266
         1995              1.027      0.019        0.290           0.309
                                              Less Distributions
                         -------------------------------------------------------------------
                                                                                                Net
                                                                                              Increase
                         Dividends     Distributions                                         (Decrease)
                          from Net       from Net    Distributions    Return                     in
                         Investment      Realized         in            of         Total     Net Asset
Year Ended December 31,    Income      Capital Gains    Excess        Capital  Distributions   Value
------------------------ ------------- ------------- ---------------- -------- ------------- ----------
Select Growth Fund(/1/)
         2000(d)           $   --         $(0.345)      $    --       $    --     $(0.345)    $(0.423)
         1999              (0.001)         (0.085)           --            --      (0.086)      0.621
         1998                  --(/3/)     (0.023)           --            --      (0.023)      0.617
         1997              (0.006)         (0.099)           --            --      (0.105)      0.381
         1996              (0.005)         (0.236)           --            --      (0.241)      0.061
         1995                  --              --            --            --          --       0.270
   Select Strategic
   Growth Fund(/1/)
         2000(d)               --(/3/)     (0.009)           --            --      (0.009)     (0.029)
         1999              (0.003)             --            --            --      (0.003)      0.153
         1998(e)           (0.002)             --            --            --      (0.002)     (0.027)
   Core Equity Fund
         2000(d)           (0.007)         (0.325)           --            --      (0.332)     (0.312)
         1999              (0.020)         (0.294)           --            --      (0.314)      0.485
         1998              (0.028)         (0.027)           --            --      (0.055)      0.409
         1997              (0.038)         (0.458)           --            --      (0.496)      0.083
         1996              (0.048)         (0.228)           --            --      (0.276)      0.157
         1995              (0.049)         (0.177)           --            --      (0.226)      0.362
   Equity Index Fund
         2000(d)           (0.018)         (0.397)           --            --      (0.415)     (0.433)
         1999              (0.035)         (0.005)           --            --      (0.040)      0.652
         1998              (0.034)         (0.087)           --            --      (0.121)      0.655
         1997              (0.033)         (0.077)           --            --      (0.110)      0.588
         1996              (0.035)         (0.032)           --            --      (0.067)      0.338
         1995              (0.035)         (0.047)       (0.002)(/4/)  (0.066)     (0.150)      0.359
   Select Growth and
   Income Fund(/1/)
         2000(d)           (0.008)         (0.314)           --            --      (0.322)     (0.351)
         1999              (0.021)         (0.145)           --            --      (0.166)      0.154
         1998              (0.020)         (0.006)           --            --      (0.026)      0.227
         1997              (0.020)         (0.146)           --            --      (0.166)      0.147
         1996              (0.020)         (0.109)           --            --      (0.129)      0.137
         1995              (0.019)         (0.049)           --            --      (0.068)      0.241

------------------------------------
*   Annualized
**  Not Annualized
(a)  Including reimbursements and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(c) Excluding reimbursements and reductions.
(d) For the six months ended June 30, 2000 (Unaudited).
(e) For the period ended December 31, 1998.
(1) The Select Growth Fund changed sub-advisers on July 1, 1996. The Select Strategic Growth Fund commenced operations on February 20, 1998 and changed sub-advisers on April 1, 2000. The Select Growth and Income Fund changed sub-advisers on April 1, 1999.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $(0.001) for the six months ended June 30, 2000, $(0.003) in 1999, $0.001 in 1998, $0.006 in 1997 and $0.005
    in 1996 for Select Growth Fund; $0.000 for the six months ended June 30, 2000, $0.003 in 1999 and $(0.001) in 1998 for Select Strategic Growth Fund; $0.006 for the six months ended June 30, 2000, $0.019 in 1999, $0.027 in
    1998, $0.038 in 1997 and $0.046 in 1996 for Core Equity Fund; $0.017 for
    the six months ended June 30, 2000 for Equity Index Fund; $0.022 in 1999, $0.019 in 1998, $0.019 in 1997 and $0.019 in 1996 for Select Growth and
    Income Fund.
(3) Dividends from net investment income are less than $0.0005.
(4) Distributions in excess of net realized capital gains.
(5) Amount shown does not correspond with the net realized and unrealized gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the fund's invest-ments.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust


                           Ratios/Supplemental Data
           ---------------------------------------------------------------------
                                      Ratios To Average Net Assets
                                 -----------------------------------------------
                      Net Assets
Net Asset               End of        Net        Operating          Management     Portfolio
Value End  Total        Period    Investment      Expenses             Fee         Turnover
of Period  Return      (000's)   Income (Loss) (a)    (b)    (c)    Gross   Net      Rate
---------  ------     ---------- ------------- ----   ----   ----   -----   ----   ---------
 $2.626    (2.50)%**  $1,254,418     (0.03)%*  0.78%* 0.81%* 0.81%* 0.76%*  0.76%*     33%**
  3.049    29.80%      1,216,365     (0.08)%   0.81%  0.83%  0.83%  0.78%   0.78%      84%
  2.428    35.44%        815,390      0.08%    0.85%  0.87%  0.87%  0.82%   0.82%      86%
  1.811    34.06%        470,356      0.42%    0.91%  0.93%  0.93%  0.85%   0.85%      75%
  1.430    22.02%        228,551      0.38%    0.92%  0.93%  0.93%  0.85%   0.85%     159%
  1.369    24.59%        143,125      0.02%    0.97%    --   0.97%  0.85%   0.85%      51%
  1.097    (1.73)%**      41,931      0.05%*   1.02%* 1.05%* 1.05%* 0.85%*  0.85%*    129%**
  1.126    16.06%         31,254      0.41%    1.17%  1.20%  1.20%  0.85%   0.85%      58%
  0.973    (2.47)%**      14,839      0.41%*   1.14%* 1.20%* 1.66%* 0.85%*  0.39%*     24%**
  2.998     0.60%**    1,083,772      0.47%*   0.42%* 0.47%* 0.47%* 0.42%*  0.42%*    115%**
  3.310    29.33%      1,076,297      0.65%    0.45%  0.48%  0.48%  0.43%   0.43%     116%
  2.825    19.32%        860,333      1.08%    0.46%  0.49%  0.49%  0.44%   0.44%     100%
  2.416    25.14%        728,679      1.48%    0.47%  0.49%  0.49%  0.43%   0.43%      79%
  2.333    20.19%        556,751      2.04%    0.48%  0.51%  0.51%  0.44%   0.44%      72%
  2.176    32.80%        444,871      2.34%    0.54%    --   0.54%  0.46%   0.46%      64%
  3.627    (0.46)%**     685,399      0.89%*   0.32%* 0.33%* 0.33%* 0.27%*  0.27%*      3%**
  4.060    20.41%        638,230      0.98%    0.35%  0.35%  0.35%  0.28%   0.28%      21%
  3.408    28.33%        481,877      1.17%    0.36%  0.36%  0.36%  0.29%   0.29%       6%
  2.753    32.41%        297,191      1.38%    0.44%  0.44%  0.44%  0.31%   0.31%       9%
  2.165    22.30%        151,130      1.79%    0.46%  0.46%  0.46%  0.32%   0.32%      12%
  1.827    36.18%         90,889      1.96%    0.55%    --   0.55%  0.34%   0.34%       8%
  1.582    (1.49)%**     904,461      0.75%*   0.72%* 0.72%* 0.72%* 0.67%*  0.67%*     26%**
  1.933    18.43%        844,538      1.17%    0.73%  0.74%  0.74%  0.67%   0.67%     131%
  1.779    16.43%        646,086      1.26%    0.70%  0.73%  0.73%  0.68%   0.68%     112%
  1.552    22.51%        473,552      1.34%    0.77%  0.80%  0.80%  0.73%   0.73%      71%
  1.405    21.26%        295,638      1.44%    0.80%  0.83%  0.83%  0.75%   0.75%      78%
  1.268    30.32%        191,610      1.69%    0.85%    --   0.85%  0.75%   0.75%     112%

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS . For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                         ---------------------------------------------
                                               Net Realized
                            Net                    and
                           Asset                Unrealized
                           Value       Net     Gain (Loss)  Total from
                         Beginning Investment       on      Investment
Year Ended December 31,  of Period Income(/1/) Investments  Operations
-----------------------  --------- ----------- ------------ ----------
Select Investment Grade
      Income Fund
         2000(d)           1.051      0.035       (0.003)      0.032
         1999              1.132      0.068       (0.079)     (0.011)
         1998              1.112      0.067        0.020       0.087
         1997              1.084      0.071        0.028       0.099
         1996              1.117      0.070       (0.033)      0.037
         1995              1.012      0.071        0.106       0.177
      Government
       Bond Fund
         2000(d)           1.011      0.030           --       0.030
         1999              1.068      0.058       (0.056)      0.002
         1998              1.047      0.058        0.021       0.079
         1997              1.036      0.061        0.011       0.072
         1996              1.062      0.062       (0.026)      0.036
         1995              0.997      0.062        0.066       0.128
   Money Market Fund
         2000(d)           1.000      0.030           --       0.030
         1999              1.000      0.051           --       0.051
         1998              1.000      0.054           --       0.054
         1997              1.000      0.053           --       0.053
         1996              1.000      0.052           --       0.052
         1995              1.000      0.057           --       0.057
                                              Less Distributions
                         ---------------------------------------------------------------
                                                                                            Net
                                                                                          Increase
                         Dividends  Distributions                                        (Decrease)
                          from Net    from Net    Distributions    Return                    in
                         Investment   Realized         in            of        Total     Net Asset
Year Ended December 31,    Income   Capital Gains    Excess        Capital Distributions   Value
-----------------------  ---------- ------------- ---------------- ------- ------------- ----------
Select Investment Grade
      Income Fund
         2000(d)           (0.035)         --            --           --      (0.035)      (0.003)
         1999              (0.069)     (0.001)           --           --      (0.070)      (0.081)
         1998              (0.067)         --            --           --      (0.067)       0.020
         1997              (0.071)         --            --           --      (0.071)       0.028
         1996              (0.070)         --            --           --      (0.070)      (0.033)
         1995              (0.071)         --        (0.001)(/2/)     --      (0.072)       0.105
      Government
       Bond Fund
         2000(d)           (0.030)         --            --           --      (0.030)          --
         1999              (0.059)         --            --           --      (0.059)      (0.057)
         1998              (0.058)         --            --           --      (0.058)       0.021
         1997              (0.061)         --            --           --      (0.061)       0.011
         1996              (0.062)         --            --           --      (0.062)      (0.026)
         1995              (0.062)         --        (0.001)(/2/)     --      (0.063)       0.065
   Money Market Fund
         2000(d)           (0.030)         --            --           --      (0.030)          --
         1999              (0.051)         --            --           --      (0.051)          --
         1998              (0.054)         --            --           --      (0.054)          --
         1997              (0.053)         --            --           --      (0.053)          --
         1996              (0.052)         --            --           --      (0.052)          --
         1995              (0.057)         --            --           --      (0.057)          --

------------------
*   Annualized.
**  Not Annualized.
(a) Including reimbursements and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(c) Excluding reimbursements and reductions.
(d) For the six months ended June 30, 2000 (Unaudited).
(1) Net investment income (loss) per share before reimbursement of fees by the investment advisers or reductions was $0.060 in 1995 for Select Income Fund.
(2) Distributions in excess of net investment income.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                          Ratios/Supplemental Data
           -----------------------------------------------------------------
                                    Ratios To Average Net Assets
                                --------------------------------------------
                     Net Assets
Net Asset              End of      Net       Operating          Management     Portfolio
Value End  Total       Period   Investment    Expenses             Fee         Turnover
of Period  Return     (000's)     Income   (a)    (b)    (c)    Gross   Net      Rate
---------  ------    ---------- ---------- ----   ----   ----   -----   ----   ---------

  1.048     3.03%**   242,736      6.54%*  0.50%* 0.50%* 0.50%* 0.43%*  0.43%*     78%**
  1.051    (0.97)%    240,541      6.22%   0.50%  0.50%  0.50%  0.43%   0.43%      75%
  1.132     7.97%     230,623      6.01%   0.52%  0.52%  0.52%  0.43%   0.43%     158%
  1.112     9.45%     189,503      6.48%   0.51%  0.51%  0.51%  0.41%   0.41%      48%
  1.084     3.56%     157,327      6.50%   0.52%  0.52%  0.52%  0.40%   0.40%     108%
  1.117    17.84%     141,625      6.66%   0.53%    --   0.53%  0.41%   0.41%     126%

  1.011     3.02%**    76,269      5.86%*  0.61%* 0.61%* 0.61%* 0.50%*  0.50%*     20%**
  1.011     0.23%      87,247      5.64%   0.62%  0.62%  0.62%  0.50%   0.50%      37%
  1.068     7.67%      81,018      5.63%   0.64%  0.64%  0.64%  0.50%   0.50%      61%
  1.047     7.08%      55,513      5.92%   0.67%  0.67%  0.67%  0.50%   0.50%      56%
  1.036     3.51%      46,396      5.90%   0.66%  0.66%  0.66%  0.50%   0.50%     112%
  1.062    13.06%      45,778      5.91%   0.69%    --   0.69%  0.50%   0.50%     180%
  1.000     3.02%**   434,496      5.96%*  0.29%* 0.29%* 0.29%* 0.24%*  0.24%*    N/A
  1.000     5.19%     513,606      5.09%   0.29%  0.29%  0.29%  0.24%   0.24%     N/A
  1.000     5.51%     336,253      5.36%   0.32%  0.32%  0.32%  0.26%   0.26%     N/A
  1.000     5.47%     260,620      5.33%   0.35%  0.35%  0.35%  0.27%   0.27%     N/A
  1.000     5.36%     217,256      5.22%   0.34%  0.34%  0.34%  0.28%   0.28%     N/A
  1.000     5.84%     155,211      5.68%   0.36%    --   0.36%  0.29%   0.29%     N/A

--------------------------------------------

                           Allmerica Investment Trust

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance compa-nies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Select Strategic Growth, Core Equity (formerly Growth), Equity Index, Select Growth and Income, Select Investment Grade Income (for-merly Investment Grade Income), Government Bond and Money Market Funds (indi-vidually a "Portfolio", collectively, the "Portfolios").

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Equity securities which are traded on a recognized exchange are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pric-ing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among secu-rities in determining value. If not valued by a pricing service, such securi-ties are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select Emerging Markets, Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of cer-tain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Receivables and payables of forward foreign currency contracts are presented on a net basis in the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward for-eign currency contracts having the same settlement date and broker are recog-nized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------


Foreign Currency Translation: Investment valuations, other assets and liabili-ties denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amorti-zation of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying finan-cial statements. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capi-tal gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or pro-vided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distrib-uted quarterly for the Core Equity, Equity Index, Select Growth and Income, Select Investment Grade Income and Government Bond Funds, and annually for the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth and Select Strategic Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions are deter-mined in accordance with income tax regulations, which may differ from gener-ally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses", foreign currency gains and losses, and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on mortgage-backed securities, foreign cur-rency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distri-butions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

Futures Contracts: All Portfolios, except the Money Market Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with the brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Securities Lending: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or pos-sible loss of rights in

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the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included under the caption "Other Information" at the end of each applicable Portfolio's schedule of investments.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: The Select Capital Appreciation Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their port-folio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement trans-actions with institutions that the Portfolio Manager has determined are credit-worthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Portfolio Manager monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a man-agement fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                                              Percentage of Average Daily Net Assets
                             First         Next         Next         Next         Next          Over
Portfolio                 $100,000,000 $150,000,000 $250,000,000 $250,000,000 $250,000,000 $1,000,000,000
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Select Emerging Markets       1.35%        1.35%        1.35%        1.35%        1.35%         1.35%
Select Aggressive Growth      1.00%        0.90%        0.80%        0.70%        0.70%         0.65%
Select Capital
 Appreciation                 1.00%        0.90%        0.80%        0.70%        0.70%         0.65%
Select Value Opportunity      1.00%        0.85%        0.80%        0.75%        0.70%         0.70%
Select International
 Equity                       1.00%        0.90%        0.85%        0.85%        0.85%         0.85%
Select Growth                 0.85%        0.85%        0.80%        0.75%        0.70%         0.70%
Select Strategic Growth       0.85%        0.85%        0.85%        0.85%        0.85%         0.85%
Core Equity                   0.60%        0.60%        0.40%        0.35%        0.35%         0.35%
Select Growth and Income      0.75%        0.70%        0.65%        0.65%        0.65%         0.65%

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                           Allmerica Investment Trust

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                                   First        Next         Over
Portfolio                       $50,000,000 $200,000,000 $250,000,000
---------------------------------------------------------------------
Equity Index                       0.35%        0.30%        0.25%
Government Bond                    0.50%        0.50%        0.50%
Money Market                       0.35%        0.25%        0.20%
                                   First        Next         Over
Portfolio                       $50,000,000 $50,000,000  $100,000,000
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Select Investment Grade Income     0.50%        0.45%        0.40%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

  Select Emerging Markets      Schroder Investment Management North America Inc.
                               ("Schroder")
  Select Aggressive Growth     Nicholas-Applegate Capital Management, L.P.
  Select Capital Appreciation  T. Rowe Price Associates, Inc. ("T. Rowe Price")
  Select Value Opportunity     Cramer Rosenthal McGlynn, LLC
  Select International Equity  Bank of Ireland Asset Management (U.S.) Limited
  Select Growth                Putnam Investment Management, Inc.
  Select Strategic Growth      TCW Investment Management Company
  Core Equity                  Miller Anderson & Sherrerd, LLP
  Equity Index                 Allmerica Asset Management, Inc. (wholly-owned
                               subsidiary of First Allmerica)
  Select Growth and Income     J.P. Morgan Investment Management Inc.
  Select Investment
   Grade Income                Allmerica Asset Management, Inc.
  Government Bond              Allmerica Asset Management, Inc.
  Money Market                 Allmerica Asset Management, Inc.

Effective April 1, 2000, TCW Investment Management Company assumed sub-adviser responsibilities from Cambiar Investors, Inc. for the Select Strategic Growth Fund. T. Rowe Price, an investment company managed by an affiliate of T. Rowe Price Associates, Inc., is currently used as an investment vehicle for certain insurance products sponsored by First Allmerica and Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidi-ary of First Allmerica. In addition, T. Rowe Price currently serves as invest-ment adviser to a corporate investment account of Allmerica Financial Corpora-tion. Miller Anderson & Sherrerd, LLP also manages certain assets for First Allmerica and its affiliates.

IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its serv-ices from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of- pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, except for the Select Emerging Markets Fund, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed certain volun-tary expense limitations as a percentage of average net assets (Select Aggres-sive Growth Fund--1.35%, Select Capital Appreciation Fund--1.35%, Select Value Opportunity--1.25%, Select International Equity Fund--1.50%, Select

                           Allmerica Investment Trust

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Growth Fund--1.20%, Select Strategic Growth Fund--1.20%, Core Equity Fund-- 1.20%, Equity Index Fund--0.60%, Select Growth and Income Fund--1.10%, Select Investment Grade Income Fund--1.00%, Government Bond Fund--1.00%, and Money Market Fund--0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of opera-tions without prior notice to existing shareholders.

The Manager has voluntarily agreed until further notice to waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to Schroder for sub-advi-sory services. The Manager has also voluntarily agreed to limit its management fee from the Select Value Opportunity Fund to an annual rate of 0.90% of aver-age daily net assets.

5.REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the bro-kers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

6.SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value. At June 30, 2000, Allmerica Financial owned 20,148,426 shares of Select Emerging Markets Fund and 5,026,423 shares of Select Strategic Growth Fund.

7.FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of for-eign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economical developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economical developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

8.FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures and options trans-actions, and forward foreign currency contracts involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select Emerging Markets Fund, the Select Capital Appreciation Fund, the Select International Equity Fund and the Select Growth Fund may enter into these for-ward contracts primarily to protect the Portfolio from adverse currency move-ment.

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                           Allmerica Investment Trust

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9.PLAN OF SUBSTITUTION

Orders have been issued by the Securities and Exchange Commission ("SEC") approving the substitution of shares of the Select Investment Grade Income Fund ("SIGIF") for all of the shares of the Allmerica Investment Trust Select Income Fund ("SIF") and all of the shares of The Fulcrum Trust Strategic Income Port-folio ("Fulcrum Strategic"). Approvals of the substitutions were also obtained from state insurance regulators in certain jurisdictions. The effect of the substitutions was to replace SIF shares and Fulcrum Strategic shares with SIGIF shares. The substitutions were effective on July 1, 2000.

On July 1, 2000, SIGIF shares were substituted for all of the shares of SIF and all of the shares of Fulcrum Strategic. The substitutions were accomplished by an exchange of 174,733,698 shares of SIGIF for the 191,246,857 shares then out-standing (each valued at $0.951) of SIF and for the 134,606 shares then out-standing (each valued at $9.52) of Fulcrum Strategic. SIF's net assets and Ful-crum Strategic's net assets, including $4,795,620 and $46,607, respectively, of unrealized depreciation, were combined with SIGIF for total net assets after the acquisitions of $425,857,321.

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                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
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The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not autho-rized for distribution to prospective investors in the flexible premium vari-able life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insur-ance Products Fund II, Morgan Stanley Dean Witter Universal Funds, Inc., Dela-ware Group Premium Fund International Equity Series, and T. Rowe Price Interna-tional Stock Portfolio which include important information related to charges and expenses.

                                 CLIENT NOTICES
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This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-828-0540.

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                        Group Vari-Exceptional Life Plus

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

Group Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY and
HI) and is distributed by Allmerica Investments, Inc.


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  First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (licensed in all states except NY) . Allmerica
   Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . The Hanover Insurance Company . AMGRO, Inc.
  Allmerica Financial Alliance Insurance Company Allmerica Asset Management,
     Inc. . Allmerica Financial Benefit Insurance Company . Sterling Risk Management Services, Inc. . Citizens Corporation . Citizens Insurance Company
     of America . Citizens Management Inc. 440 Lincoln Street, Worcester,
                              Massachusetts 01653


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